UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3010

Fidelity Advisor Series VII

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2017

Item 1.

Reports to Stockholders

Fidelity Advisor Focus Funds®
Class A, Class T, Class C and Class I

Fidelity Advisor® Biotechnology Fund

Fidelity Advisor® Communications Equipment Fund

Fidelity Advisor® Consumer Discretionary Fund

Fidelity Advisor® Energy Fund

Fidelity Advisor® Financial Services Fund

Fidelity Advisor® Health Care Fund

Fidelity Advisor® Industrials Fund

Fidelity Advisor® Semiconductors Fund (formerly Fidelity Advisor® Electronics Fund)

Fidelity Advisor® Technology Fund

Fidelity Advisor® Utilities Fund

Semi-Annual Report

January 31, 2017

Contents

Note to Shareholders
Fidelity Advisor® Biotechnology Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor® Communications Equipment Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor® Consumer Discretionary Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor® Energy Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor® Financial Services Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor® Health Care Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor® Industrials Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor® Semiconductors Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor® Technology Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor® Utilities Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders

Fidelity Advisor® Communications Equipment Fund:
On April 1, 2017, the fund’s industry benchmark will change from the S&P Custom Communications Equipment Index to the MSCI North America IMI + ADR Custom Communications Equipment 25/50 Index. Due to new international benchmark guidelines, S&P Dow Jones Indices has decided to stop offering its brand on custom benchmarks, effective March 31, 2017. Fidelity believes that the new MSCI index will continue to provide shareholders with meaningful performance comparisons.

Fidelity Advisor® Biotechnology Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	10.7	0.2
Celgene Corp.	8.2	7.0
Alexion Pharmaceuticals, Inc.	7.2	5.9
Biogen, Inc.	7.0	7.0
Regeneron Pharmaceuticals, Inc.	4.6	7.7
BioMarin Pharmaceutical, Inc.	2.7	3.5
TESARO, Inc.	2.6	1.3
Incyte Corp.	2.6	2.7
Vertex Pharmaceuticals, Inc.	2.4	4.5
Seattle Genetics, Inc.	1.8	1.7
	49.8

Top Industries (% of fund's net assets)

As of January 31, 2017
Biotechnology	88.8%
Pharmaceuticals	10.0%
Health Care Equipment & Supplies	0.2%
Health Care Technology	0.1%
Health Care Providers & Services	0.1%
All Others*	0.8%

As of July 31, 2016
Biotechnology	88.3%
Pharmaceuticals	10.2%
Health Care Equipment & Supplies	0.2%
Health Care Technology	0.2%
Health Care Providers & Services	0.1%
All Others*	1.0%

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Biotechnology Fund

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Biotechnology - 87.5%
Biotechnology - 87.5%
AbbVie, Inc. (a)	64,935	$3,968,178
AC Immune SA (b)	180,038	2,164,057
AC Immune SA	101,250	1,156,174
ACADIA Pharmaceuticals, Inc. (b)(c)	499,986	17,294,516
Acceleron Pharma, Inc. (c)	662,346	16,081,761
Achillion Pharmaceuticals, Inc. (c)	211,384	881,471
Acorda Therapeutics, Inc. (c)	316,553	6,489,337
Adamas Pharmaceuticals, Inc. (b)(c)	910,248	14,445,636
Adaptimmune Therapeutics PLC sponsored ADR (c)	823,742	3,550,328
ADMA Biologics, Inc. (c)	48,000	245,280
Aduro Biotech, Inc. (b)(c)	138,318	1,639,068
Aduro Biotech, Inc. (a)(c)	345,762	4,097,280
Advanced Accelerator Applications SA sponsored ADR (c)	80,100	2,592,837
Advaxis, Inc. (b)(c)	161,728	1,449,083
Adverum Biotechnologies, Inc. (c)	125,129	362,874
Agenus, Inc. (b)(c)	291,960	1,167,840
Agenus, Inc. warrants 1/9/18 (c)	452,000	86
Agios Pharmaceuticals, Inc. (c)	47,971	2,064,192
Aimmune Therapeutics, Inc. (b)(c)	156,031	2,852,247
Aimmune Therapeutics, Inc. (a)	460,107	8,410,756
Akebia Therapeutics, Inc. (c)	152,477	1,529,344
Alder Biopharmaceuticals, Inc. (b)(c)	693,513	14,251,692
Aldeyra Therapeutics, Inc. (c)	561,259	3,058,862
Alexion Pharmaceuticals, Inc. (c)	1,327,276	173,448,428
Alkermes PLC (c)	393,503	21,292,447
Alnylam Pharmaceuticals, Inc. (c)	236,835	9,471,032
AMAG Pharmaceuticals, Inc. (b)(c)	632,677	15,247,516
Amarin Corp. PLC ADR (b)(c)	381,894	1,134,225
Amgen, Inc.	1,637,213	256,518,517
Amicus Therapeutics, Inc. (b)(c)	892,770	4,910,235
Applied Genetic Technologies Corp. (c)	143,136	1,037,736
Aptevo Therapeutics, Inc. (c)	38,827	77,266
AquaBounty Technologies, Inc. (b)(c)	1,394	19,237
Ardelyx, Inc. (c)	728,401	8,740,812
Array BioPharma, Inc. (c)	1,624,863	17,662,261
Ascendis Pharma A/S sponsored ADR (c)	35,700	765,408
Asterias Biotherapeutics, Inc. (b)	115,938	492,737
Asterias Biotherapeutics, Inc. warrants 2/15/17 (b)(c)	23,187	3,246
Atara Biotherapeutics, Inc. (c)	452,385	6,084,578
aTyr Pharma, Inc. (c)	45,620	150,546
aTyr Pharma, Inc. (a)(c)	55,238	182,285
Audentes Therapeutics, Inc.	69,300	1,130,976
Axovant Sciences Ltd. (c)	129,161	1,582,222
Bellicum Pharmaceuticals, Inc. (b)(c)	264,791	3,542,904
BioCryst Pharmaceuticals, Inc. (b)(c)	257,352	1,621,318
Biogen, Inc. (c)(d)	612,341	169,765,419
BioMarin Pharmaceutical, Inc. (c)	740,890	64,924,191
BioTime, Inc. warrants 10/1/18 (c)	2	1
bluebird bio, Inc. (c)	47,549	3,542,401
Blueprint Medicines Corp. (c)	399,000	13,597,920
Calithera Biosciences, Inc. (b)(c)	79,158	554,106
Cara Therapeutics, Inc. (b)(c)	63,139	967,289
Catabasis Pharmaceuticals, Inc. (b)(c)	138,100	556,543
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (c)	8,557	432
warrants 5/30/17 (c)	17,900	3,018
Celgene Corp. (c)	1,695,294	196,908,398
Celldex Therapeutics, Inc. (b)(c)	1,189,736	3,878,539
Chiasma, Inc. (b)(c)	28,500	57,000
Chiasma, Inc. (a)	325,192	650,384
Chiasma, Inc. warrants (c)	81,298	34,726
Chimerix, Inc. (c)	281,786	1,532,916
Cidara Therapeutics, Inc. (c)	34,800	344,520
Cidara Therapeutics, Inc. (a)(c)	223,967	2,217,273
Clovis Oncology, Inc. (b)(c)	147,937	9,586,318
Corbus Pharmaceuticals Holdings, Inc. (b)(c)	200,300	1,342,010
Corvus Pharmaceuticals, Inc.	205,363	2,899,726
Cytokinetics, Inc. (c)	420,327	4,392,417
Cytokinetics, Inc. warrants 6/25/17 (c)	244,500	212,040
CytomX Therapeutics, Inc. (a)	64,961	754,847
DBV Technologies SA sponsored ADR (c)	258,000	8,906,160
Dicerna Pharmaceuticals, Inc. (b)(c)	129,106	321,474
Dynavax Technologies Corp. (b)(c)	222,919	913,968
Eagle Pharmaceuticals, Inc. (b)(c)	67,784	4,691,331
Edge Therapeutics, Inc. (c)	39,035	375,907
Editas Medicine, Inc. (b)	212,057	3,694,033
Emergent BioSolutions, Inc. (c)	47,755	1,445,544
Enanta Pharmaceuticals, Inc. (c)	43,787	1,450,444
Epizyme, Inc. (c)	2,443,973	25,661,717
Esperion Therapeutics, Inc. (b)(c)	151,103	1,831,368
Exact Sciences Corp. (b)(c)	234,107	4,436,328
Exelixis, Inc. (c)	1,515,149	27,454,500
Fate Therapeutics, Inc. (b)(c)	234,604	640,469
Fibrocell Science, Inc. (c)	174,200	134,657
FibroGen, Inc. (c)	361,122	8,179,413
Five Prime Therapeutics, Inc. (c)	115,900	5,309,379
Foundation Medicine, Inc. (b)(c)	12,112	236,790
Galapagos Genomics NV sponsored ADR (b)(c)	253,629	16,511,248
Genmab A/S (c)	178,793	34,468,872
Genomic Health, Inc. (c)	25,920	712,282
GenSight Biologics SA	105,964	913,961
Geron Corp. (b)(c)	4,760,774	9,902,410
Gilead Sciences, Inc.	91,201	6,607,512
Global Blood Therapeutics, Inc. (b)(c)	576,467	9,309,942
Halozyme Therapeutics, Inc. (b)(c)	1,247,231	14,405,518
Heron Therapeutics, Inc. (b)(c)	475,742	6,184,646
Histogenics Corp. (c)	597,234	949,602
Idera Pharmaceuticals, Inc. (b)(c)	524,800	734,720
Ignyta, Inc. (c)	157,472	771,613
Immune Design Corp. (c)	68,300	385,895
ImmunoGen, Inc. (b)(c)	161,351	377,561
Immunomedics, Inc. (c)	224,184	1,008,828
Incyte Corp. (c)	510,479	61,875,160
Insys Therapeutics, Inc. (b)(c)	59,194	606,147
Intellia Therapeutics, Inc. (b)(c)	226,137	2,921,690
Intercept Pharmaceuticals, Inc. (b)(c)	175,060	19,212,835
Intrexon Corp. (b)(c)	90,708	1,919,381
Ionis Pharmaceuticals, Inc. (c)	403,938	17,975,241
Ironwood Pharmaceuticals, Inc. Class A (c)	811,421	11,668,234
Juno Therapeutics, Inc. (b)(c)	464,265	9,907,415
Karyopharm Therapeutics, Inc. (c)	1,159,016	11,995,816
Keryx Biopharmaceuticals, Inc. (b)(c)	396,439	1,978,231
Kite Pharma, Inc. (b)(c)	196,252	10,002,964
Kura Oncology, Inc. (c)	921,702	5,760,638
La Jolla Pharmaceutical Co. (c)	290,700	5,654,115
Lexicon Pharmaceuticals, Inc. (b)(c)	747,366	10,709,755
Ligand Pharmaceuticals, Inc. Class B (b)(c)	54,712	5,800,019
Lion Biotechnologies, Inc. (c)	255,946	1,855,609
Loxo Oncology, Inc. (c)	491,681	19,288,646
Macrogenics, Inc. (c)	566,002	10,454,057
MediciNova, Inc. (b)(c)	388,780	2,161,617
Merrimack Pharmaceuticals, Inc. (b)(c)	642,119	1,996,990
MiMedx Group, Inc. (b)(c)	12,313	99,489
Minerva Neurosciences, Inc. (b)(c)	1,660,580	17,602,148
Mirna Therapeutics, Inc. (b)(c)	28,200	60,912
Momenta Pharmaceuticals, Inc. (c)	140,425	2,654,033
NantKwest, Inc. (b)(c)	102,878	551,426
Neurocrine Biosciences, Inc. (c)	669,028	28,707,991
NewLink Genetics Corp. (c)	157,192	1,913,027
Novavax, Inc. (b)(c)	2,050,216	2,685,783
Novelion Therapeutics, Inc. (c)	195,070	1,845,362
OncoMed Pharmaceuticals, Inc. (b)(c)	148,170	1,223,884
Opko Health, Inc. (b)(c)	243,812	2,118,726
Oragenics, Inc. (c)	108,608	76,026
Osiris Therapeutics, Inc. (b)(c)	8,014	45,039
OvaScience, Inc. (b)(c)	119,045	188,091
Portola Pharmaceuticals, Inc. (c)	697,858	19,016,631
Progenics Pharmaceuticals, Inc. (b)(c)	533,608	4,759,783
ProQR Therapeutics BV (c)	237,916	921,925
Protagonist Therapeutics, Inc.	155,823	2,811,047
Proteostasis Therapeutics, Inc.	2,300	33,925
Prothena Corp. PLC (c)	128,634	6,297,921
PTC Therapeutics, Inc. (c)	205,857	2,696,727
Puma Biotechnology, Inc. (b)(c)	306,694	9,936,886
Radius Health, Inc. (b)(c)	926,101	40,303,916
Regeneron Pharmaceuticals, Inc. (c)	311,396	111,881,469
REGENXBIO, Inc. (c)	333,286	6,165,791
Regulus Therapeutics, Inc. (c)	265,221	318,265
Repligen Corp. (c)	160,227	4,813,219
Retrophin, Inc. (b)(c)	389,310	7,638,262
Sage Therapeutics, Inc. (c)	278,968	13,384,885
Sangamo Therapeutics, Inc. (c)	237,552	831,432
Sarepta Therapeutics, Inc. (b)(c)	237,311	7,370,880
Seattle Genetics, Inc. (c)	722,220	43,506,533
Selecta Biosciences, Inc.	58,800	823,200
Seres Therapeutics, Inc. (b)(c)	237,191	2,345,819
Seres Therapeutics, Inc. (a)(c)	352,270	3,483,950
Spark Therapeutics, Inc. (b)(c)	314,145	19,809,984
Spectrum Pharmaceuticals, Inc. (c)	105,647	492,315
Stemline Therapeutics, Inc. (c)	506,193	5,163,169
Syndax Pharmaceuticals, Inc.	252,699	1,920,512
Syros Pharmaceuticals, Inc.	61,578	668,121
Syros Pharmaceuticals, Inc. (a)	62,568	678,863
TESARO, Inc. (b)(c)	382,937	62,357,461
TG Therapeutics, Inc. (b)(c)	821,996	3,945,581
Threshold Pharmaceuticals, Inc. (b)(c)	26,804	13,858
Trevena, Inc. (c)	261,522	1,825,424
Ultragenyx Pharmaceutical, Inc. (c)	366,427	27,485,689
United Therapeutics Corp. (c)	56,723	9,281,584
Vanda Pharmaceuticals, Inc. (c)	207,779	2,940,073
Versartis, Inc. (c)	497,816	7,118,769
Vertex Pharmaceuticals, Inc. (c)	684,134	58,746,587
Vical, Inc. (c)	63,286	137,963
Vital Therapies, Inc. (b)(c)	266,087	1,317,131
Voyager Therapeutics, Inc. (b)(c)	1,016,525	12,116,978
Voyager Therapeutics, Inc. (a)	282,352	3,365,636
Xencor, Inc. (c)	310,108	7,389,874
Zafgen, Inc. (c)	1,356,174	5,709,493
		2,107,863,385
Capital Markets - 0.1%
Asset Management & Custody Banks - 0.1%
RPI International Holdings LP (e)	12,210	1,605,310
Health Care Equipment & Supplies - 0.2%
Health Care Equipment - 0.2%
Bellerophon Therapeutics, Inc. (b)(c)	217,800	141,570
Novocure Ltd. (b)(c)	185,941	1,180,725
Novocure Ltd. (a)	155,553	987,762
Vermillion, Inc. (c)	991,800	1,229,832
Zosano Pharma Corp. (b)(c)	598,503	718,204
		4,258,093
Health Care Technology - 0.0%
Health Care Technology - 0.0%
NantHealth, Inc. (b)	120,400	980,056
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Transgenomic, Inc. (c)	13,500	9,315
Transgenomic, Inc. warrants 2/3/17 (c)	81,000	1
		9,316
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (c)	6,666	18,598
Pharmaceuticals - 9.9%
Pharmaceuticals - 9.9%
Achaogen, Inc. (b)(c)	431,602	6,970,372
Adimab LLC (c)(e)(f)	398,401	9,848,473
Afferent Pharmaceuticals, Inc. rights 12/31/24 (c)	1,915,787	1,839,156
Aradigm Corp. (c)	8,786	17,133
Avexis, Inc. (b)	478,538	26,692,850
Axsome Therapeutics, Inc. (b)(c)	766,409	3,755,404
Cempra, Inc. (b)(c)	1,094,178	3,446,661
Dermira, Inc. (c)	566,145	16,667,309
Egalet Corp. (b)(c)	1,252,974	6,127,043
GW Pharmaceuticals PLC ADR (b)(c)	278,067	31,972,144
Horizon Pharma PLC (c)	754,256	12,347,171
Intra-Cellular Therapies, Inc. (c)	128,154	1,850,544
Jazz Pharmaceuticals PLC (c)	128,167	15,626,121
Jounce Therapeutics, Inc.	431,376	6,436,993
Kolltan Pharmaceuticals, Inc. rights (c)	1,610,391	289,870
MyoKardia, Inc. (c)	704,734	7,893,021
MyoKardia, Inc. (a)	484,646	5,428,035
Nektar Therapeutics (c)	153,932	1,864,117
NeurogesX, Inc. (c)	150,000	750
Ocular Therapeutix, Inc. (b)(c)	252,171	1,654,242
Pacira Pharmaceuticals, Inc. (c)	307,884	11,838,140
Paratek Pharmaceuticals, Inc. (c)	799,460	12,071,846
Reata Pharmaceuticals, Inc. (b)	33,969	845,828
Repros Therapeutics, Inc. (b)(c)	623,854	792,295
Stemcentrx, Inc. rights 12/31/21 (c)	208,907	591,207
Tetraphase Pharmaceuticals, Inc. (c)	361,931	1,386,196
The Medicines Company (b)(c)	565,722	20,394,278
TherapeuticsMD, Inc. (b)(c)	1,497,500	8,700,475
Theravance Biopharma, Inc. (b)(c)	274,903	8,236,094
WAVE Life Sciences (c)	143,544	4,126,890
WAVE Life Sciences (a)	230,144	6,616,640
Zogenix, Inc. (b)(c)	320,211	2,577,699
Zogenix, Inc. warrants 7/27/17 (c)	32,985	12
		238,905,009
TOTAL COMMON STOCKS
(Cost $2,229,023,514)		2,353,639,767

Preferred Stocks - 1.6%
Convertible Preferred Stocks - 1.6%
Biotechnology - 1.3%
Biotechnology - 1.3%
23andMe, Inc. Series E (c)(e)	341,730	2,921,792
Axcella Health, Inc. Series C (c)(e)	341,857	5,876,522
Immunocore Ltd. Series A (c)(e)	17,149	3,807,065
Moderna Therapeutics, Inc.:
Series D (e)	269,180	2,363,400
Series E (e)	544,100	4,777,198
Ovid Therapeutics, Inc. Series B (c)(e)	246,448	1,663,524
RaNA Therapeutics LLC:
Series B (c)(e)	1,310,353	2,594,499
Series C (e)	1,010,101	2,000,000
Scholar Rock LLC Series B (c)(e)	1,083,994	2,796,705
Twist Bioscience Corp.:
Series C (c)(e)	1,866,791	2,632,175
Series D (c)(e)	453,587	639,558
		32,072,438
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
Allena Pharmaceuticals, Inc. Series C (c)(e)	1,505,538	3,251,962
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A (c)(e)	213,402	563,381
Series B (c)(e)	693,558	1,830,993
		2,394,374
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Afferent Pharmaceuticals, Inc. Series C (c)(e)	1,915,787	881,262

TOTAL CONVERTIBLE PREFERRED STOCKS		38,600,036

Nonconvertible Preferred Stocks - 0.0%
Biotechnology - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (e)	151,084	1,166,368
TOTAL PREFERRED STOCKS
(Cost $34,445,416)		39,766,404

Money Market Funds - 9.1%
Fidelity Cash Central Fund, 0.62% (g)	18,419,135	18,422,819
Fidelity Securities Lending Cash Central Fund 0.65% (g)(h)	200,615,365	200,655,488
TOTAL MONEY MARKET FUNDS
(Cost $219,043,424)		219,078,307
TOTAL INVESTMENT PORTFOLIO - 108.4%
(Cost $2,482,512,354)		2,612,484,478
NET OTHER ASSETS (LIABILITIES) - (8.4)%		(203,059,605)
NET ASSETS - 100%		$2,409,424,873

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,841,889 or 1.7% of net assets.

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) A portion of the security is subject to a forward commitment to sell.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $51,220,187 or 2.1% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$3,700,003
Adimab LLC	9/17/14 - 6/5/15	$6,416,091
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$862,104
Allena Pharmaceuticals, Inc. Series C	11/25/15	$3,989,676
Axcella Health, Inc. Series C	1/30/15	$3,445,919
Codiak Biosciences, Inc. Series A	11/12/15	$213,402
Codiak Biosciences, Inc. Series B	11/12/15	$2,080,674
Immunocore Ltd. Series A	7/27/15	$3,227,085
Moderna Therapeutics, Inc. Series D	11/6/13	$1,300,630
Moderna Therapeutics, Inc. Series E	12/18/14	$2,628,996
Ovid Therapeutics, Inc. Series B	8/10/15	$1,535,371
RaNA Therapeutics LLC Series B	7/17/15	$1,415,181
RaNA Therapeutics LLC Series C	12/22/16	$2,000,000
RPI International Holdings LP	5/21/15	$1,439,559
Scholar Rock LLC Series B	12/17/15	$3,251,982
Twist Bioscience Corp. Series C	5/29/15	$2,800,000
Twist Bioscience Corp. Series D	1/8/16	$973,262
Yumanity Holdings LLC Class A	2/8/16	$1,021,131

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$50,246
Fidelity Securities Lending Cash Central Fund	1,494,931
Total	$1,545,177

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,353,639,767	$2,331,621,519	$7,843,482	$14,174,766
Preferred Stocks	39,766,404	--	--	39,766,404
Money Market Funds	219,078,307	219,078,307	--	--
Total Investments in Securities:	$2,612,484,478	$2,550,699,826	$7,843,482	$53,941,170

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Common Stocks
Beginning Balance	$12,938,513
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	316,520
Cost of Purchases	919,733
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$14,174,766
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2017	$316,519
Preferred Stocks
Beginning Balance	$44,517,148
Total Realized Gain (Loss)	845,519
Total Unrealized Gain (Loss)	(567,264)
Cost of Purchases	5,929,626
Proceeds of Sales	(10,958,625)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$39,766,404
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2017	$1,871,523

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $204,087,316) — See accompanying schedule: Unaffiliated issuers (cost $2,263,468,930)	$2,393,406,171
Fidelity Central Funds (cost $219,043,424)	219,078,307
Total Investments (cost $2,482,512,354)		$2,612,484,478
Cash		42,641
Restricted cash		43,038
Receivable for investments sold		7,681,320
Receivable for securities sold on a when-issued basis		12,946,613
Receivable for fund shares sold		4,810,208
Dividends receivable		41,559
Distributions receivable from Fidelity Central Funds		214,889
Prepaid expenses		11,755
Other receivables		47,698
Total assets		2,638,324,199
Liabilities
Payable for investments purchased	$4,016,615
Commitment to sell securities on a when-issued basis	13,206,330
Payable for fund shares redeemed	8,686,871
Accrued management fee	1,106,104
Distribution and service plan fees payable	718,813
Other affiliated payables	475,450
Other payables and accrued expenses	85,978
Collateral on Securities Loaned	200,603,165
Total liabilities		228,899,326
Net Assets		$2,409,424,873
Net Assets consist of:
Paid in capital		$2,498,064,127
Accumulated net investment loss		(20,495,584)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(197,856,077)
Net unrealized appreciation (depreciation) on investments		129,712,407
Net Assets		$2,409,424,873
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($909,143,036 ÷ 43,216,735 shares)		$21.04
Maximum offering price per share (100/94.25 of $21.04)		$22.32
Class T:
Net Asset Value and redemption price per share ($114,755,526 ÷ 5,733,518 shares)		$20.01
Maximum offering price per share (100/96.50 of $20.01)		$20.74
Class C:
Net Asset Value and offering price per share ($568,706,996 ÷ 31,020,930 shares)(a)		$18.33
Class I:
Net Asset Value, offering price and redemption price per share ($816,819,315 ÷ 36,837,656 shares)		$22.17

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$1,391,816
Income from Fidelity Central Funds (including $1,494,931 from security lending)		1,545,177
Total income		2,936,993
Expenses
Management fee	$7,094,897
Transfer agent fees	2,628,770
Distribution and service plan fees	4,625,874
Accounting and security lending fees	411,256
Custodian fees and expenses	70,820
Independent trustees' fees and expenses	28,266
Registration fees	102,140
Audit	31,717
Legal	23,013
Miscellaneous	16,494
Total expenses before reductions	15,033,247
Expense reductions	(85,560)	14,947,687
Net investment income (loss)		(12,010,694)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,682,051
Fidelity Central Funds	20,987
Foreign currency transactions	(2,785)
Total net realized gain (loss)		19,700,253
Change in net unrealized appreciation (depreciation) on:
Investment Securities	(64,870,986)
When-issued commitments	(259,717)
Total change in unrealized appreciation (depreciation)		(65,130,703)
Net gain (loss)		(45,430,450)
Net increase (decrease) in net assets resulting from operations		$(57,441,144)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(12,010,694)	$(24,689,601)
Net realized gain (loss)	19,700,253	(205,980,039)
Change in net unrealized appreciation (depreciation)	(65,130,703)	(1,017,727,981)
Net increase (decrease) in net assets resulting from operations	(57,441,144)	(1,248,397,621)
Distributions to shareholders from net realized gain	–	(189,321,949)
Share transactions - net increase (decrease)	(319,113,345)	98,205,004
Redemption fees	47,949	265,724
Total increase (decrease) in net assets	(376,506,540)	(1,339,248,842)
Net Assets
Beginning of period	2,785,931,413	4,125,180,255
End of period	$2,409,424,873	$2,785,931,413
Other Information
Accumulated net investment loss end of period	$(20,495,584)	$(8,484,890)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Biotechnology Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.39	$31.43	$20.19	$17.25	$11.79	$8.81
Income from Investment Operations
Net investment income (loss)A	(.09)	(.16)	(.20)	(.13)	(.09)	(.07)
Net realized and unrealized gain (loss)	(.26)	(8.48)	12.04	3.12	6.24	3.05
Total from investment operations	(.35)	(8.64)	11.84	2.99	6.15	2.98
Distributions from net realized gain	–	(1.40)	(.60)	(.05)	(.69)	–
Total distributions	–	(1.40)	(.60)	(.05)	(.69)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$21.04	$21.39	$31.43	$20.19	$17.25	$11.79
Total ReturnC,D,E	(1.64)%	(28.55)%	59.66%	17.38%	54.94%	33.83%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.05%H	1.05%	1.04%	1.08%	1.15%	1.27%
Expenses net of fee waivers, if any	1.05%H	1.05%	1.04%	1.08%	1.15%	1.27%
Expenses net of all reductions	1.05%H	1.04%	1.04%	1.08%	1.14%	1.27%
Net investment income (loss)	(.82)%H	(.69)%	(.75)%	(.68)%	(.63)%	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$909,143	$1,080,733	$1,560,528	$602,625	$286,695	$68,993
Portfolio turnover rateI	40%H	29%	26%	50%	22%	82%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Biotechnology Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$20.39	$30.06	$19.39	$16.63	$11.42	$8.56
Income from Investment Operations
Net investment income (loss)A	(.12)	(.22)	(.27)	(.19)	(.12)	(.10)
Net realized and unrealized gain (loss)	(.26)	(8.10)	11.54	3.00	6.02	2.96
Total from investment operations	(.38)	(8.32)	11.27	2.81	5.90	2.86
Distributions from net realized gain	–	(1.35)	(.60)	(.05)	(.69)	–
Total distributions	–	(1.35)	(.60)	(.05)	(.69)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$20.01	$20.39	$30.06	$19.39	$16.63	$11.42
Total ReturnC,D,E	(1.86)%	(28.75)%	59.17%	16.95%	54.50%	33.41%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.39%H	1.37%	1.35%	1.41%	1.46%	1.56%
Expenses net of fee waivers, if any	1.39%H	1.37%	1.35%	1.41%	1.46%	1.56%
Expenses net of all reductions	1.38%H	1.37%	1.34%	1.40%	1.46%	1.56%
Net investment income (loss)	(1.16)%H	(1.01)%	(1.05)%	(1.01)%	(.94)%	(1.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$114,756	$131,928	$196,393	$95,945	$67,887	$28,154
Portfolio turnover rateI	40%H	29%	26%	50%	22%	82%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Biotechnology Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.71	$27.78	$18.04	$15.53	$10.76	$8.10
Income from Investment Operations
Net investment income (loss)A	(.14)	(.29)	(.35)	(.25)	(.17)	(.13)
Net realized and unrealized gain (loss)	(.24)	(7.46)	10.69	2.81	5.63	2.79
Total from investment operations	(.38)	(7.75)	10.34	2.56	5.46	2.66
Distributions from net realized gain	–	(1.32)	(.60)	(.05)	(.69)	–
Total distributions	–	(1.32)	(.60)	(.05)	(.69)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$18.33	$18.71	$27.78	$18.04	$15.53	$10.76
Total ReturnC,D,E	(2.03)%	(29.06)%	58.43%	16.54%	53.71%	32.84%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.80%H	1.80%	1.79%	1.83%	1.88%	2.01%
Expenses net of fee waivers, if any	1.80%H	1.80%	1.79%	1.83%	1.88%	2.01%
Expenses net of all reductions	1.79%H	1.79%	1.79%	1.83%	1.87%	2.01%
Net investment income (loss)	(1.57)%H	(1.44)%	(1.49)%	(1.43)%	(1.36)%	(1.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$568,707	$665,036	$956,495	$359,967	$146,684	$31,710
Portfolio turnover rateI	40%H	29%	26%	50%	22%	82%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Biotechnology Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.52	$32.95	$21.10	$17.97	$12.22	$9.10
Income from Investment Operations
Net investment income (loss)A	(.06)	(.10)	(.14)	(.08)	(.05)	(.04)
Net realized and unrealized gain (loss)	(.29)	(8.89)	12.60	3.26	6.49	3.16
Total from investment operations	(.35)	(8.99)	12.46	3.18	6.44	3.12
Distributions from net investment income	–	–	–B	–	–	–
Distributions from net realized gain	–	(1.44)	(.60)	(.05)	(.69)	–
Total distributions	–	(1.44)	(.61)C	(.05)	(.69)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$22.17	$22.52	$32.95	$21.10	$17.97	$12.22
Total ReturnD,E	(1.55)%	(28.32)%	60.00%	17.74%	55.39%	34.29%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.78%	.78%	.81%	.85%	.95%
Expenses net of fee waivers, if any	.78%H	.78%	.78%	.81%	.85%	.95%
Expenses net of all reductions	.78%H	.78%	.77%	.80%	.84%	.94%
Net investment income (loss)	(.55)%H	(.42)%	(.48)%	(.41)%	(.32)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$816,819	$908,234	$1,403,666	$465,889	$177,926	$26,772
Portfolio turnover rateI	40%H	29%	26%	50%	22%	82%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.61 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.604 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Communications Equipment Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	22.8	19.8
Qualcomm, Inc.	15.7	17.6
CommScope Holding Co., Inc.	6.5	5.2
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	5.2	4.9
Harris Corp.	4.9	4.9
F5 Networks, Inc.	4.5	5.5
Nokia Corp. sponsored ADR	4.4	4.6
Juniper Networks, Inc.	4.3	4.4
Brocade Communications Systems, Inc.	2.2	4.3
Finisar Corp.	2.1	1.7
	72.6

Top Industries (% of fund's net assets)

As of January 31, 2017
Communications Equipment	74.5%
Semiconductors & Semiconductor Equipment	18.1%
Electronic Equipment & Components	2.3%
Technology Hardware, Storage & Peripherals	2.0%
Internet Software & Services	1.8%
All Others*	1.3%

As of July 31, 2016
Communications Equipment	72.5%
Semiconductors & Semiconductor Equipment	18.3%
Technology Hardware, Storage & Peripherals	3.8%
Electronic Equipment & Components	2.1%
Internet Software & Services	1.8%
All Others*	1.5%

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Communications Equipment Fund

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Communications Equipment - 74.5%
Communications Equipment - 74.5%
ADTRAN, Inc.	7,840	$171,696
Arista Networks, Inc. (a)(b)	1,280	120,320
Arris International PLC (b)	11,294	322,783
Brocade Communications Systems, Inc.	32,865	409,827
Calix Networks, Inc. (b)	9,620	69,264
Cisco Systems, Inc.	139,084	4,272,656
CommScope Holding Co., Inc. (b)	32,080	1,213,266
Comtech Telecommunications Corp.	3,430	36,804
EchoStar Holding Corp. Class A (b)	2,130	108,481
EXFO, Inc. (b)	1,300	7,670
F5 Networks, Inc. (b)	6,305	845,059
Finisar Corp. (b)	13,510	399,491
Harris Corp.	8,950	919,255
Infinera Corp. (b)	6,517	58,718
InterDigital, Inc.	3,100	289,540
Ixia (b)	10,330	200,919
Juniper Networks, Inc.	29,798	797,990
Lumentum Holdings, Inc. (b)	2,960	112,332
Mitel Networks Corp. (b)	7,660	53,160
Motorola Solutions, Inc.	3,359	271,105
NETGEAR, Inc. (b)	2,090	118,921
NetScout Systems, Inc. (b)	8,180	272,394
Nokia Corp.	1,300	5,837
Nokia Corp. sponsored ADR (a)	179,990	813,555
Palo Alto Networks, Inc. (b)	2,680	395,461
Plantronics, Inc.	1,940	109,765
Radware Ltd. (b)	9,190	135,001
Sandvine Corp. (U.K.)	29,100	63,064
ShoreTel, Inc. (b)	7,700	53,515
Sonus Networks, Inc. (b)	9,750	62,205
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	163,840	965,018
ViaSat, Inc. (b)	690	44,788
Viavi Solutions, Inc. (b)	25,290	226,346
		13,946,206
Electronic Equipment & Components - 2.3%
Electronic Components - 0.2%
II-VI, Inc. (b)	1,190	43,435
Electronic Manufacturing Services - 0.8%
Fabrinet (b)	1,000	42,130
Jabil Circuit, Inc.	3,200	76,736
TE Connectivity Ltd.	290	21,562
		140,428
Technology Distributors - 1.3%
CDW Corp.	2,550	131,351
Dell Technologies, Inc. (b)	1,734	109,225
		240,576

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		424,439

Internet Software & Services - 1.8%
Internet Software & Services - 1.8%
Alphabet, Inc.:
Class A (b)	189	155,016
Class C (b)	148	117,925
Web.com Group, Inc. (b)	3,680	69,736
		342,677
IT Services - 0.3%
IT Consulting & Other Services - 0.3%
Cognizant Technology Solutions Corp. Class A (b)	880	46,279
Semiconductors & Semiconductor Equipment - 18.1%
Semiconductors - 18.1%
Acacia Communications, Inc.	360	20,941
Broadcom Ltd.	665	132,668
GSI Technology, Inc. (b)	2,200	13,442
Maxim Integrated Products, Inc.	1,450	64,496
NXP Semiconductors NV (b)	1,510	147,754
ON Semiconductor Corp. (b)	4,860	64,735
Qorvo, Inc. (b)	80	5,137
Qualcomm, Inc.	54,961	2,936,566
		3,385,739
Software - 0.8%
Systems Software - 0.8%
Check Point Software Technologies Ltd. (b)	1,520	150,130
Technology Hardware, Storage & Peripherals - 2.0%
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	160	19,416
BlackBerry Ltd. (b)	27,200	191,889
HP, Inc.	6,990	105,200
Samsung Electronics Co. Ltd.	37	63,389
		379,894
TOTAL COMMON STOCKS
(Cost $16,144,636)		18,675,364

Money Market Funds - 6.5%
Fidelity Cash Central Fund, 0.62% (c)	505,650	505,751
Fidelity Securities Lending Cash Central Fund 0.65% (c)(d)	714,361	714,504
TOTAL MONEY MARKET FUNDS
(Cost $1,220,255)		1,220,255
TOTAL INVESTMENT PORTFOLIO - 106.3%
(Cost $17,364,891)		19,895,619
NET OTHER ASSETS (LIABILITIES) - (6.3)%		(1,173,075)
NET ASSETS - 100%		$18,722,544

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$836
Fidelity Securities Lending Cash Central Fund	1,058
Total	$1,894

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.4%
Sweden	5.2%
Finland	4.4%
United Kingdom	1.7%
Canada	1.6%
Israel	1.5%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Communications Equipment Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $681,876) — See accompanying schedule: Unaffiliated issuers (cost $16,144,636)	$18,675,364
Fidelity Central Funds (cost $1,220,255)	1,220,255
Total Investments (cost $17,364,891)		$19,895,619
Receivable for investments sold		47,154
Receivable for fund shares sold		36,921
Dividends receivable		2,107
Distributions receivable from Fidelity Central Funds		316
Prepaid expenses		51
Receivable from investment adviser for expense reductions		1,003
Other receivables		54
Total assets		19,983,225
Liabilities
Payable to custodian bank	$61
Payable for investments purchased	278,717
Payable for fund shares redeemed	219,084
Accrued management fee	8,869
Distribution and service plan fees payable	5,565
Other affiliated payables	4,837
Other payables and accrued expenses	29,098
Collateral on Securities Loaned	714,450
Total liabilities		1,260,681
Net Assets		$18,722,544
Net Assets consist of:
Paid in capital		$16,243,259
Undistributed net investment income		11,234
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(62,703)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,530,754
Net Assets		$18,722,544
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($6,203,927 ÷ 491,720 shares)		$12.62
Maximum offering price per share (100/94.25 of $12.62)		$13.39
Class T:
Net Asset Value and redemption price per share ($4,029,607 ÷ 331,184 shares)		$12.17
Maximum offering price per share (100/96.50 of $12.17)		$12.61
Class C:
Net Asset Value and offering price per share ($3,054,259 ÷ 272,853 shares)(a)		$11.19
Class I:
Net Asset Value, offering price and redemption price per share ($5,434,751 ÷ 415,151 shares)		$13.09

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$141,839
Income from Fidelity Central Funds (including $1,058 from security lending)		1,894
Total income		143,733
Expenses
Management fee	$46,794
Transfer agent fees	24,151
Distribution and service plan fees	30,291
Accounting and security lending fees	3,386
Custodian fees and expenses	9,567
Independent trustees' fees and expenses	172
Registration fees	47,440
Audit	24,363
Legal	2,598
Miscellaneous	221
Total expenses before reductions	188,983
Expense reductions	(61,192)	127,791
Net investment income (loss)		15,942
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	90,594
Fidelity Central Funds	633
Foreign currency transactions	51
Total net realized gain (loss)		91,278
Change in net unrealized appreciation (depreciation) on: Investment securities	857,497
Assets and liabilities in foreign currencies	26
Total change in net unrealized appreciation (depreciation)		857,523
Net gain (loss)		948,801
Net increase (decrease) in net assets resulting from operations		$964,743

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,942	$65,928
Net realized gain (loss)	91,278	270,090
Change in net unrealized appreciation (depreciation)	857,523	(534,618)
Net increase (decrease) in net assets resulting from operations	964,743	(198,600)
Distributions to shareholders from net investment income	(70,635)	–
Distributions to shareholders from net realized gain	(269,853)	(387,325)
Total distributions	(340,488)	(387,325)
Share transactions - net increase (decrease)	6,199,411	(628,642)
Redemption fees	370	148
Total increase (decrease) in net assets	6,824,036	(1,214,419)
Net Assets
Beginning of period	11,898,508	13,112,927
End of period	$18,722,544	$11,898,508
Other Information
Undistributed net investment income end of period	$11,234	$65,927

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Communications Equipment Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.09	$12.57	$11.94	$10.22	$7.71	$9.73
Income from Investment Operations
Net investment income (loss)A	.02	.09	.02	.04B	.02	(.01)
Net realized and unrealized gain (loss)	.74	(.20)	.64	1.68	2.50	(1.81)
Total from investment operations	.76	(.11)	.66	1.72	2.52	(1.82)
Distributions from net investment income	(.05)	–	(.03)	–	(.01)	–
Distributions from net realized gain	(.18)	(.37)	–	–	–	(.20)
Total distributions	(.23)	(.37)	(.03)	–	(.01)	(.20)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$12.62	$12.09	$12.57	$11.94	$10.22	$7.71
Total ReturnD,E,F	6.23%	(.53)%	5.54%	16.83%	32.65%	(18.88)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.11%I	2.10%	1.90%	1.96%	2.22%	1.96%
Expenses net of fee waivers, if any	1.40%I	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.40%I	1.40%	1.39%	1.39%	1.37%	1.39%
Net investment income (loss)	.29%I	.81%	.16%	.40%B	.18%	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$6,204	$4,536	$4,806	$4,725	$3,962	$3,568
Portfolio turnover rateJ	54%I	29%	60%	160%	33%	79%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Communications Equipment Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.65	$12.15	$11.55	$9.91	$7.49	$9.48
Income from Investment Operations
Net investment income (loss)A	–	.06	(.01)	.02B	(.01)	(.03)
Net realized and unrealized gain (loss)	.72	(.20)	.62	1.62	2.43	(1.76)
Total from investment operations	.72	(.14)	.61	1.64	2.42	(1.79)
Distributions from net investment income	(.02)	–	(.01)	–	–	–
Distributions from net realized gain	(.18)	(.36)	–	–	–	(.20)
Total distributions	(.20)	(.36)	(.01)	–	–	(.20)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$12.17	$11.65	$12.15	$11.55	$9.91	$7.49
Total ReturnD,E,F	6.13%	(.83)%	5.24%	16.55%	32.31%	(19.06)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.43%I	2.41%	2.19%	2.25%	2.52%	2.27%
Expenses net of fee waivers, if any	1.65%I	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.65%I	1.65%	1.64%	1.64%	1.62%	1.64%
Net investment income (loss)	.04%I	.56%	(.09)%	.14%B	(.07)%	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$4,030	$3,674	$4,029	$3,995	$3,342	$2,843
Portfolio turnover rateJ	54%I	29%	60%	160%	33%	79%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.11) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Communications Equipment Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.74	$11.27	$10.76	$9.28	$7.05	$8.98
Income from Investment Operations
Net investment income (loss)A	(.03)	.01	(.07)	(.04)B	(.05)	(.07)
Net realized and unrealized gain (loss)	.66	(.19)	.58	1.52	2.28	(1.66)
Total from investment operations	.63	(.18)	.51	1.48	2.23	(1.73)
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.18)	(.35)	–	–	–	(.20)
Total distributions	(.18)	(.35)	–	–	–	(.20)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$11.19	$10.74	$11.27	$10.76	$9.28	$7.05
Total ReturnD,E,F	5.79%	(1.29)%	4.74%	15.95%	31.63%	(19.47)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.87%I	2.86%	2.65%	2.73%	2.98%	2.71%
Expenses net of fee waivers, if any	2.15%I	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.15%I	2.15%	2.14%	2.14%	2.12%	2.14%
Net investment income (loss)	(.46)%I	.06%	(.59)%	(.35)%B	(.57)%	(.91)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,054	$2,479	$2,966	$2,744	$2,334	$2,142
Portfolio turnover rateJ	54%I	29%	60%	160%	33%	79%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.61) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Communications Equipment Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.54	$13.01	$12.35	$10.55	$7.95	$10.00
Income from Investment Operations
Net investment income (loss)A	.04	.12	.05	.08B	.04	.01
Net realized and unrealized gain (loss)	.77	(.20)	.67	1.72	2.58	(1.86)
Total from investment operations	.81	(.08)	.72	1.80	2.62	(1.85)
Distributions from net investment income	(.08)	–	(.06)	–	(.02)	–
Distributions from net realized gain	(.18)	(.39)	–	–	–	(.20)
Total distributions	(.26)	(.39)	(.06)	–	(.02)	(.20)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$13.09	$12.54	$13.01	$12.35	$10.55	$7.95
Total ReturnD,E	6.37%	(.33)%	5.83%	17.06%	32.92%	(18.66)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.83%H	1.69%	1.57%	1.45%	1.93%	1.66%
Expenses net of fee waivers, if any	1.15%H	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.15%H	1.14%	1.14%	1.14%	1.12%	1.13%
Net investment income (loss)	.54%H	1.06%	.41%	.65%B	.43%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$5,435	$1,209	$1,024	$2,592	$855	$721
Portfolio turnover rateI	54%H	29%	60%	160%	33%	79%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .39%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Consumer Discretionary Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Amazon.com, Inc.	14.6	14.3
The Walt Disney Co.	10.3	8.1
Home Depot, Inc.	9.5	8.5
Charter Communications, Inc. Class A	7.0	6.6
NIKE, Inc. Class B	5.8	4.7
L Brands, Inc.	4.3	4.4
Dollar Tree, Inc.	4.0	0.7
TJX Companies, Inc.	3.3	1.5
Time Warner, Inc.	2.5	0.8
Spectrum Brands Holdings, Inc.	2.2	1.4
	63.5

Top Industries (% of fund's net assets)

As of January 31, 2017
Media	24.6%
Specialty Retail	20.7%
Internet & Direct Marketing Retail	16.9%
Hotels, Restaurants & Leisure	13.5%
Textiles, Apparel & Luxury Goods	8.0%
All Others*	16.3%

As of July 31, 2016
Specialty Retail	26.4%
Media	22.1%
Internet & Catalog Retail	16.2%
Hotels, Restaurants & Leisure	14.6%
Textiles, Apparel & Luxury Goods	8.4%
All Others*	12.3%

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Consumer Discretionary Fund

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Automobiles - 0.4%
Automobile Manufacturers - 0.4%
Ferrari NV	16,700	$1,037,571
Beverages - 1.2%
Soft Drinks - 1.2%
Monster Beverage Corp. (a)	77,847	3,316,282
Distributors - 1.3%
Distributors - 1.3%
LKQ Corp. (a)	120,200	3,835,582
Food & Staples Retailing - 0.1%
Food Retail - 0.1%
Zhou Hei Ya International Holdings Co. Ltd.	326,000	287,429
Hotels, Restaurants & Leisure - 13.5%
Casinos & Gaming - 1.2%
Churchill Downs, Inc.	300	43,005
Las Vegas Sands Corp.	66,480	3,495,518
		3,538,523
Hotels, Resorts & Cruise Lines - 3.5%
Hilton Grand Vacations, Inc. (a)	45,300	1,328,649
Hilton Worldwide Holdings, Inc.	107,207	6,172,979
Park Hotels & Resorts, Inc.	90,600	2,458,884
		9,960,512
Leisure Facilities - 1.5%
International Speedway Corp. Class A	21,800	798,970
Vail Resorts, Inc.	20,240	3,471,970
		4,270,940
Restaurants - 7.3%
Buffalo Wild Wings, Inc. (a)	24,700	3,729,700
Darden Restaurants, Inc.	47,725	3,497,288
Del Frisco's Restaurant Group, Inc. (a)	41,395	724,413
Domino's Pizza, Inc.	26,640	4,649,746
Jack in the Box, Inc.	19,200	2,072,064
McDonald's Corp.	1,680	205,918
Starbucks Corp.	93,176	5,145,179
U.S. Foods Holding Corp.	28,600	777,920
		20,802,228

TOTAL HOTELS, RESTAURANTS & LEISURE		38,572,203

Household Durables - 1.2%
Household Appliances - 1.2%
Techtronic Industries Co. Ltd.	971,000	3,358,310
Household Products - 2.2%
Household Products - 2.2%
Spectrum Brands Holdings, Inc.	47,658	6,357,101
Internet & Direct Marketing Retail - 16.9%
Internet& Direct Marketing Retail - 16.9%
Amazon.com, Inc. (a)	50,480	41,569,267
Liberty Interactive Corp. QVC Group Series A (a)	210,869	4,044,467
Ocado Group PLC (a)(b)	861,337	2,702,403
		48,316,137
Leisure Products - 1.1%
Leisure Products - 1.1%
Mattel, Inc.	125,200	3,281,492
Media - 24.3%
Advertising - 1.8%
Interpublic Group of Companies, Inc.	213,676	5,027,796
Cable & Satellite - 9.7%
Charter Communications, Inc. Class A (a)	61,594	19,953,376
Comcast Corp. Class A	83,300	6,282,486
Sirius XM Holdings, Inc. (b)	303,300	1,431,576
		27,667,438
Movies & Entertainment - 12.8%
The Walt Disney Co.	266,206	29,455,694
Time Warner, Inc.	73,716	7,139,395
		36,595,089

TOTAL MEDIA		69,290,323

Multiline Retail - 4.5%
General Merchandise Stores - 4.5%
B&M European Value Retail S.A.	362,862	1,370,811
Dollar Tree, Inc. (a)	148,100	11,431,839
		12,802,650
Personal Products - 0.2%
Personal Products - 0.2%
Herbalife Ltd. (a)	12,700	713,740
Software - 0.5%
Application Software - 0.5%
Mobileye NV (a)	34,100	1,464,936
Specialty Retail - 20.7%
Apparel Retail - 9.7%
L Brands, Inc.	204,600	12,318,966
Ross Stores, Inc.	84,669	5,597,468
TJX Companies, Inc.	125,011	9,365,824
Zumiez, Inc. (a)	25,534	511,957
		27,794,215
Automotive Retail - 1.5%
Advance Auto Parts, Inc.	8,355	1,372,225
O'Reilly Automotive, Inc. (a)	10,736	2,815,731
		4,187,956
Home Improvement Retail - 9.5%
Home Depot, Inc.	196,520	27,037,222

TOTAL SPECIALTY RETAIL		59,019,393

Textiles, Apparel & Luxury Goods - 8.0%
Apparel, Accessories & Luxury Goods - 2.2%
Regina Miracle International Holdings Ltd. (b)	481,635	379,531
VF Corp.	114,183	5,878,141
		6,257,672
Footwear - 5.8%
NIKE, Inc. Class B	314,134	16,617,689

TOTAL TEXTILES, APPAREL & LUXURY GOODS		22,875,361

TOTAL COMMON STOCKS
(Cost $231,489,013)		274,528,510
	Principal Amount	Value

Convertible Bonds - 0.3%
Media - 0.3%
Cable & Satellite - 0.3%
DISH Network Corp. 3.375% 8/15/26(c)
(Cost $810,000)	810,000	946,181
	Shares	Value

Money Market Funds - 5.0%
Fidelity Cash Central Fund, 0.62% (d)	9,586,025	9,587,942
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	4,651,558	4,652,488
TOTAL MONEY MARKET FUNDS
(Cost $14,239,602)		14,240,430
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $246,538,615)		289,715,121
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(4,131,909)
NET ASSETS - 100%		$285,583,212

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $946,181 or 0.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,749
Fidelity Securities Lending Cash Central Fund	103,249
Total	$117,998

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$274,528,510	$270,503,240	$4,025,270	$--
Convertible Bonds	946,181	--	946,181	--
Money Market Funds	14,240,430	14,240,430	--	--
Total Investments in Securities:	$289,715,121	$284,743,670	$4,971,451	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$5,819,309
Level 2 to Level 1	$0

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Consumer Discretionary Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,449,882) — See accompanying schedule: Unaffiliated issuers (cost $232,299,013)	$275,474,691
Fidelity Central Funds (cost $14,239,602)	14,240,430
Total Investments (cost $246,538,615)		$289,715,121
Receivable for investments sold		3,910,479
Receivable for fund shares sold		419,366
Dividends receivable		288,913
Interest receivable		13,137
Distributions receivable from Fidelity Central Funds		13,012
Prepaid expenses		1,379
Other receivables		4,074
Total assets		294,365,481
Liabilities
Payable for investments purchased	$2,875,767
Payable for fund shares redeemed	943,565
Accrued management fee	127,751
Distribution and service plan fees payable	90,144
Other affiliated payables	59,110
Other payables and accrued expenses	35,087
Collateral on Securities Loaned	4,650,845
Total liabilities		8,782,269
Net Assets		$285,583,212
Net Assets consist of:
Paid in capital		$249,344,157
Distributions in excess of net investment income		(158,778)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,777,676)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		43,175,509
Net Assets		$285,583,212
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($129,588,860 ÷ 6,035,470 shares)		$21.47
Maximum offering price per share (100/94.25 of $21.47)		$22.78
Class T:
Net Asset Value and redemption price per share ($26,288,467 ÷ 1,305,117 shares)		$20.14
Maximum offering price per share (100/96.50 of $20.14)		$20.87
Class C:
Net Asset Value and offering price per share ($62,395,314 ÷ 3,540,798 shares)(a)		$17.62
Class I:
Net Asset Value, offering price and redemption price per share ($67,310,571 ÷ 2,920,494 shares)		$23.05

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$1,843,983
Interest		13,137
Income from Fidelity Central Funds (including $103,249 from security lending)		117,998
Total income		1,975,118
Expenses
Management fee	$802,272
Transfer agent fees	305,935
Distribution and service plan fees	556,974
Accounting and security lending fees	57,871
Custodian fees and expenses	14,266
Independent trustees' fees and expenses	3,218
Registration fees	56,758
Audit	25,477
Legal	3,061
Miscellaneous	13,554
Total expenses before reductions	1,839,386
Expense reductions	(1,439)	1,837,947
Net investment income (loss)		137,171
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,956,938
Fidelity Central Funds	2,227
Foreign currency transactions	(12,250)
Total net realized gain (loss)		7,946,915
Change in net unrealized appreciation (depreciation) on: Investment securities	(809,519)
Assets and liabilities in foreign currencies	4,549
Total change in net unrealized appreciation (depreciation)		(804,970)
Net gain (loss)		7,141,945
Net increase (decrease) in net assets resulting from operations		$7,279,116

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$137,171	$1,178,511
Net realized gain (loss)	7,946,915	(14,404,874)
Change in net unrealized appreciation (depreciation)	(804,970)	12,404,189
Net increase (decrease) in net assets resulting from operations	7,279,116	(822,174)
Distributions to shareholders from net investment income	(1,067,067)	(425,920)
Distributions to shareholders from net realized gain	–	(5,484,780)
Total distributions	(1,067,067)	(5,910,700)
Share transactions - net increase (decrease)	(36,519,851)	87,843,131
Redemption fees	5,190	35,244
Total increase (decrease) in net assets	(30,302,612)	81,145,501
Net Assets
Beginning of period	315,885,824	234,740,323
End of period	$285,583,212	$315,885,824
Other Information
Undistributed net investment income end of period	$–	$771,118
Distributions in excess of net investment income end of period	$(158,778)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Consumer Discretionary Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$20.94	$21.51	$19.75	$19.59	$16.22	$16.00
Income from Investment Operations
Net investment income (loss)A	.02	.10B	.05	(.04)	(.02)	.01
Net realized and unrealized gain (loss)	.60	(.21)	3.99	1.75	5.04	1.07
Total from investment operations	.62	(.11)	4.04	1.71	5.02	1.08
Distributions from net investment income	(.09)	(.02)	–	–	–	(.03)
Distributions from net realized gain	–	(.44)	(2.28)	(1.55)	(1.65)	(.83)
Total distributions	(.09)	(.46)	(2.28)	(1.55)	(1.65)	(.86)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$21.47	$20.94	$21.51	$19.75	$19.59	$16.22
Total ReturnD,E,F	2.97%	(.38)%	22.26%	9.28%	33.65%	7.96%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.12%I	1.10%	1.15%	1.20%	1.31%	1.38%
Expenses net of fee waivers, if any	1.12%I	1.10%	1.15%	1.20%	1.31%	1.38%
Expenses net of all reductions	1.12%I	1.09%	1.14%	1.19%	1.29%	1.37%
Net investment income (loss)	.22%I	.49%B	.27%	(.21)%	(.10)%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$129,589	$144,578	$115,027	$59,089	$45,292	$26,547
Portfolio turnover rateJ	43%I	59%	71%	171%	146%	217%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .33%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Consumer Discretionary Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.66	$20.26	$18.75	$18.68	$15.57	$15.43
Income from Investment Operations
Net investment income (loss)A	(.01)	.03B	(.01)	(.10)	(.06)	(.03)
Net realized and unrealized gain (loss)	.57	(.19)	3.77	1.67	4.81	1.02
Total from investment operations	.56	(.16)	3.76	1.57	4.75	.99
Distributions from net investment income	(.08)	–	–	–	–	(.02)
Distributions from net realized gain	–	(.44)	(2.25)	(1.50)	(1.64)	(.83)
Total distributions	(.08)	(.44)	(2.25)	(1.50)	(1.64)	(.85)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$20.14	$19.66	$20.26	$18.75	$18.68	$15.57
Total ReturnD,E,F	2.83%	(.68)%	21.92%	8.94%	33.25%	7.62%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.42%I	1.40%	1.46%	1.50%	1.60%	1.64%
Expenses net of fee waivers, if any	1.42%I	1.40%	1.45%	1.50%	1.60%	1.64%
Expenses net of all reductions	1.42%I	1.39%	1.45%	1.49%	1.58%	1.63%
Net investment income (loss)	(.07)%I	.19%B	(.03)%	(.51)%	(.39)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$26,288	$28,259	$25,948	$18,779	$15,613	$10,447
Portfolio turnover rateJ	43%I	59%	71%	171%	146%	217%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Consumer Discretionary Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$17.18	$17.84	$16.79	$16.90	$14.27	$14.26
Income from Investment Operations
Net investment income (loss)A	(.05)	(.04)B	(.08)	(.16)	(.12)	(.09)
Net realized and unrealized gain (loss)	.49	(.18)	3.34	1.49	4.37	.93
Total from investment operations	.44	(.22)	3.26	1.33	4.25	.84
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	–	(.44)	(2.21)	(1.44)	(1.62)	(.83)
Total distributions	–	(.44)	(2.21)	(1.44)	(1.62)	(.83)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$17.62	$17.18	$17.84	$16.79	$16.90	$14.27
Total ReturnD,E,F	2.56%	(1.11)%	21.37%	8.44%	32.68%	7.17%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.88%I	1.86%	1.91%	1.97%	2.04%	2.09%
Expenses net of fee waivers, if any	1.87%I	1.86%	1.91%	1.97%	2.04%	2.09%
Expenses net of all reductions	1.87%I	1.85%	1.90%	1.96%	2.02%	2.08%
Net investment income (loss)	(.53)%I	(.27)%B	(.49)%	(.97)%	(.83)%	(.68)%
Supplemental Data
Net assets, end of period (000 omitted)	$62,395	$67,306	$43,999	$20,726	$17,176	$13,507
Portfolio turnover rateJ	43%I	59%	71%	171%	146%	217%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.42)%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Consumer Discretionary Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.48	$23.06	$21.00	$20.72	$17.04	$16.72
Income from Investment Operations
Net investment income (loss)A	.06	.16B	.12	.02	.04	.07
Net realized and unrealized gain (loss)	.65	(.22)	4.26	1.85	5.32	1.13
Total from investment operations	.71	(.06)	4.38	1.87	5.36	1.20
Distributions from net investment income	(.14)	(.08)	–	–	–	(.05)
Distributions from net realized gain	–	(.44)	(2.32)	(1.59)	(1.68)	(.83)
Total distributions	(.14)	(.52)	(2.32)	(1.59)	(1.68)	(.88)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$23.05	$22.48	$23.06	$21.00	$20.72	$17.04
Total ReturnD,E	3.15%	(.13)%	22.60%	9.61%	34.06%	8.33%
Ratios to Average Net AssetsF,G
Expenses before reductions	.85%H	.84%	.87%	.91%	.97%	1.00%
Expenses net of fee waivers, if any	.85%H	.84%	.87%	.91%	.97%	1.00%
Expenses net of all reductions	.85%H	.83%	.87%	.91%	.96%	.99%
Net investment income (loss)	.50%H	.75%B	.55%	.08%	.24%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$67,311	$75,742	$48,329	$21,708	$13,044	$9,984
Portfolio turnover rateI	43%H	59%	71%	171%	146%	217%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Energy Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	5.9	3.4
EOG Resources, Inc.	5.8	6.1
Baker Hughes, Inc.	5.4	4.7
Anadarko Petroleum Corp.	4.9	4.3
Halliburton Co.	4.4	1.7
Pioneer Natural Resources Co.	4.1	2.9
Diamondback Energy, Inc.	3.4	3.2
Schlumberger Ltd.	3.2	6.8
Cimarex Energy Co.	2.5	3.0
Exxon Mobil Corp.	2.4	2.4
	42.0

Top Industries (% of fund's net assets)

As of January 31, 2017
Oil, Gas & Consumable Fuels	76.9%
Energy Equipment & Services	17.8%
Electric Utilities	1.0%
Independent Power and Renewable Electricity Producers	0.7%
Chemicals	0.7%
All Others*	2.9%

As of July 31, 2016
Oil, Gas & Consumable Fuels	78.9%
Energy Equipment & Services	17.8%
Independent Power and Renewable Electricity Producers	0.8%
Chemicals	0.7%
Metals & Mining	0.4%
All Others*	1.4%

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Energy Fund

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Chemicals - 0.7%
Commodity Chemicals - 0.7%
LyondellBasell Industries NV Class A	81,100	$7,564,197
Construction & Engineering - 0.2%
Construction & Engineering - 0.2%
C&J Energy Services, Inc. (a)	57,600	2,543,040
Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
Smart Sand, Inc.	165,400	2,877,960
Electric Utilities - 1.0%
Electric Utilities - 1.0%
DONG Energy A/S	298,900	11,312,157
Energy Equipment & Services - 17.8%
Oil & Gas Drilling - 0.6%
Nabors Industries Ltd.	124,400	2,021,500
Odfjell Drilling A/S (a)	564,256	1,074,050
Trinidad Drilling Ltd. (b)	1,047,300	2,342,089
Xtreme Drilling & Coil Services Corp. (a)	1,059,502	2,206,533
		7,644,172
Oil & Gas Equipment & Services - 17.2%
Baker Hughes, Inc.	1,005,600	63,433,248
Dril-Quip, Inc. (a)	162,000	10,076,400
Exterran Corp. (a)	61,200	1,898,424
Frank's International NV (c)	528,745	6,260,341
Halliburton Co.	902,000	51,026,140
Newpark Resources, Inc. (a)	1,009,600	7,622,480
Oceaneering International, Inc.	216,273	6,023,203
RigNet, Inc. (a)	164,000	3,239,000
Schlumberger Ltd.	445,218	37,269,199
Superior Energy Services, Inc.	143,700	2,539,179
Tesco Corp. (a)	296,000	2,545,600
TETRA Technologies, Inc. (a)	442,134	2,192,985
Total Energy Services, Inc.	38,900	441,838
Weatherford International PLC (a)	1,056,300	5,503,323
		200,071,360

TOTAL ENERGY EQUIPMENT & SERVICES		207,715,532

Gas Utilities - 0.2%
Gas Utilities - 0.2%
Indraprastha Gas Ltd.	205,802	2,863,823
Independent Power and Renewable Electricity Producers - 0.7%
Renewable Electricity - 0.7%
NextEra Energy Partners LP	249,200	7,857,276
Metals & Mining - 0.5%
Diversified Metals & Mining - 0.5%
Hi-Crush Partners LP (a)	273,203	5,395,759
Oil, Gas & Consumable Fuels - 76.9%
Coal & Consumable Fuels - 0.3%
CONSOL Energy, Inc.	205,800	3,486,252
Integrated Oil & Gas - 8.6%
Chevron Corp.	622,309	69,294,107
Exxon Mobil Corp.	328,361	27,546,204
Suncor Energy, Inc.	101,500	3,148,158
		99,988,469
Oil & Gas Exploration & Production - 53.9%
Anadarko Petroleum Corp.	820,383	57,041,230
ARC Resources Ltd.	70,300	1,094,006
California Resources Corp. (a)	1	21
Callon Petroleum Co. (a)	1,355,200	20,707,456
Canadian Natural Resources Ltd.	66,200	2,001,389
Carrizo Oil & Gas, Inc. (a)	333,400	11,789,024
Centennial Resource Development, Inc. Class A (d)	45,200	825,804
Chesapeake Energy Corp. (a)(c)	166,700	1,075,215
Cimarex Energy Co.	217,347	29,387,488
Clayton Williams Energy, Inc. (a)	1,773	257,883
Concho Resources, Inc. (a)	77,300	10,778,712
ConocoPhillips Co.	350,800	17,105,008
Continental Resources, Inc. (a)	287,300	13,951,288
Devon Energy Corp.	325,300	14,814,162
Diamondback Energy, Inc. (a)	377,500	39,701,675
Encana Corp.	1,423,400	18,169,202
EOG Resources, Inc.	667,386	67,793,070
Extraction Oil & Gas, Inc.	641,550	11,496,576
Gran Tierra Energy, Inc. (Canada) (a)	504,200	1,294,162
Hess Corp.	209,500	11,350,710
Jones Energy, Inc. (a)(c)	375,600	1,671,420
Marathon Oil Corp.	1,004,500	16,825,375
Matador Resources Co. (a)(c)	22,700	597,691
Newfield Exploration Co. (a)	595,500	23,867,640
Noble Energy, Inc.	596,408	23,713,182
Oasis Petroleum, Inc. (a)	459,900	6,502,986
Parsley Energy, Inc. Class A (a)	598,200	21,068,604
PDC Energy, Inc. (a)	328,688	24,303,191
Peyto Exploration & Development Corp.	13,600	295,986
Pioneer Natural Resources Co.	262,816	47,367,328
QEP Resources, Inc. (a)	568,900	9,921,616
Resolute Energy Corp. (a)(c)	143,677	6,607,705
Rice Energy, Inc. (a)	1,246,887	24,725,769
Ring Energy, Inc. (a)	381,232	5,032,262
RSP Permian, Inc. (a)	543,700	23,139,872
Sanchez Energy Corp. (a)(c)	261,900	3,472,794
Seven Generations Energy Ltd. (a)	644,700	12,886,568
SM Energy Co.	555,600	16,951,356
Southwestern Energy Co. (a)	74,500	671,245
TAG Oil Ltd. (a)	342,200	207,753
Trilogy Energy Corp. (a)	168,200	878,970
Viper Energy Partners LP	213,600	3,522,264
Whiting Petroleum Corp. (a)	942,700	10,454,543
WPX Energy, Inc. (a)	837,100	11,660,803
		626,981,004
Oil & Gas Refining & Marketing - 6.8%
Alon U.S.A. Energy, Inc.	268,900	3,027,814
Delek U.S. Holdings, Inc.	189,900	4,253,760
HollyFrontier Corp.	170,400	4,936,488
Keyera Corp. (c)	282,700	8,299,051
Marathon Petroleum Corp.	381,100	18,311,855
Phillips 66 Co.	318,100	25,963,322
Western Refining, Inc.	202,100	7,075,521
World Fuel Services Corp.	160,870	7,155,498
		79,023,309
Oil & Gas Storage & Transport - 7.3%
Cheniere Energy Partners LP Holdings LLC	210,400	4,807,640
Delek Logistics Partners LP	2,300	79,235
Enable Midstream Partners LP	119,500	1,935,900
Enterprise Products Partners LP	347,200	9,836,176
GasLog Partners LP	132,500	3,034,250
Gener8 Maritime, Inc. (a)	208,500	1,052,925
Golar LNG Ltd. (c)	199,297	5,153,820
Magellan Midstream Partners LP	18,934	1,515,288
Noble Midstream Partners LP	135,600	5,887,752
Plains All American Pipeline LP	465,100	14,599,489
Rice Midstream Partners LP	320,400	7,849,800
Tallgrass Energy GP LP	82,000	2,211,540
Targa Resources Corp.	202,100	11,645,002
Teekay LNG Partners LP	64,100	1,166,620
The Williams Companies, Inc.	508,600	14,668,024
		85,443,461

TOTAL OIL, GAS & CONSUMABLE FUELS		894,922,495

TOTAL COMMON STOCKS
(Cost $950,539,886)		1,143,052,239

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 0.62% (e)	20,555,110	20,559,221
Fidelity Securities Lending Cash Central Fund 0.65% (e)(f)	23,799,120	23,803,879
TOTAL MONEY MARKET FUNDS
(Cost $44,359,480)		44,363,100
TOTAL INVESTMENT PORTFOLIO - 102.0%
(Cost $994,899,366)		1,187,415,339
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(23,496,065)
NET ASSETS - 100%		$1,163,919,274

Legend

 (a) Non-income producing

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $825,804 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Centennial Resource Development, Inc. Class A	10/11/16	$452,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,355
Fidelity Securities Lending Cash Central Fund	216,620
Total	$248,975

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.1%
Canada	4.7%
Curacao	3.2%
Netherlands	1.2%
Denmark	1.0%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Energy Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,680,311) — See accompanying schedule: Unaffiliated issuers (cost $950,539,886)	$1,143,052,239
Fidelity Central Funds (cost $44,359,480)	44,363,100
Total Investments (cost $994,899,366)		$1,187,415,339
Receivable for investments sold		6,553,750
Receivable for fund shares sold		6,928,014
Dividends receivable		732,458
Distributions receivable from Fidelity Central Funds		52,818
Prepaid expenses		4,120
Other receivables		62,760
Total assets		1,201,749,259
Liabilities
Payable for investments purchased
Regular delivery	$7,849,479
Delayed delivery	1,859,378
Payable for fund shares redeemed	3,025,408
Accrued management fee	537,012
Distribution and service plan fees payable	399,451
Other affiliated payables	244,296
Other payables and accrued expenses	117,061
Collateral on Securities Loaned	23,797,900
Total liabilities		37,829,985
Net Assets		$1,163,919,274
Net Assets consist of:
Paid in capital		$1,141,878,649
Distributions in excess of net investment income		(2,010,385)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(168,394,836)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		192,445,846
Net Assets		$1,163,919,274
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($408,429,219 ÷ 11,524,930 shares)		$35.44
Maximum offering price per share (100/94.25 of $35.44)		$37.60
Class T:
Net Asset Value and redemption price per share ($162,343,755 ÷ 4,476,367 shares)		$36.27
Maximum offering price per share (100/96.50 of $36.27)		$37.59
Class C:
Net Asset Value and offering price per share ($287,833,078 ÷ 8,822,811 shares)(a)		$32.62
Class I:
Net Asset Value, offering price and redemption price per share ($305,313,222 ÷ 8,184,064 shares)		$37.31

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$5,295,089
Income from Fidelity Central Funds (including $216,620 from security lending)		248,975
Total income		5,544,064
Expenses
Management fee	$2,903,879
Transfer agent fees	1,195,366
Distribution and service plan fees	2,238,888
Accounting and security lending fees	176,730
Custodian fees and expenses	17,356
Independent trustees' fees and expenses	11,045
Registration fees	65,546
Audit	26,085
Legal	7,311
Miscellaneous	6,018
Total expenses before reductions	6,648,224
Expense reductions	(40,709)	6,607,515
Net investment income (loss)		(1,063,451)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $3,131)	17,681,980
Fidelity Central Funds	3,770
Foreign currency transactions	8,264
Total net realized gain (loss)		17,694,014
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $40,530)	114,345,969
Assets and liabilities in foreign currencies	(29,616)
Total change in net unrealized appreciation (depreciation)		114,316,353
Net gain (loss)		132,010,367
Net increase (decrease) in net assets resulting from operations		$130,946,916

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,063,451)	$2,929,237
Net realized gain (loss)	17,694,014	(124,793,502)
Change in net unrealized appreciation (depreciation)	114,316,353	145,167,487
Net increase (decrease) in net assets resulting from operations	130,946,916	23,303,222
Distributions to shareholders from net investment income	(574,320)	(3,958,354)
Distributions to shareholders from net realized gain	(1,566,627)	–
Total distributions	(2,140,947)	(3,958,354)
Share transactions - net increase (decrease)	96,717,895	161,035,631
Redemption fees	22,377	63,717
Total increase (decrease) in net assets	225,546,241	180,444,216
Net Assets
Beginning of period	938,373,033	757,928,817
End of period	$1,163,919,274	$938,373,033
Other Information
Distributions in excess of net investment income end of period	$(2,010,385)	$(372,614)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Energy Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$31.12	$30.96	$45.71	$40.59	$33.71	$40.17
Income from Investment Operations
Net investment income (loss)A	(.01)	.16	.28	.15	.23	.25
Net realized and unrealized gain (loss)	4.41	.20	(12.89)	7.06	6.81	(6.50)
Total from investment operations	4.40	.36	(12.61)	7.21	7.04	(6.25)
Distributions from net investment income	–	(.20)	(.18)B	(.17)	(.16)	(.21)
Distributions from net realized gain	(.08)	–	(1.96)B	(1.93)	–	–
Total distributions	(.08)	(.20)	(2.14)	(2.09)C	(.16)	(.21)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$35.44	$31.12	$30.96	$45.71	$40.59	$33.71
Total ReturnE,F,G	14.12%	1.25%	(28.92)%	18.46%	20.94%	(15.58)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.09%J	1.12%	1.12%	1.12%	1.16%	1.17%
Expenses net of fee waivers, if any	1.09%J	1.12%	1.12%	1.12%	1.16%	1.17%
Expenses net of all reductions	1.08%J	1.11%	1.11%	1.12%	1.15%	1.17%
Net investment income (loss)	(.04)%J	.54%	.76%	.36%	.61%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$408,429	$347,885	$292,288	$369,400	$279,798	$253,332
Portfolio turnover rateK	72%J	85%	61%	112%	68%	88%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.09 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $1.929 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Energy Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$31.82	$31.63	$46.64	$41.38	$34.40	$41.04
Income from Investment Operations
Net investment income (loss)A	(.05)	.08	.20	.06	.15	.18
Net realized and unrealized gain (loss)	4.50	.22	(13.18)	7.21	6.95	(6.65)
Total from investment operations	4.45	.30	(12.98)	7.27	7.10	(6.47)
Distributions from net investment income	–	(.11)	(.08)B	(.08)	(.12)	(.17)
Distributions from net realized gain	–	–	(1.95)B	(1.93)	–	–
Total distributions	–	(.11)	(2.03)	(2.01)	(.12)	(.17)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$36.27	$31.82	$31.63	$46.64	$41.38	$34.40
Total ReturnD,E,F	13.98%	.98%	(29.09)%	18.19%	20.70%	(15.77)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.36%I	1.38%	1.36%	1.34%	1.36%	1.38%
Expenses net of fee waivers, if any	1.36%I	1.38%	1.35%	1.34%	1.36%	1.38%
Expenses net of all reductions	1.35%I	1.37%	1.35%	1.34%	1.35%	1.38%
Net investment income (loss)	(.30)%I	.28%	.52%	.14%	.40%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$162,344	$155,856	$164,848	$245,828	$223,248	$215,488
Portfolio turnover rateJ	72%I	85%	61%	112%	68%	88%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Energy Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$28.69	$28.58	$42.40	$37.92	$31.63	$37.88
Income from Investment Operations
Net investment income (loss)A	(.12)	(.05)	.01	(.15)	(.04)	(.01)
Net realized and unrealized gain (loss)	4.05	.19	(11.93)	6.57	6.38	(6.13)
Total from investment operations	3.93	.14	(11.92)	6.42	6.34	(6.14)
Distributions from net investment income	–	(.03)	(.03)B	(.01)	(.05)	(.11)
Distributions from net realized gain	–	–	(1.88)B	(1.93)	–	–
Total distributions	–	(.03)	(1.90)C	(1.94)	(.05)	(.11)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$32.62	$28.69	$28.58	$42.40	$37.92	$31.63
Total ReturnE,F,G	13.70%	.52%	(29.44)%	17.57%	20.08%	(16.22)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.82%J	1.84%	1.85%	1.86%	1.90%	1.92%
Expenses net of fee waivers, if any	1.82%J	1.84%	1.85%	1.86%	1.90%	1.92%
Expenses net of all reductions	1.81%J	1.83%	1.85%	1.86%	1.88%	1.91%
Net investment income (loss)	(.76)%J	(.18)%	.02%	(.38)%	(.13)%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$287,833	$240,949	$162,322	$130,881	$99,833	$93,504
Portfolio turnover rateK	72%J	85%	61%	112%	68%	88%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.90 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $1.877 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Energy Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$32.78	$32.62	$48.05	$42.55	$35.28	$41.95
Income from Investment Operations
Net investment income (loss)A	.04	.25	.39	.28	.35	.37
Net realized and unrealized gain (loss)	4.66	.20	(13.56)	7.42	7.12	(6.79)
Total from investment operations	4.70	.45	(13.17)	7.70	7.47	(6.42)
Distributions from net investment income	(.08)	(.29)	(.30)B	(.27)	(.20)	(.25)
Distributions from net realized gain	(.09)	–	(1.96)B	(1.93)	–	–
Total distributions	(.17)	(.29)	(2.26)	(2.20)	(.20)	(.25)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$37.31	$32.78	$32.62	$48.05	$42.55	$35.28
Total ReturnD,E	14.31%	1.50%	(28.73)%	18.80%	21.26%	(15.31)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.82%H	.85%	.85%	.85%	.88%	.86%
Expenses net of fee waivers, if any	.82%H	.85%	.85%	.85%	.88%	.86%
Expenses net of all reductions	.81%H	.83%	.85%	.85%	.86%	.85%
Net investment income (loss)	.24%H	.82%	1.02%	.63%	.89%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$305,313	$193,683	$130,308	$110,795	$65,034	$56,692
Portfolio turnover rateI	72%H	85%	61%	112%	68%	88%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Financial Services Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	6.0	5.9
Capital One Financial Corp.	5.2	2.7
Wells Fargo & Co.	5.0	3.7
Bank of America Corp.	4.9	4.2
Citigroup, Inc.	4.9	3.9
Goldman Sachs Group, Inc.	4.7	1.9
American International Group, Inc.	4.1	0.0
U.S. Bancorp	3.7	3.6
JPMorgan Chase & Co.	3.4	3.3
Huntington Bancshares, Inc.	3.2	1.0
	45.1

Top Industries (% of fund's net assets)

As of January 31, 2017
Banks	38.0%
Insurance	21.5%
Capital Markets	17.9%
Consumer Finance	10.2%
Diversified Financial Services	6.6%
All Others*	5.8%

As of July 31, 2016
Banks	24.7%
Real Estate Investment Trusts	22.9%
Insurance	18.6%
Diversified Financial Services	9.7%
Capital Markets	6.5%
All Others*	17.6%

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

* Includes short-term investments and net other assets (liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor® Financial Services Fund

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Banks - 38.0%
Diversified Banks - 22.5%
Bank of America Corp.	723,856	$16,388,100
Citigroup, Inc.	290,465	16,216,661
Comerica, Inc.	19,019	1,284,353
JPMorgan Chase & Co.	132,131	11,182,247
The Bank of NT Butterfield & Son Ltd.	26,800	881,452
U.S. Bancorp	231,308	12,178,366
Wells Fargo & Co.	294,248	16,574,990
		74,706,169
Regional Banks - 15.5%
Bank of the Ozarks, Inc.	78,500	4,307,295
CIT Group, Inc.	103,200	4,250,808
CoBiz, Inc.	113,491	1,988,362
First Republic Bank	61,100	5,763,563
Huntington Bancshares, Inc.	793,000	10,729,290
M&T Bank Corp.	36,900	5,998,833
PNC Financial Services Group, Inc.	86,000	10,359,560
Popular, Inc.	75,600	3,358,908
Preferred Bank, Los Angeles	13,400	742,494
SVB Financial Group (a)	22,100	3,806,283
		51,305,396

TOTAL BANKS		126,011,565

Capital Markets - 17.9%
Asset Management & Custody Banks - 6.5%
Affiliated Managers Group, Inc.	26,354	4,015,295
BlackRock, Inc. Class A	22,200	8,302,356
Northern Trust Corp.	78,620	6,522,315
Oaktree Capital Group LLC Class A	61,600	2,599,520
		21,439,486
Financial Exchanges & Data - 4.3%
CBOE Holdings, Inc.	56,900	4,530,378
IntercontinentalExchange, Inc.	165,220	9,642,239
		14,172,617
Investment Banking & Brokerage - 7.1%
E*TRADE Financial Corp. (a)	135,800	5,085,710
Goldman Sachs Group, Inc.	67,740	15,534,137
Investment Technology Group, Inc.	87,275	1,755,973
TD Ameritrade Holding Corp.	28,900	1,333,735
		23,709,555

TOTAL CAPITAL MARKETS		59,321,658

Consumer Finance - 10.2%
Consumer Finance - 10.2%
Capital One Financial Corp.	197,838	17,289,063
Discover Financial Services	110,400	7,648,512
Synchrony Financial	249,500	8,937,090
		33,874,665
Diversified Financial Services - 6.6%
Multi-Sector Holdings - 6.0%
Berkshire Hathaway, Inc. Class B (a)	122,169	20,052,821
Specialized Finance - 0.6%
Bats Global Markets, Inc.	52,400	1,857,580

TOTAL DIVERSIFIED FINANCIAL SERVICES		21,910,401

Insurance - 21.5%
Insurance Brokers - 2.4%
Brown & Brown, Inc.	67,700	2,852,201
Willis Group Holdings PLC	39,600	4,955,148
		7,807,349
Life & Health Insurance - 2.0%
Torchmark Corp.	89,880	6,609,775
Multi-Line Insurance - 5.1%
American Financial Group, Inc.	39,000	3,360,630
American International Group, Inc.	209,800	13,481,748
		16,842,378
Property & Casualty Insurance - 10.9%
Allied World Assurance Co. Holdings AG	34,900	1,854,237
Allstate Corp.	94,590	7,114,114
AmTrust Financial Services, Inc.	77,800	2,053,142
Chubb Ltd.	72,227	9,497,128
FNF Group	184,250	6,515,080
The Travelers Companies, Inc.	78,600	9,257,508
		36,291,209
Reinsurance - 1.1%
Reinsurance Group of America, Inc.	30,500	3,826,835

TOTAL INSURANCE		71,377,546

IT Services - 2.2%
Data Processing & Outsourced Services - 2.2%
Visa, Inc. Class A	61,820	5,113,132
WEX, Inc. (a)	18,500	2,115,105
		7,228,237
Mortgage Real Estate Investment Trusts - 0.3%
Mortgage REITs - 0.3%
American Capital Mortgage Investment Corp.	67,600	1,074,840
Thrifts & Mortgage Finance - 0.6%
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp. (a)	96,600	1,028,790
Radian Group, Inc.	43,800	805,920
		1,834,710
TOTAL COMMON STOCKS
(Cost $288,024,078)		322,633,622

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 0.62% (b)
(Cost $11,038,856)	11,036,649	11,038,856
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $299,062,934)		333,672,478
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,091,272)
NET ASSETS - 100%		$331,581,206

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,340
Fidelity Securities Lending Cash Central Fund	774
Total	$21,114

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $288,024,078)	$322,633,622
Fidelity Central Funds (cost $11,038,856)	11,038,856
Total Investments (cost $299,062,934)		$333,672,478
Cash		245
Receivable for investments sold		2,951,593
Receivable for fund shares sold		2,485,914
Dividends receivable		81,097
Distributions receivable from Fidelity Central Funds		5,604
Prepaid expenses		858
Other receivables		1,161
Total assets		339,198,950
Liabilities
Payable for investments purchased	$6,713,629
Payable for fund shares redeemed	541,143
Accrued management fee	149,129
Distribution and service plan fees payable	106,924
Other affiliated payables	65,292
Other payables and accrued expenses	41,627
Total liabilities		7,617,744
Net Assets		$331,581,206
Net Assets consist of:
Paid in capital		$335,668,627
Distributions in excess of net investment income		(285,325)
Accumulated undistributed net realized gain (loss) on investments		(38,410,633)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		34,608,537
Net Assets		$331,581,206
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($139,446,264 ÷ 7,629,504 shares)		$18.28
Maximum offering price per share (100/94.25 of $18.28)		$19.40
Class T:
Net Asset Value and redemption price per share ($40,177,815 ÷ 2,219,163 shares)		$18.10
Maximum offering price per share (100/96.50 of $18.10)		$18.76
Class C:
Net Asset Value and offering price per share ($78,408,652 ÷ 4,556,483 shares)(a)		$17.21
Class I:
Net Asset Value, offering price and redemption price per share ($73,548,475 ÷ 3,917,147 shares)		$18.78

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$1,916,464
Income from Fidelity Central Funds (including $774 from security lending)		21,114
Total income		1,937,578
Expenses
Management fee	$664,636
Transfer agent fees	276,685
Distribution and service plan fees	500,179
Accounting and security lending fees	47,306
Custodian fees and expenses	20,694
Independent trustees' fees and expenses	2,398
Registration fees	55,659
Audit	25,283
Legal	2,659
Miscellaneous	4,630
Total expenses before reductions	1,600,129
Expense reductions	(1,496)	1,598,633
Net investment income (loss)		338,945
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,437,964
Fidelity Central Funds	151
Total net realized gain (loss)		9,438,115
Change in net unrealized appreciation (depreciation) on: Investment securities	30,070,020
Assets and liabilities in foreign currencies	(169)
Total change in net unrealized appreciation (depreciation)		30,069,851
Net gain (loss)		39,507,966
Net increase (decrease) in net assets resulting from operations		$39,846,911

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$338,945	$1,283,134
Net realized gain (loss)	9,438,115	(1,102,596)
Change in net unrealized appreciation (depreciation)	30,069,851	(19,200,638)
Net increase (decrease) in net assets resulting from operations	39,846,911	(19,020,100)
Distributions to shareholders from net investment income	(502,159)	(957,546)
Distributions to shareholders from net realized gain	–	(189,767)
Total distributions	(502,159)	(1,147,313)
Share transactions - net increase (decrease)	97,080,326	(18,476,090)
Redemption fees	8,334	14,186
Total increase (decrease) in net assets	136,433,412	(38,629,317)
Net Assets
Beginning of period	195,147,794	233,777,111
End of period	$331,581,206	$195,147,794
Other Information
Distributions in excess of net investment income end of period	$(285,325)	$(122,111)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Financial Services Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.43	$16.53	$14.97	$13.41	$10.18	$10.06
Income from Investment Operations
Net investment income (loss)A	.04	.11	.10	.10	.15	.07
Net realized and unrealized gain (loss)	2.85	(1.13)	1.59B	1.55	3.18	.06
Total from investment operations	2.89	(1.02)	1.69	1.65	3.33	.13
Distributions from net investment income	(.04)	(.07)	(.13)	(.08)	(.10)	(.01)
Distributions from net realized gain	–	(.01)	–	(.01)	–	–
Total distributions	(.04)	(.08)	(.13)	(.09)	(.10)	(.01)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$18.28	$15.43	$16.53	$14.97	$13.41	$10.18
Total ReturnD,E,F	18.72%	(6.15)%	11.29%B	12.39%	32.99%	1.34%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.17%I	1.15%	1.17%	1.22%	1.29%	1.28%
Expenses net of fee waivers, if any	1.17%I	1.15%	1.17%	1.22%	1.29%	1.28%
Expenses net of all reductions	1.17%I	1.15%	1.17%	1.22%	1.21%	1.20%
Net investment income (loss)	.44%I	.77%	.61%	.68%	1.31%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$139,446	$97,011	$102,983	$77,674	$64,428	$47,055
Portfolio turnover rateJ	96%I	63%	44%	49%	288%	441%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 10.97%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Financial Services Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.29	$16.41	$14.86	$13.31	$10.11	$10.01
Income from Investment Operations
Net investment income (loss)A	.01	.07	.05	.06	.12	.04
Net realized and unrealized gain (loss)	2.82	(1.13)	1.58B	1.55	3.16	.06
Total from investment operations	2.83	(1.06)	1.63	1.61	3.28	.10
Distributions from net investment income	(.02)	(.05)	(.08)	(.05)	(.08)	–C
Distributions from net realized gain	–	(.01)	–	(.01)	–	–
Total distributions	(.02)	(.06)	(.08)	(.06)	(.08)	–C
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$18.10	$15.29	$16.41	$14.86	$13.31	$10.11
Total ReturnD,E,F	18.51%	(6.43)%	10.98%B	12.10%	32.66%	1.03%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.45%I	1.45%	1.45%	1.48%	1.55%	1.54%
Expenses net of fee waivers, if any	1.45%I	1.45%	1.45%	1.48%	1.55%	1.54%
Expenses net of all reductions	1.45%I	1.44%	1.45%	1.48%	1.47%	1.45%
Net investment income (loss)	.15%I	.47%	.33%	.42%	1.06%	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$40,178	$30,044	$34,314	$31,596	$30,576	$24,367
Portfolio turnover rateJ	96%I	63%	44%	49%	288%	441%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 10.66%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Financial Services Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.55	$15.67	$14.22	$12.75	$9.70	$9.65
Income from Investment Operations
Net investment income (loss)A	(.02)	–B	(.02)	–B	.06	–B
Net realized and unrealized gain (loss)	2.68	(1.08)	1.51C	1.48	3.03	.05
Total from investment operations	2.66	(1.08)	1.49	1.48	3.09	.05
Distributions from net investment income	–B	(.03)	(.04)	(.01)	(.04)	–
Distributions from net realized gain	–	(.01)	–	–	–	–
Total distributions	–B	(.04)	(.04)	(.01)	(.04)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$17.21	$14.55	$15.67	$14.22	$12.75	$9.70
Total ReturnD,E,F	18.30%	(6.88)%	10.45%C	11.65%	31.98%	.52%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.91%I	1.90%	1.90%	1.94%	2.03%	2.03%
Expenses net of fee waivers, if any	1.91%I	1.90%	1.90%	1.94%	2.03%	2.03%
Expenses net of all reductions	1.91%I	1.89%	1.90%	1.93%	1.96%	1.94%
Net investment income (loss)	(.31)%I	.02%	(.12)%	(.03)%	.57%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$78,409	$47,505	$50,206	$36,740	$29,897	$20,875
Portfolio turnover rateJ	96%I	63%	44%	49%	288%	441%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 10.13%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Financial Services Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.84	$16.94	$15.34	$13.73	$10.42	$10.28
Income from Investment Operations
Net investment income (loss)A	.06	.17	.15	.15	.20	.10
Net realized and unrealized gain (loss)	2.94	(1.17)	1.62B	1.60	3.25	.06
Total from investment operations	3.00	(1.00)	1.77	1.75	3.45	.16
Distributions from net investment income	(.06)	(.09)	(.17)	(.13)	(.14)	(.02)
Distributions from net realized gain	–	(.01)	–	(.01)	–	–
Total distributions	(.06)	(.10)	(.17)	(.14)	(.14)	(.02)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$18.78	$15.84	$16.94	$15.34	$13.73	$10.42
Total ReturnD,E	18.94%	(5.89)%	11.61%B	12.85%	33.45%	1.61%
Ratios to Average Net AssetsF,G
Expenses before reductions	.87%H	.85%	.84%	.87%	.96%	.98%
Expenses net of fee waivers, if any	.87%H	.85%	.84%	.87%	.96%	.98%
Expenses net of all reductions	.87%H	.84%	.84%	.86%	.88%	.89%
Net investment income (loss)	.74%H	1.07%	.94%	1.04%	1.65%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$73,548	$20,588	$42,443	$16,164	$9,275	$5,596
Portfolio turnover rateI	96%H	63%	44%	49%	288%	441%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 11.29%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Health Care Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	7.8	6.7
Medtronic PLC	7.3	9.7
Allergan PLC	6.4	6.0
Boston Scientific Corp.	5.6	5.1
UnitedHealth Group, Inc.	5.3	3.2
Alexion Pharmaceuticals, Inc.	4.4	3.1
Vertex Pharmaceuticals, Inc.	3.7	3.8
Bristol-Myers Squibb Co.	3.5	2.4
Anthem, Inc.	3.2	1.4
Intuitive Surgical, Inc.	2.4	2.0
	49.6

Top Industries (% of fund's net assets)

As of January 31, 2017
Biotechnology	29.0%
Health Care Equipment & Supplies	26.0%
Health Care Providers & Services	20.3%
Pharmaceuticals	16.9%
Health Care Technology	2.9%
All Others*	4.9%

As of July 31, 2016
Health Care Equipment & Supplies	28.0%
Biotechnology	27.4%
Pharmaceuticals	21.3%
Health Care Providers & Services	15.2%
Health Care Technology	3.0%
All Others*	5.1%

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Health Care Fund

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Biotechnology - 29.0%
Biotechnology - 29.0%
Ablynx NV (a)(b)	800,000	$10,263,886
AC Immune SA	226,800	2,726,136
ACADIA Pharmaceuticals, Inc. (b)	30,200	1,044,618
Acorda Therapeutics, Inc. (b)	540,800	11,086,400
Advanced Accelerator Applications SA sponsored ADR (b)	196,300	6,354,231
Advaxis, Inc. (a)(b)	640,000	5,734,400
Alexion Pharmaceuticals, Inc. (b)	800,000	104,544,000
Alnylam Pharmaceuticals, Inc. (b)	167,744	6,708,083
Amgen, Inc.	1,200,000	188,016,000
Amicus Therapeutics, Inc. (a)(b)	1,400,000	7,700,000
Array BioPharma, Inc. (b)	1,000,000	10,870,000
Ascendis Pharma A/S sponsored ADR (a)(b)	400,000	8,576,000
BeiGene Ltd. ADR	104,159	3,628,900
Biogen, Inc. (b)	27,700	7,679,548
BioMarin Pharmaceutical, Inc. (b)	250,000	21,907,500
bluebird bio, Inc. (a)(b)	61,720	4,598,140
Blueprint Medicines Corp. (b)	205,000	6,986,400
Celgene Corp. (b)	70,000	8,130,500
Cellectis SA sponsored ADR (b)	221,100	4,032,864
China Biologic Products, Inc. (b)	48,995	5,582,490
Curis, Inc. (b)	1,529,100	4,388,517
Cytokinetics, Inc. (b)	400,000	4,180,000
CytomX Therapeutics, Inc. (b)	147,100	1,709,302
Five Prime Therapeutics, Inc. (b)	147,839	6,772,505
Galapagos Genomics NV sponsored ADR (b)	143,077	9,314,313
Gilead Sciences, Inc.	140,000	10,143,000
Heron Therapeutics, Inc. (a)(b)	224,815	2,922,595
Incyte Corp. (b)	54,500	6,605,945
Insmed, Inc. (b)	1,100,000	16,247,000
Intercept Pharmaceuticals, Inc. (b)	57,244	6,282,529
Loxo Oncology, Inc. (b)	63,700	2,498,951
Neurocrine Biosciences, Inc. (b)	280,000	12,014,800
Proteostasis Therapeutics, Inc.	210,200	3,100,450
Puma Biotechnology, Inc. (b)	285,800	9,259,920
Regeneron Pharmaceuticals, Inc. (b)	40,000	14,371,600
Spark Therapeutics, Inc. (a)(b)	146,874	9,261,874
TESARO, Inc. (b)	170,000	27,682,800
Trevena, Inc. (b)	1,000,000	6,980,000
Ultragenyx Pharmaceutical, Inc. (a)(b)	235,000	17,627,350
Vertex Pharmaceuticals, Inc. (b)	1,044,300	89,674,041
Xencor, Inc. (b)	360,000	8,578,800
		695,786,388
Capital Markets - 0.4%
Asset Management & Custody Banks - 0.4%
RPI International Holdings LP (c)	61,683	8,109,772
Diversified Consumer Services - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	195,635	5,076,728
Health Care Equipment & Supplies - 25.6%
Health Care Equipment - 23.8%
Atricure, Inc. (b)	680,000	11,063,600
Boston Scientific Corp. (b)	5,600,000	134,736,000
DexCom, Inc. (b)	400,000	31,660,000
Insulet Corp. (b)	568,855	23,664,368
Integra LifeSciences Holdings Corp. (b)	640,000	26,707,200
Intuitive Surgical, Inc. (b)	85,000	58,878,650
Medtronic PLC	2,300,000	174,846,000
Nevro Corp. (a)(b)	64,000	5,569,280
NxStage Medical, Inc. (b)	346,027	9,308,126
Penumbra, Inc. (b)	330,000	23,611,500
Wright Medical Group NV (b)	1,280,000	32,230,400
Zeltiq Aesthetics, Inc. (a)(b)	600,000	26,604,000
Zimmer Biomet Holdings, Inc.	120,000	14,199,600
		573,078,724
Health Care Supplies - 1.8%
The Cooper Companies, Inc.	146,000	26,953,060
The Spectranetics Corp. (b)	600,000	15,510,000
		42,463,060

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		615,541,784

Health Care Providers & Services - 20.2%
Health Care Distributors & Services - 1.5%
Amplifon SpA	760,000	7,679,131
EBOS Group Ltd.	1,280,000	15,871,398
McKesson Corp.	70,000	9,740,500
Oriola-KD Oyj	741,200	3,512,551
		36,803,580
Health Care Facilities - 2.9%
HCA Holdings, Inc. (b)	310,000	24,886,800
Surgical Care Affiliates, Inc. (b)	280,000	15,820,000
Universal Health Services, Inc. Class B	255,000	28,720,650
		69,427,450
Health Care Services - 3.1%
American Renal Associates Holdings, Inc.	399,549	7,679,332
Envision Healthcare Corp. (b)	480,957	32,705,076
Premier, Inc. (b)	350,000	11,151,000
Teladoc, Inc. (b)	700,000	14,000,000
United Drug PLC (United Kingdom)	1,000,000	8,063,780
		73,599,188
Managed Health Care - 12.7%
Anthem, Inc.	500,000	77,070,000
Cigna Corp.	336,600	49,217,652
Humana, Inc.	255,100	50,637,350
UnitedHealth Group, Inc.	783,300	126,972,930
		303,897,932

TOTAL HEALTH CARE PROVIDERS & SERVICES		483,728,150

Health Care Technology - 2.9%
Health Care Technology - 2.9%
athenahealth, Inc. (a)(b)	250,100	31,510,099
Castlight Health, Inc. (b)	336,800	1,044,080
Evolent Health, Inc. (a)(b)	350,000	6,370,000
HealthStream, Inc. (b)	507,191	11,645,105
Medidata Solutions, Inc. (b)	400,000	19,816,000
		70,385,284
Internet Software & Services - 0.5%
Internet Software & Services - 0.5%
Benefitfocus, Inc. (a)(b)	400,000	12,100,000
Life Sciences Tools & Services - 1.3%
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	654,650	32,058,211
Pharmaceuticals - 16.9%
Pharmaceuticals - 16.9%
Aclaris Therapeutics, Inc. (b)	188,600	5,003,558
Allergan PLC	700,000	153,223,000
Bristol-Myers Squibb Co.	1,700,000	83,572,000
Catalent, Inc. (b)	1,000,000	26,760,000
Dechra Pharmaceuticals PLC	720,000	13,187,866
Eisai Co. Ltd.	240,000	13,210,522
GlaxoSmithKline PLC	1,400,000	27,055,000
Jazz Pharmaceuticals PLC (b)	145,700	17,763,744
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,716,000	11,926,832
Lee's Pharmaceutical Holdings Ltd.	4,366,536	3,821,830
Teva Pharmaceutical Industries Ltd. sponsored ADR	400,000	13,372,000
The Medicines Company (a)(b)	317,729	11,454,130
TherapeuticsMD, Inc. (a)(b)	2,085,000	12,113,850
Theravance Biopharma, Inc. (a)(b)	455,000	13,631,800
		406,096,132
Professional Services - 0.9%
Human Resource & Employment Services - 0.9%
WageWorks, Inc. (b)	300,000	21,645,000
TOTAL COMMON STOCKS
(Cost $2,038,743,977)		2,350,527,449

Preferred Stocks - 0.5%
Convertible Preferred Stocks - 0.1%
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (b)(c)	322,145	2,084,278
Nonconvertible Preferred Stocks - 0.4%
Health Care Equipment & Supplies - 0.4%
Health Care Equipment - 0.4%
Sartorius AG (non-vtg.)	140,000	9,823,450
TOTAL PREFERRED STOCKS
(Cost $12,477,728)		11,907,728

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 0.62% (d)	30,036,691	30,042,698
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	55,016,240	55,027,243
TOTAL MONEY MARKET FUNDS
(Cost $85,060,709)		85,069,941
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $2,136,282,414)		2,447,505,118
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(46,478,703)
NET ASSETS - 100%		$2,401,026,415

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,194,050 or 0.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$2,121,583
RPI International Holdings LP	5/21/15 - 3/23/16	$8,207,868

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$62,231
Fidelity Securities Lending Cash Central Fund	497,355
Total	$559,586

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,350,527,449	$2,311,540,847	$30,876,830	$8,109,772
Preferred Stocks	11,907,728	9,823,450	--	2,084,278
Money Market Funds	85,069,941	85,069,941	--	--
Total Investments in Securities:	$2,447,505,118	$2,406,434,238	$30,876,830	$10,194,050

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.8%
Ireland	14.7%
United Kingdom	1.6%
Netherlands	1.3%
Others (Individually Less Than 1%)	5.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Health Care Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $55,035,913) — See accompanying schedule: Unaffiliated issuers (cost $2,051,221,705)	$2,362,435,177
Fidelity Central Funds (cost $85,060,709)	85,069,941
Total Investments (cost $2,136,282,414)		$2,447,505,118
Receivable for investments sold		37,206,127
Receivable for fund shares sold		3,009,460
Dividends receivable		625,520
Distributions receivable from Fidelity Central Funds		86,539
Prepaid expenses		12,035
Other receivables		11,028
Total assets		2,488,455,827
Liabilities
Payable for investments purchased	$22,398,149
Payable for fund shares redeemed	7,618,993
Accrued management fee	1,093,260
Distribution and service plan fees payable	787,385
Other affiliated payables	460,377
Other payables and accrued expenses	54,687
Collateral on Securities Loaned	55,016,561
Total liabilities		87,429,412
Net Assets		$2,401,026,415
Net Assets consist of:
Paid in capital		$2,266,248,095
Accumulated net investment loss		(10,681,651)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(165,756,624)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		311,216,595
Net Assets		$2,401,026,415
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($955,955,458 ÷ 26,368,637 shares)		$36.25
Maximum offering price per share (100/94.25 of $36.25)		$38.46
Class T:
Net Asset Value and redemption price per share ($247,436,086 ÷ 7,268,090 shares)		$34.04
Maximum offering price per share (100/96.50 of $34.04)		$35.27
Class C:
Net Asset Value and offering price per share ($580,029,084 ÷ 19,726,764 shares)(a)		$29.40
Class I:
Net Asset Value, offering price and redemption price per share ($617,605,787 ÷ 15,743,636 shares)		$39.23

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$10,594,817
Income from Fidelity Central Funds (including $497,355 from security lending)		559,586
Total income		11,154,403
Expenses
Management fee	$6,969,688
Transfer agent fees	2,573,339
Distribution and service plan fees	5,083,141
Accounting and security lending fees	384,256
Custodian fees and expenses	43,452
Independent trustees' fees and expenses	27,971
Registration fees	95,171
Audit	29,918
Legal	26,142
Interest	659
Miscellaneous	23,691
Total expenses before reductions	15,257,428
Expense reductions	(12,016)	15,245,412
Net investment income (loss)		(4,091,009)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(68,008,718)
Fidelity Central Funds	(1,866)
Foreign currency transactions	(48,137)
Total net realized gain (loss)		(68,058,721)
Change in net unrealized appreciation (depreciation) on: Investment securities	(80,214,029)
Assets and liabilities in foreign currencies	(5,435)
Total change in net unrealized appreciation (depreciation)		(80,219,464)
Net gain (loss)		(148,278,185)
Net increase (decrease) in net assets resulting from operations		$(152,369,194)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(4,091,009)	$(11,497,439)
Net realized gain (loss)	(68,058,721)	(94,928,076)
Change in net unrealized appreciation (depreciation)	(80,219,464)	(255,190,600)
Net increase (decrease) in net assets resulting from operations	(152,369,194)	(361,616,115)
Distributions to shareholders from net realized gain	–	(200,296,642)
Share transactions - net increase (decrease)	(254,018,117)	39,266,649
Redemption fees	20,683	89,122
Total increase (decrease) in net assets	(406,366,628)	(522,556,986)
Net Assets
Beginning of period	2,807,393,043	3,329,950,029
End of period	$2,401,026,415	$2,807,393,043
Other Information
Accumulated net investment loss end of period	$(10,681,651)	$(6,590,642)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Health Care Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$38.23	$45.17	$37.72	$31.29	$24.35	$25.60
Income from Investment Operations
Net investment income (loss)A	(.03)	(.09)	(.19)	(.18)	–B	(.04)
Net realized and unrealized gain (loss)	(1.95)	(4.30)	12.03	10.13	9.53	1.43
Total from investment operations	(1.98)	(4.39)	11.84	9.95	9.53	1.39
Distributions from net realized gain	–	(2.55)	(4.39)	(3.52)	(2.59)	(2.64)
Total distributions	–	(2.55)	(4.39)	(3.52)	(2.59)	(2.64)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$36.25	$38.23	$45.17	$37.72	$31.29	$24.35
Total ReturnC,D,E	(5.18)%	(9.82)%	34.07%	34.79%	42.77%	7.58%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.05%H	1.04%	1.04%	1.08%	1.14%	1.19%
Expenses net of fee waivers, if any	1.05%H	1.04%	1.04%	1.08%	1.14%	1.19%
Expenses net of all reductions	1.05%H	1.04%	1.04%	1.07%	1.13%	1.18%
Net investment income (loss)	(.17)%H	(.25)%	(.45)%	(.54)%	(.01)%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$955,955	$1,159,614	$1,374,654	$613,995	$365,416	$233,188
Portfolio turnover rateI	51%H	67%	80%	111%	92%	124%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Health Care Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$35.95	$42.68	$35.87	$29.91	$23.42	$24.80
Income from Investment Operations
Net investment income (loss)A	(.08)	(.18)	(.28)	(.26)	(.07)	(.09)
Net realized and unrealized gain (loss)	(1.83)	(4.06)	11.39	9.67	9.13	1.35
Total from investment operations	(1.91)	(4.24)	11.11	9.41	9.06	1.26
Distributions from net realized gain	–	(2.49)	(4.30)	(3.45)	(2.57)	(2.64)
Total distributions	–	(2.49)	(4.30)	(3.45)	(2.57)	(2.64)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$34.04	$35.95	$42.68	$35.87	$29.91	$23.42
Total ReturnC,D,E	(5.31)%	(10.05)%	33.69%	34.49%	42.39%	7.27%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.32%H	1.31%	1.31%	1.34%	1.39%	1.43%
Expenses net of fee waivers, if any	1.32%H	1.31%	1.31%	1.34%	1.39%	1.43%
Expenses net of all reductions	1.32%H	1.31%	1.30%	1.34%	1.38%	1.43%
Net investment income (loss)	(.44)%H	(.52)%	(.72)%	(.80)%	(.26)%	(.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$247,436	$293,556	$348,886	$216,973	$158,611	$117,969
Portfolio turnover rateI	51%H	67%	80%	111%	92%	124%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Health Care Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$31.12	$37.45	$32.03	$27.11	$21.51	$23.11
Income from Investment Operations
Net investment income (loss)A	(.14)	(.30)	(.41)	(.38)	(.17)	(.18)
Net realized and unrealized gain (loss)	(1.58)	(3.57)	10.05	8.68	8.31	1.22
Total from investment operations	(1.72)	(3.87)	9.64	8.30	8.14	1.04
Distributions from net realized gain	–	(2.46)	(4.22)	(3.38)	(2.54)	(2.64)
Total distributions	–	(2.46)	(4.22)	(3.38)	(2.54)	(2.64)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$29.40	$31.12	$37.45	$32.03	$27.11	$21.51
Total ReturnC,D,E	(5.53)%	(10.50)%	33.04%	33.83%	41.74%	6.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.80%H	1.79%	1.79%	1.83%	1.87%	1.90%
Expenses net of fee waivers, if any	1.80%H	1.79%	1.79%	1.83%	1.87%	1.90%
Expenses net of all reductions	1.80%H	1.79%	1.79%	1.82%	1.85%	1.89%
Net investment income (loss)	(.92)%H	(1.00)%	(1.20)%	(1.29)%	(.74)%	(.89)%
Supplemental Data
Net assets, end of period (000 omitted)	$580,029	$695,374	$761,070	$257,859	$125,965	$78,763
Portfolio turnover rateI	51%H	67%	80%	111%	92%	124%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Health Care Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$41.31	$48.53	$40.22	$33.12	$25.60	$26.69
Income from Investment Operations
Net investment income (loss)A	.02	–B	(.09)	(.10)	.07	.03
Net realized and unrealized gain (loss)	(2.10)	(4.62)	12.88	10.80	10.07	1.52
Total from investment operations	(2.08)	(4.62)	12.79	10.70	10.14	1.55
Distributions from net realized gain	–	(2.60)	(4.48)	(3.60)	(2.62)	(2.64)
Total distributions	–	(2.60)	(4.48)	(3.60)	(2.62)	(2.64)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$39.23	$41.31	$48.53	$40.22	$33.12	$25.60
Total ReturnC,D	(5.04)%	(9.60)%	34.40%	35.21%	43.12%	7.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	.79%G	.78%	.79%	.81%	.87%	.89%
Expenses net of fee waivers, if any	.79%G	.78%	.79%	.81%	.87%	.89%
Expenses net of all reductions	.79%G	.78%	.78%	.81%	.85%	.88%
Net investment income (loss)	.09%G	.01%	(.20)%	(.27)%	.26%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$617,606	$658,848	$832,415	$292,654	$74,417	$40,737
Portfolio turnover rateH	51%G	67%	80%	111%	92%	124%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Industrials Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	10.0	12.8
Honeywell International, Inc.	4.7	6.0
United Technologies Corp.	4.6	5.6
General Dynamics Corp.	4.4	4.3
J.B. Hunt Transport Services, Inc.	3.9	3.9
Caterpillar, Inc.	3.7	3.3
Northrop Grumman Corp.	3.5	3.7
AECOM	3.0	4.7
Southwest Airlines Co.	3.0	2.7
Norfolk Southern Corp.	2.8	0.0
	43.6

Top Industries (% of fund's net assets)

As of January 31, 2017
Aerospace & Defense	20.2%
Machinery	19.1%
Industrial Conglomerates	15.9%
Road & Rail	10.3%
Electrical Equipment	7.6%
All Others*	26.9%

As of July 31, 2016
Aerospace & Defense	31.0%
Machinery	15.0%
Industrial Conglomerates	13.6%
Electrical Equipment	10.3%
Road & Rail	5.0%
All Others*	25.1%

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

* Includes short-term investments and net other assets (liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor® Industrials Fund

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Aerospace & Defense - 20.2%
Aerospace & Defense - 20.2%
Astronics Corp. (a)	72,066	$2,364,485
Astronics Corp. Class B	6,099	201,267
BWX Technologies, Inc.	67,500	2,800,575
Elbit Systems Ltd.	18,500	2,035,000
General Dynamics Corp.	190,062	34,416,427
Hexcel Corp.	215,200	11,050,520
Huntington Ingalls Industries, Inc.	34,100	6,614,036
Northrop Grumman Corp.	121,200	27,764,496
Raytheon Co.	100,700	14,516,912
Teledyne Technologies, Inc. (a)	111,065	13,646,557
TransDigm Group, Inc.	33,900	7,335,960
United Technologies Corp.	327,451	35,911,551
		158,657,786
Airlines - 3.6%
Airlines - 3.6%
Southwest Airlines Co.	450,400	23,560,424
Spirit Airlines, Inc. (a)	84,800	4,582,592
		28,143,016
Building Products - 3.3%
Building Products - 3.3%
A.O. Smith Corp.	185,184	9,027,720
Fortune Brands Home & Security, Inc.	178,200	9,824,166
Masco Corp.	214,300	7,061,185
		25,913,071
Commercial Services & Supplies - 5.0%
Diversified Support Services - 2.2%
Cintas Corp.	65,600	7,616,816
KAR Auction Services, Inc.	216,300	9,852,465
		17,469,281
Environmental & Facility Services - 1.4%
Stericycle, Inc. (a)	49,300	3,803,002
Team, Inc. (a)	218,800	7,351,680
		11,154,682
Office Services & Supplies - 1.4%
West Corp.	449,697	10,914,146

TOTAL COMMERCIAL SERVICES & SUPPLIES		39,538,109

Construction & Engineering - 5.5%
Construction & Engineering - 5.5%
AECOM (a)	639,121	23,602,739
Dycom Industries, Inc. (a)(b)	106,000	8,549,960
Fluor Corp.	81,000	4,495,500
KBR, Inc.	374,700	6,373,647
		43,021,846
Diversified Financial Services - 0.0%
Other Diversified Financial Services - 0.0%
Jeld-Wen Holding, Inc.	4,500	121,815
Electrical Equipment - 7.6%
Electrical Components & Equipment - 7.0%
Acuity Brands, Inc.	34,700	7,190,881
AMETEK, Inc.	380,026	19,419,329
Eaton Corp. PLC	153,300	10,850,574
Fortive Corp.	293,466	16,231,604
Regal Beloit Corp.	18,400	1,335,840
		55,028,228
Heavy Electrical Equipment - 0.6%
TPI Composites, Inc.	263,200	5,108,712

TOTAL ELECTRICAL EQUIPMENT		60,136,940

Industrial Conglomerates - 15.9%
Industrial Conglomerates - 15.9%
General Electric Co.	2,643,748	78,519,315
Honeywell International, Inc.	317,433	37,558,673
Roper Technologies, Inc.	49,600	9,515,760
		125,593,748
Machinery - 19.1%
Construction Machinery & Heavy Trucks - 8.8%
Allison Transmission Holdings, Inc.	485,700	16,989,786
Caterpillar, Inc.	308,300	29,491,978
PACCAR, Inc.	136,400	9,181,084
Wabtec Corp.	162,000	14,035,680
		69,698,528
Industrial Machinery - 10.3%
Colfax Corp. (a)	122,100	4,761,900
Flowserve Corp.	191,300	9,404,308
IDEX Corp.	94,629	8,531,751
Illinois Tool Works, Inc.	27,600	3,510,720
Ingersoll-Rand PLC	198,500	15,750,975
Pentair PLC	116,800	6,847,984
Rexnord Corp. (a)	508,300	11,228,347
Snap-On, Inc.	62,100	11,273,013
TriMas Corp. (a)	444,823	9,474,730
		80,783,728

TOTAL MACHINERY		150,482,256

Professional Services - 1.9%
Human Resource & Employment Services - 0.9%
Recruit Holdings Co. Ltd.	24,400	1,068,621
Robert Half International, Inc.	125,800	5,920,148
		6,988,769
Research & Consulting Services - 1.0%
IHS Markit Ltd. (a)	200,900	7,925,505

TOTAL PROFESSIONAL SERVICES		14,914,274

Road & Rail - 10.3%
Railroads - 4.8%
CSX Corp.	283,000	13,128,370
Genesee & Wyoming, Inc. Class A (a)	2,000	150,720
Kansas City Southern	32,300	2,774,893
Norfolk Southern Corp.	186,800	21,941,528
		37,995,511
Trucking - 5.5%
J.B. Hunt Transport Services, Inc.	307,784	30,495,239
Old Dominion Freight Lines, Inc.	106,100	9,366,508
YRC Worldwide, Inc. (a)	192,600	2,875,518
		42,737,265

TOTAL ROAD & RAIL		80,732,776

Trading Companies & Distributors - 4.9%
Trading Companies & Distributors - 4.9%
HD Supply Holdings, Inc. (a)	322,206	13,629,314
MSC Industrial Direct Co., Inc. Class A	86,300	8,815,545
Univar, Inc. (a)	359,200	10,711,344
WESCO International, Inc. (a)	21,100	1,491,770
Wolseley PLC	63,574	3,937,156
		38,585,129
Water Utilities - 0.5%
Water Utilities - 0.5%
AquaVenture Holdings Ltd.	203,449	3,922,497
TOTAL COMMON STOCKS
(Cost $628,259,979)		769,763,263

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 0.62% (c)	20,907,543	20,911,724
Fidelity Securities Lending Cash Central Fund 0.65% (c)(d)	1,745,641	1,745,990
TOTAL MONEY MARKET FUNDS
(Cost $22,657,543)		22,657,714
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $650,917,522)		792,420,977
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(5,214,507)
NET ASSETS - 100%		$787,206,470

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$33,945
Fidelity Securities Lending Cash Central Fund	8,616
Total	$42,561

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$769,763,263	$765,826,107	$3,937,156	$--
Money Market Funds	22,657,714	22,657,714	--	--
Total Investments in Securities:	$792,420,977	$788,483,821	$3,937,156	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Industrials Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,718,058) — See accompanying schedule: Unaffiliated issuers (cost $628,259,979)	$769,763,262
Fidelity Central Funds (cost $22,657,543)	22,657,715
Total Investments (cost $650,917,522)		$792,420,977
Cash		90,045
Receivable for fund shares sold		3,772,226
Dividends receivable		566,145
Distributions receivable from Fidelity Central Funds		11,270
Prepaid expenses		2,659
Other receivables		8,500
Total assets		796,871,822
Liabilities
Payable for investments purchased	$4,414,133
Payable for fund shares redeemed	2,752,508
Accrued management fee	352,975
Distribution and service plan fees payable	215,310
Other affiliated payables	144,421
Other payables and accrued expenses	39,405
Collateral on Securities Loaned	1,746,600
Total liabilities		9,665,352
Net Assets		$787,206,470
Net Assets consist of:
Paid in capital		$636,776,205
Distributions in excess of net investment income		(208,676)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,135,249
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		141,503,692
Net Assets		$787,206,470
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($332,368,394 ÷ 9,030,547 shares)		$36.80
Maximum offering price per share (100/94.25 of $36.80)		$39.05
Class T:
Net Asset Value and redemption price per share ($94,142,905 ÷ 2,613,635 shares)		$36.02
Maximum offering price per share (100/96.50 of $36.02)		$37.33
Class C:
Net Asset Value and offering price per share ($131,011,598 ÷ 3,941,002 shares)(a)		$33.24
Class I:
Net Asset Value, offering price and redemption price per share ($229,683,573 ÷ 5,948,651 shares)		$38.61

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$5,504,332
Income from Fidelity Central Funds (including $8,616 from security lending)		42,561
Total income		5,546,893
Expenses
Management fee	$1,777,944
Transfer agent fees	643,934
Distribution and service plan fees	1,144,888
Accounting and security lending fees	118,372
Custodian fees and expenses	19,003
Independent trustees' fees and expenses	6,717
Registration fees	68,732
Audit	24,405
Legal	4,950
Miscellaneous	3,910
Total expenses before reductions	3,812,855
Expense reductions	(15,783)	3,797,072
Net investment income (loss)		1,749,821
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,313,259
Fidelity Central Funds	1,510
Foreign currency transactions	4,608
Total net realized gain (loss)		22,319,377
Change in net unrealized appreciation (depreciation) on: Investment securities	32,372,865
Assets and liabilities in foreign currencies	237
Total change in net unrealized appreciation (depreciation)		32,373,102
Net gain (loss)		54,692,479
Net increase (decrease) in net assets resulting from operations		$56,442,300

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,749,821	$2,171,712
Net realized gain (loss)	22,319,377	31,562,905
Change in net unrealized appreciation (depreciation)	32,373,102	(14,538,627)
Net increase (decrease) in net assets resulting from operations	56,442,300	19,195,990
Distributions to shareholders from net investment income	(2,760,973)	(2,537,760)
Distributions to shareholders from net realized gain	(36,711,196)	(58,090,566)
Total distributions	(39,472,169)	(60,628,326)
Share transactions - net increase (decrease)	166,369,263	(131,906,280)
Redemption fees	14,879	15,383
Total increase (decrease) in net assets	183,354,273	(173,323,233)
Net Assets
Beginning of period	603,852,197	777,175,430
End of period	$787,206,470	$603,852,197
Other Information
Undistributed net investment income end of period	$–	$802,476
Distributions in excess of net investment income end of period	$(208,676)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Industrials Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$35.52	$37.06	$36.92	$34.50	$26.18	$25.73
Income from Investment Operations
Net investment income (loss)A	.12	.15	.17	.13	.23	.20
Net realized and unrealized gain (loss)	3.22	1.34	2.76	4.01	8.33	.61
Total from investment operations	3.34	1.49	2.93	4.14	8.56	.81
Distributions from net investment income	(.16)	(.14)	(.11)	(.15)	(.24)	(.11)
Distributions from net realized gain	(1.90)	(2.89)	(2.68)	(1.58)	–	(.25)
Total distributions	(2.06)	(3.03)	(2.79)	(1.72)B	(.24)	(.36)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$36.80	$35.52	$37.06	$36.92	$34.50	$26.18
Total ReturnD,E,F	9.38%	5.04%	8.17%	12.52%	32.92%	3.42%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.08%I	1.06%	1.06%	1.09%	1.11%	1.14%
Expenses net of fee waivers, if any	1.07%I	1.06%	1.06%	1.09%	1.11%	1.14%
Expenses net of all reductions	1.07%I	1.06%	1.06%	1.09%	1.11%	1.14%
Net investment income (loss)	.64%I	.45%	.46%	.37%	.77%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$332,368	$279,055	$333,405	$378,826	$271,512	$192,038
Portfolio turnover rateJ	52%I	53%	70%	57%	78%	82%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.72 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $1.577 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Industrials Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$34.77	$36.35	$36.29	$33.93	$25.75	$25.33
Income from Investment Operations
Net investment income (loss)A	.07	.06	.07	.04	.15	.13
Net realized and unrealized gain (loss)	3.16	1.31	2.71	3.95	8.20	.61
Total from investment operations	3.23	1.37	2.78	3.99	8.35	.74
Distributions from net investment income	(.08)	(.06)	(.05)	(.06)	(.17)	(.07)
Distributions from net realized gain	(1.90)	(2.89)	(2.67)	(1.58)	–	(.25)
Total distributions	(1.98)	(2.95)	(2.72)	(1.63)B	(.17)	(.32)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$36.02	$34.77	$36.35	$36.29	$33.93	$25.75
Total ReturnD,E,F	9.27%	4.74%	7.88%	12.27%	32.60%	3.15%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.33%I	1.33%	1.33%	1.33%	1.37%	1.40%
Expenses net of fee waivers, if any	1.33%I	1.33%	1.32%	1.33%	1.37%	1.40%
Expenses net of all reductions	1.33%I	1.32%	1.32%	1.33%	1.36%	1.39%
Net investment income (loss)	.38%I	.19%	.20%	.12%	.52%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$94,143	$79,196	$88,116	$90,509	$79,172	$63,954
Portfolio turnover rateJ	52%I	53%	70%	57%	78%	82%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.63 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $1.577 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Industrials Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$32.24	$34.02	$34.13	$32.08	$24.38	$24.07
Income from Investment Operations
Net investment income (loss)A	(.02)	(.09)	(.10)	(.13)	.01	.01
Net realized and unrealized gain (loss)	2.92	1.20	2.54	3.73	7.75	.58
Total from investment operations	2.90	1.11	2.44	3.60	7.76	.59
Distributions from net investment income	–	–	–	–	(.06)	(.03)
Distributions from net realized gain	(1.90)	(2.89)	(2.55)	(1.55)	–	(.25)
Total distributions	(1.90)	(2.89)	(2.55)	(1.55)	(.06)	(.28)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$33.24	$32.24	$34.02	$34.13	$32.08	$24.38
Total ReturnC,D,E	8.97%	4.25%	7.36%	11.71%	31.90%	2.67%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.83%H	1.82%	1.82%	1.83%	1.87%	1.89%
Expenses net of fee waivers, if any	1.83%H	1.82%	1.82%	1.83%	1.87%	1.89%
Expenses net of all reductions	1.83%H	1.81%	1.81%	1.83%	1.86%	1.88%
Net investment income (loss)	(.11)%H	(.30)%	(.30)%	(.38)%	.02%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$131,012	$112,425	$141,494	$147,749	$89,893	$66,289
Portfolio turnover rateI	52%H	53%	70%	57%	78%	82%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Industrials Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$37.21	$38.67	$38.42	$35.83	$27.18	$26.69
Income from Investment Operations
Net investment income (loss)A	.17	.25	.28	.25	.33	.28
Net realized and unrealized gain (loss)	3.39	1.42	2.87	4.16	8.64	.63
Total from investment operations	3.56	1.67	3.15	4.41	8.97	.91
Distributions from net investment income	(.25)	(.24)	(.22)	(.24)	(.32)	(.17)
Distributions from net realized gain	(1.90)	(2.89)	(2.68)	(1.58)	–	(.25)
Total distributions	(2.16)B	(3.13)	(2.90)	(1.82)	(.32)	(.42)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$38.61	$37.21	$38.67	$38.42	$35.83	$27.18
Total ReturnD,E	9.54%	5.33%	8.45%	12.82%	33.28%	3.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	.81%H	.80%	.80%	.81%	.84%	.85%
Expenses net of fee waivers, if any	.81%H	.80%	.80%	.81%	.84%	.85%
Expenses net of all reductions	.80%H	.79%	.79%	.81%	.83%	.85%
Net investment income (loss)	.91%H	.72%	.72%	.64%	1.04%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$229,684	$133,176	$207,462	$242,772	$84,780	$42,850
Portfolio turnover rateI	52%H	53%	70%	57%	78%	82%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.63 per share is comprised of distributions from net investment income of $.254 and distributions from net realized gain of $1.901 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Semiconductors Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Intel Corp.	21.8	16.7
Qualcomm, Inc.	13.8	12.7
Broadcom Ltd.	8.0	8.4
Analog Devices, Inc.	6.3	3.5
Applied Materials, Inc.	4.5	4.5
Micron Technology, Inc.	4.3	2.9
NXP Semiconductors NV	4.2	3.7
Marvell Technology Group Ltd.	3.5	1.0
ON Semiconductor Corp.	3.4	4.7
Maxim Integrated Products, Inc.	3.2	4.0
	73.0

Top Industries (% of fund's net assets)

As of January 31, 2017
Semiconductors & Semiconductor Equipment	90.1%
Electronic Equipment & Components	3.1%
Internet Software & Services	2.1%
Technology Hardware, Storage & Peripherals	0.8%
Commercial Services & Supplies	0.7%
All Others*	3.2%

As of July 31, 2016
Semiconductors & Semiconductor Equipment	75.0%
Diversified Financial Services	8.4%
Electronic Equipment & Components	7.6%
Technology Hardware, Storage & Peripherals	2.2%
Commercial Services & Supplies	0.8%
All Others*	6.0%

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Semiconductors Fund

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Biotechnology - 0.0%
Biotechnology - 0.0%
Arrowhead Pharmaceuticals, Inc. warrants 5/21/17 (a)	64,879	$1
Commercial Services & Supplies - 0.7%
Office Services & Supplies - 0.7%
West Corp.	47,600	1,155,252
Communications Equipment - 0.3%
Communications Equipment - 0.3%
Parrot SA (a)(b)	31,300	292,269
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	52,800	310,992
		603,261
Electronic Equipment & Components - 3.1%
Electronic Manufacturing Services - 2.3%
Jabil Circuit, Inc.	170,476	4,088,014
Technology Distributors - 0.8%
Avnet, Inc.	17,300	803,412
Tech Data Corp. (a)	6,300	539,028
		1,342,440

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		5,430,454

Internet Software & Services - 2.1%
Internet Software & Services - 2.1%
Alphabet, Inc. Class A (a)	4,460	3,658,047
IT Services - 0.0%
Data Processing & Outsourced Services - 0.0%
EVERTEC, Inc.	5,700	97,185
Semiconductors & Semiconductor Equipment - 90.1%
Semiconductor Equipment - 6.7%
Applied Materials, Inc.	231,100	7,915,175
Lam Research Corp.	29,781	3,420,646
PDF Solutions, Inc. (a)	12,600	283,626
Xcerra Corp. (a)	21,900	166,002
		11,785,449
Semiconductors - 83.4%
Acacia Communications, Inc.	5,500	319,935
Advanced Micro Devices, Inc. (a)	39,000	404,430
Ambarella, Inc. (a)	5,700	282,777
ams AG	24,330	834,726
Analog Devices, Inc.	148,728	11,145,676
Broadcom Ltd.	70,200	14,004,900
Cavium, Inc. (a)	30,925	2,047,544
Cree, Inc. (a)(b)	58,800	1,621,704
Cypress Semiconductor Corp. (b)	64,000	755,200
Dialog Semiconductor PLC (a)	13,000	602,739
Diodes, Inc. (a)	36,300	903,507
Himax Technologies, Inc. sponsored ADR (b)	118,300	611,611
Integrated Device Technology, Inc. (a)	34,700	874,093
Intel Corp.	1,042,878	38,398,769
Marvell Technology Group Ltd.	416,700	6,196,329
Maxim Integrated Products, Inc.	124,922	5,556,531
Mellanox Technologies Ltd. (a)	43,100	2,040,785
Microchip Technology, Inc.	36,500	2,458,275
Micron Technology, Inc. (a)	311,812	7,517,787
NVIDIA Corp.	33,923	3,703,713
NXP Semiconductors NV (a)	74,791	7,318,299
ON Semiconductor Corp. (a)	449,500	5,987,340
Qorvo, Inc. (a)	48,550	3,117,396
Qualcomm, Inc.	452,826	24,194,493
Semtech Corp. (a)	98,822	3,256,185
Skyworks Solutions, Inc.	20,100	1,843,974
Synaptics, Inc. (a)	11,700	659,646
		146,658,364

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		158,443,813

Technology Hardware, Storage & Peripherals - 0.8%
Technology Hardware, Storage & Peripherals - 0.8%
Cray, Inc. (a)	11,700	200,655
Lenovo Group Ltd.	1,336,000	875,104
Nimble Storage, Inc. (a)	36,700	314,519
		1,390,278
TOTAL COMMON STOCKS
(Cost $144,696,583)		170,778,291

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 0.62% (c)	5,575,300	5,576,415
Fidelity Securities Lending Cash Central Fund 0.65% (c)(d)	883,601	883,778
TOTAL MONEY MARKET FUNDS
(Cost $6,459,616)		6,460,193
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $151,156,199)		177,238,484
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(1,359,055)
NET ASSETS - 100%		$175,879,429

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,389
Fidelity Securities Lending Cash Central Fund	5,939
Total	$23,328

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$170,778,291	$169,903,186	$875,105	$--
Money Market Funds	6,460,193	6,460,193	--	--
Total Investments in Securities:	$177,238,484	$176,363,379	$875,105	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.0%
Singapore	8.0%
Netherlands	4.2%
Bermuda	3.5%
Israel	1.2%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Semiconductors Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $868,310) — See accompanying schedule: Unaffiliated issuers (cost $144,696,583)	$170,778,291
Fidelity Central Funds (cost $6,459,616)	6,460,193
Total Investments (cost $151,156,199)		$177,238,484
Receivable for investments sold		1,837,421
Receivable for fund shares sold		1,329,615
Dividends receivable		5,989
Distributions receivable from Fidelity Central Funds		5,393
Prepaid expenses		373
Other receivables		2,591
Total assets		180,419,866
Liabilities
Payable for investments purchased	$2,396,727
Payable for fund shares redeemed	1,062,024
Accrued management fee	77,493
Distribution and service plan fees payable	46,000
Other affiliated payables	34,563
Other payables and accrued expenses	40,060
Collateral on Securities Loaned	883,570
Total liabilities		4,540,437
Net Assets		$175,879,429
Net Assets consist of:
Paid in capital		$148,444,102
Distributions in excess of net investment income		(195,977)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,549,024
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,082,280
Net Assets		$175,879,429
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($60,135,888 ÷ 3,083,765 shares)		$19.50
Maximum offering price per share (100/94.25 of $19.50)		$20.69
Class T:
Net Asset Value and redemption price per share ($15,704,658 ÷ 834,601 shares)		$18.82
Maximum offering price per share (100/96.50 of $18.82)		$19.50
Class C:
Net Asset Value and offering price per share ($34,267,903 ÷ 1,976,557 shares)(a)		$17.34
Class I:
Net Asset Value, offering price and redemption price per share ($65,770,980 ÷ 3,229,058 shares)		$20.37

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$1,003,104
Income from Fidelity Central Funds (including $5,939 from security lending)		23,328
Total income		1,026,432
Expenses
Management fee	$381,868
Transfer agent fees	158,031
Distribution and service plan fees	226,033
Accounting and security lending fees	27,330
Custodian fees and expenses	31,578
Independent trustees' fees and expenses	1,352
Registration fees	56,188
Audit	24,948
Legal	1,123
Miscellaneous	716
Total expenses before reductions	909,167
Expense reductions	(2,553)	906,614
Net investment income (loss)		119,818
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,735,292
Fidelity Central Funds	1,447
Foreign currency transactions	(1,435)
Total net realized gain (loss)		7,735,304
Change in net unrealized appreciation (depreciation) on: Investment securities	14,049,540
Assets and liabilities in foreign currencies	(6)
Total change in net unrealized appreciation (depreciation)		14,049,534
Net gain (loss)		21,784,838
Net increase (decrease) in net assets resulting from operations		$21,904,656

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$119,818	$387,499
Net realized gain (loss)	7,735,304	(4,788,377)
Change in net unrealized appreciation (depreciation)	14,049,534	18,061,121
Net increase (decrease) in net assets resulting from operations	21,904,656	13,660,243
Distributions to shareholders from net investment income	(392,429)	(300,751)
Distributions to shareholders from net realized gain	(190,780)	(8,936,630)
Total distributions	(583,209)	(9,237,381)
Share transactions - net increase (decrease)	63,800,096	(19,868,592)
Redemption fees	9,827	3,897
Total increase (decrease) in net assets	85,131,370	(15,441,833)
Net Assets
Beginning of period	90,748,059	106,189,892
End of period	$175,879,429	$90,748,059
Other Information
Undistributed net investment income end of period	$–	$76,634
Distributions in excess of net investment income end of period	$(195,977)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Semiconductors Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.50	$15.29	$13.86	$10.33	$8.45	$8.93
Income from Investment Operations
Net investment income (loss)A	.02	.09	.03	(.02)	(.01)	(.05)
Net realized and unrealized gain (loss)	3.05	2.67	1.48	3.55	1.89	(.43)
Total from investment operations	3.07	2.76	1.51	3.53	1.88	(.48)
Distributions from net investment income	(.05)	(.05)	(.01)	–	–	–
Distributions from net realized gain	(.02)	(1.49)	(.07)	–	–	–
Total distributions	(.07)	(1.55)B	(.08)	–	–	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$19.50	$16.50	$15.29	$13.86	$10.33	$8.45
Total ReturnD,E,F	18.62%	20.46%	10.85%	34.17%	22.25%	(5.38)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.24%I	1.31%	1.28%	1.84%	2.18%	1.88%
Expenses net of fee waivers, if any	1.24%I	1.31%	1.28%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.24%I	1.28%	1.27%	1.39%	1.37%	1.39%
Net investment income (loss)	.24%I	.61%	.20%	(.16)%	(.07)%	(.53)%
Supplemental Data
Net assets, end of period (000 omitted)	$60,136	$34,066	$38,237	$16,542	$5,833	$6,000
Portfolio turnover rateJ	108%I	185%	156%	156%	179%	140%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.55 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $1.494 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Semiconductors Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.91	$14.81	$13.45	$10.05	$8.24	$8.73
Income from Investment Operations
Net investment income (loss)A	(.01)	.04	(.02)	(.05)	(.03)	(.07)
Net realized and unrealized gain (loss)	2.94	2.57	1.44	3.45	1.84	(.42)
Total from investment operations	2.93	2.61	1.42	3.40	1.81	(.49)
Distributions from net investment income	–	(.04)	–	–	–	–
Distributions from net realized gain	(.02)	(1.47)	(.06)	–	–	–
Total distributions	(.02)	(1.51)	(.06)	–	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$18.82	$15.91	$14.81	$13.45	$10.05	$8.24
Total ReturnC,D,E	18.45%	20.01%	10.55%	33.83%	21.97%	(5.61)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.59%H	1.65%	1.62%	2.19%	2.48%	2.23%
Expenses net of fee waivers, if any	1.59%H	1.65%	1.62%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.59%H	1.62%	1.61%	1.64%	1.62%	1.64%
Net investment income (loss)	(.11)%H	.27%	(.14)%	(.42)%	(.32)%	(.78)%
Supplemental Data
Net assets, end of period (000 omitted)	$15,705	$9,766	$10,826	$7,144	$3,756	$3,909
Portfolio turnover rateI	108%H	185%	156%	156%	179%	140%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Semiconductors Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.69	$13.80	$12.58	$9.44	$7.78	$8.29
Income from Investment Operations
Net investment income (loss)A	(.04)	(.02)	(.08)	(.10)	(.07)	(.10)
Net realized and unrealized gain (loss)	2.71	2.37	1.34	3.24	1.73	(.41)
Total from investment operations	2.67	2.35	1.26	3.14	1.66	(.51)
Distributions from net investment income	–	(.02)	–	–	–	–
Distributions from net realized gain	(.02)	(1.44)	(.04)	–	–	–
Total distributions	(.02)	(1.46)	(.04)	–	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$17.34	$14.69	$13.80	$12.58	$9.44	$7.78
Total ReturnC,D,E	18.21%	19.48%	10.03%	33.26%	21.34%	(6.15)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.02%H	2.08%	2.06%	2.60%	2.93%	2.65%
Expenses net of fee waivers, if any	2.02%H	2.08%	2.06%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.02%H	2.05%	2.05%	2.14%	2.12%	2.14%
Net investment income (loss)	(.54)%H	(.16)%	(.58)%	(.91)%	(.82)%	(1.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$34,268	$21,088	$20,864	$7,381	$3,157	$3,721
Portfolio turnover rateI	108%H	185%	156%	156%	179%	140%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Semiconductors Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$17.24	$15.89	$14.37	$10.68	$8.72	$9.19
Income from Investment Operations
Net investment income (loss)A	.05	.14	.08	.01	.02	(.02)
Net realized and unrealized gain (loss)	3.19	2.79	1.53	3.68	1.94	(.45)
Total from investment operations	3.24	2.93	1.61	3.69	1.96	(.47)
Distributions from net investment income	(.09)	(.09)	(.02)	–	–	–
Distributions from net realized gain	(.02)	(1.49)	(.07)	–	–	–
Total distributions	(.11)	(1.58)	(.09)	–	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$20.37	$17.24	$15.89	$14.37	$10.68	$8.72
Total ReturnC,D	18.84%	20.85%	11.17%	34.55%	22.48%	(5.11)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.94%G	.98%	.98%	1.34%	1.86%	1.55%
Expenses net of fee waivers, if any	.94%G	.98%	.98%	1.15%	1.15%	1.15%
Expenses net of all reductions	.94%G	.95%	.96%	1.14%	1.12%	1.14%
Net investment income (loss)	.54%G	.94%	.51%	.08%	.18%	(.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$65,771	$25,827	$35,943	$25,050	$2,874	$3,271
Portfolio turnover rateH	108%G	185%	156%	156%	179%	140%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Technology Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	9.3	10.5
Alphabet, Inc. Class C	5.6	6.0
Alphabet, Inc. Class A	5.5	5.5
Facebook, Inc. Class A	4.6	6.5
Microsoft Corp.	4.4	4.5
Tesla Motors, Inc.	3.5	1.7
Autodesk, Inc.	3.5	1.3
Trimble, Inc.	2.4	2.0
Sumco Corp.	2.1	0.0
JD.com, Inc. sponsored ADR	2.0	0.2
	42.9

Top Industries (% of fund's net assets)

As of January 31, 2017
Internet Software & Services	22.7%
Semiconductors & Semiconductor Equipment	18.8%
Software	17.2%
Technology Hardware, Storage & Peripherals	9.8%
Electronic Equipment & Components	8.9%
All Others*	22.6%

As of July 31, 2016
Internet Software & Services	27.2%
Software	17.9%
Semiconductors & Semiconductor Equipment	17.7%
Technology Hardware, Storage & Peripherals	10.9%
IT Services	5.3%
All Others*	21.0%

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

* Includes short-term investments and net other assets (liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor® Technology Fund

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Automobiles - 3.5%
Automobile Manufacturers - 3.5%
Tesla Motors, Inc. (a)(b)	159,009	$40,059,137
Biotechnology - 0.1%
Biotechnology - 0.1%
BeiGene Ltd. ADR (a)	38,700	1,348,308
Genscript Biotech Corp. (b)	366,000	163,917
Samsung Biologics Co. Ltd. (b)	656	91,710
		1,603,935
Capital Markets - 0.3%
Diversified Capital Markets - 0.1%
Lens Technology Co. Ltd. ELS (UBS Warrant Programme) warrants 9/25/17 (b)(c)	408,320	1,523,713
Financial Exchanges & Data - 0.2%
MSCI, Inc.	22,100	1,828,775

TOTAL CAPITAL MARKETS		3,352,488

Chemicals - 1.4%
Industrial Gases - 0.6%
SK Materials Co., Ltd.	34,918	6,045,882
Wonik Materials Co. Ltd. (b)	11,697	652,071
		6,697,953
Specialty Chemicals - 0.8%
Duk San Neolux Co. Ltd. (b)	119,849	2,757,817
Nitto Denko Corp.	9,500	752,444
Shin-Etsu Chemical Co. Ltd.	37,100	3,202,672
Soulbrain Co. Ltd.	67,624	3,170,880
		9,883,813

TOTAL CHEMICALS		16,581,766

Commercial Services & Supplies - 0.6%
Commercial Printing - 0.6%
Nissha Printing Co. Ltd. (a)	264,900	7,272,961
Communications Equipment - 0.7%
Communications Equipment - 0.7%
Arista Networks, Inc. (b)	62,800	5,903,200
Ciena Corp. (b)	500	12,170
CommScope Holding Co., Inc. (b)	48,600	1,838,052
Palo Alto Networks, Inc. (b)	100	14,756
Radware Ltd. (b)	410	6,023
Wistron NeWeb Corp.	186,610	534,872
		8,309,073
Consumer Finance - 0.0%
Consumer Finance - 0.0%
LendingClub Corp. (b)	500	3,085
Diversified Consumer Services - 1.6%
Education Services - 1.6%
China Online Education Group sponsored ADR (b)	6,559	96,548
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	224,100	10,655,955
TAL Education Group ADR (a)(b)	87,707	7,103,390
		17,855,893
Specialized Consumer Services - 0.0%
LifeLock, Inc. (b)	567	13,585
ZTO Express (Cayman), Inc. sponsored ADR (a)	8,400	104,748
		118,333

TOTAL DIVERSIFIED CONSUMER SERVICES		17,974,226

Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
GDS Holdings Ltd. ADR	239,500	1,978,270
Electrical Equipment - 0.8%
Electrical Components & Equipment - 0.8%
Acuity Brands, Inc.	27,100	5,615,933
Lumenpulse, Inc. (b)	15,100	206,787
Nidec Corp.	100	9,397
Rockwell Automation, Inc.	19,900	2,945,001
		8,777,118
Electronic Equipment & Components - 8.9%
Electronic Components - 3.1%
Alps Electric Co. Ltd.	325,000	8,678,372
Chunghwa Precision Test Tech Co. Ltd.	29,000	1,032,045
Iriso Electronics Co. Ltd.	46,500	2,602,781
Knowles Corp. (b)	64,000	1,153,280
Largan Precision Co. Ltd.	73,000	10,415,030
Ledlink Optics, Inc.	579,628	832,540
Lens Technology Co. Ltd. Class A	771,337	2,878,370
Murata Manufacturing Co. Ltd.	100	13,511
Samsung SDI Co. Ltd.	5,990	600,750
Sunny Optical Technology Group Co. Ltd.	304,100	1,781,877
Tong Hsing Electronics Industries Ltd.	52,000	197,560
Universal Display Corp. (b)	27,512	1,815,792
Yageo Corp.	1,368,641	3,334,885
Yaskawa Electric Corp.	800	14,461
		35,351,254
Electronic Equipment & Instruments - 2.2%
Chroma ATE, Inc.	2,727,173	7,161,010
Cognex Corp.	71,400	4,823,784
Hexagon AB (B Shares)	138,200	5,466,635
National Instruments Corp.	90,400	2,840,368
Topcon Corp.	327,100	5,029,188
		25,320,985
Electronic Manufacturing Services - 2.5%
AAC Technology Holdings, Inc.	110,500	1,134,801
Trimble, Inc. (b)	943,596	27,949,314
		29,084,115
Technology Distributors - 1.1%
Dell Technologies, Inc. (b)	192,060	12,097,859
Digital China Holdings Ltd. (H Shares)	16,000	13,978
		12,111,837

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		101,868,191

Health Care Equipment & Supplies - 0.1%
Health Care Equipment - 0.1%
Intai Technology Corp.	254,000	1,233,741
Olympus Corp.	3,100	106,939
		1,340,680
Health Care Providers & Services - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (b)	7,900	365,375
Health Care Technology - 1.4%
Health Care Technology - 1.4%
athenahealth, Inc. (b)	48,994	6,172,754
Inovalon Holdings, Inc. Class A (a)(b)	234,300	2,706,165
M3, Inc.	21,600	579,648
Medidata Solutions, Inc. (b)	103,800	5,142,252
Veeva Systems, Inc. Class A (b)	28,600	1,210,638
		15,811,457
Hotels, Restaurants & Leisure - 0.2%
Casinos & Gaming - 0.1%
500.com Ltd. sponsored ADR Class A (a)(b)	126,000	1,689,660
Hotels, Resorts & Cruise Lines - 0.1%
Tuniu Corp. Class A sponsored ADR (a)(b)	72,008	652,392

TOTAL HOTELS, RESTAURANTS & LEISURE		2,342,052

Household Durables - 1.2%
Consumer Electronics - 1.2%
Sony Corp.	217,700	6,591,466
Sony Corp. sponsored ADR (a)	234,800	7,107,396
		13,698,862
Industrial Conglomerates - 0.0%
Industrial Conglomerates - 0.0%
Toshiba Corp. (b)	3,000	6,438
Internet & Direct Marketing Retail - 3.9%
Internet & Direct Marketing Retail - 3.9%
Amazon.com, Inc. (b)	21,100	17,375,428
Ctrip.com International Ltd. ADR (b)	2,500	108,025
Groupon, Inc. Class A (b)	109,500	377,775
JD.com, Inc. sponsored ADR (b)	798,100	22,666,040
Jumei International Holding Ltd. sponsored ADR (b)	231,453	999,877
Liberty Interactive Corp. QVC Group Series A (b)	209	4,009
MySale Group PLC (b)	13,500	20,231
Netflix, Inc. (b)	100	14,071
Vipshop Holdings Ltd. ADR (b)	258,200	2,922,824
		44,488,280
Internet Software & Services - 21.7%
Internet Software & Services - 21.7%
58.com, Inc. ADR (a)(b)	219,100	6,393,338
Akamai Technologies, Inc. (b)	200	13,718
Alarm.com Holdings, Inc. (b)	3,700	100,233
Alphabet, Inc.:
Class A (b)	76,987	63,143,968
Class C (b)	80,055	63,787,023
Apptio, Inc. Class A	1,700	23,528
Benefitfocus, Inc. (b)	32,889	994,892
Bitauto Holdings Ltd. ADR (a)(b)	21,200	413,400
Box, Inc. Class A (b)	40,800	696,456
Cornerstone OnDemand, Inc. (b)	2,532	103,027
CoStar Group, Inc. (b)	56,000	11,317,600
DeNA Co. Ltd.	324,320	7,264,239
eBay, Inc. (b)	8,500	270,555
eGain Communications Corp. (b)	44,650	102,695
Endurance International Group Holdings, Inc. (a)(b)	457,000	3,518,900
Envestnet, Inc. (b)	145	5,481
Facebook, Inc. Class A (b)	399,711	52,090,338
Fang Holdings Ltd. ADR	2,000	7,620
Hortonworks, Inc. (a)(b)	144,800	1,404,560
LogMeIn, Inc. (a)	11,800	1,275,580
MINDBODY, Inc. (b)	47,900	1,166,365
NetEase, Inc. ADR	47,300	12,009,470
New Relic, Inc. (b)	89,000	3,221,800
Nutanix, Inc. Class B	39,963	1,149,196
Q2 Holdings, Inc. (b)	525	16,669
Renren, Inc. ADR (a)(b)	190,200	317,634
Shopify, Inc. (b)	1,600	81,312
Shopify, Inc. Class A (b)	22,800	1,158,696
SINA Corp.	15,298	1,066,577
SMS Co., Ltd.	301,800	7,232,936
Tencent Holdings Ltd.	64,600	1,688,992
The Trade Desk, Inc. (a)	1,300	38,558
Twilio, Inc. Class A	4,000	115,320
Twitter, Inc. (b)	19,400	341,828
Web.com Group, Inc. (b)	40,942	775,851
Weibo Corp. sponsored ADR (b)	229	11,042
Xunlei Ltd. sponsored ADR (b)	420,444	1,618,709
Yahoo!, Inc. (b)	58,323	2,570,295
Zillow Group, Inc.:
Class A (b)	510	18,350
Class C (b)	520	18,398
		247,545,149
IT Services - 2.2%
Data Processing & Outsourced Services - 2.1%
Alliance Data Systems Corp.	6,560	1,498,173
Fidelity National Information Services, Inc.	18,295	1,452,989
Fiserv, Inc. (b)	55,100	5,919,393
FleetCor Technologies, Inc. (b)	700	103,243
Global Payments, Inc.	68,300	5,278,224
PayPal Holdings, Inc. (b)	2,800	111,384
Paysafe Group PLC (b)	984,600	4,730,316
Total System Services, Inc.	38,153	1,933,594
Vantiv, Inc. (b)	45,100	2,807,024
Visa, Inc. Class A	1,400	115,794
		23,950,134
IT Consulting & Other Services - 0.1%
Cognizant Technology Solutions Corp. Class A (b)	1,694	89,087
CSRA, Inc.	38,400	1,191,168
EPAM Systems, Inc. (b)	161	10,362
Virtusa Corp. (b)	300	7,644
		1,298,261

TOTAL IT SERVICES		25,248,395

Leisure Products - 0.1%
Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	36,700	1,010,867
Life Sciences Tools & Services - 0.1%
Life Sciences Tools & Services - 0.1%
JHL Biotech, Inc. (b)	387,462	881,123
Machinery - 0.5%
Industrial Machinery - 0.5%
Han's Laser Technology Industry Group Co. Ltd.	803,000	2,614,959
Harmonic Drive Systems, Inc. (a)	26,900	811,217
HIWIN Technologies Corp.	204,000	1,053,013
King Slide Works Co. Ltd.	20,000	267,069
Minebea Mitsumi, Inc.	50,700	505,159
		5,251,417
Media - 0.6%
Advertising - 0.0%
iCar Asia Ltd. (b)	1,156,712	219,313
Cable & Satellite - 0.5%
Naspers Ltd. Class N	35,445	5,646,813
Publishing - 0.1%
NEXT Co. Ltd.	15,200	102,715
Schibsted ASA (B Shares)	18,279	455,421
		558,136

TOTAL MEDIA		6,424,262

Professional Services - 0.5%
Human Resource & Employment Services - 0.4%
51job, Inc. sponsored ADR (b)	300	10,554
Recruit Holdings Co. Ltd.	46,200	2,023,373
WageWorks, Inc. (b)	28,744	2,073,880
		4,107,807
Research & Consulting Services - 0.1%
ICF International, Inc. (b)	23,400	1,216,800
Verisk Analytics, Inc. (b)	68	5,620
		1,222,420

TOTAL PROFESSIONAL SERVICES		5,330,227

Semiconductors & Semiconductor Equipment - 18.8%
Semiconductor Equipment - 4.3%
Amkor Technology, Inc. (b)	94,346	887,796
Applied Materials, Inc.	600	20,550
ASM Pacific Technology Ltd.	333,600	4,055,997
EO Technics Co. Ltd.	1,741	128,500
Lam Research Corp.	69,000	7,925,340
Nanometrics, Inc. (b)	6,609	169,917
Rubicon Technology, Inc. (a)(b)	309,967	167,382
Siltronic AG (b)	126,100	6,740,908
SolarEdge Technologies, Inc. (a)(b)	40,000	518,000
Sumco Corp.	1,547,350	24,270,276
SunEdison, Inc. (b)	500	38
Tessera Holding Corp.	81,600	3,688,320
		48,573,024
Semiconductors - 14.5%
Advanced Micro Devices, Inc. (b)	329,400	3,415,878
Advanced Semiconductor Engineering, Inc.	8,591,670	9,515,166
Advanced Semiconductor Engineering, Inc. sponsored ADR	883,726	5,054,913
Ambarella, Inc. (a)(b)	38,100	1,890,141
ams AG	192,374	6,600,068
ASPEED Tech, Inc.	104,282	1,369,118
Broadcom Ltd.	72,800	14,523,600
Cavium, Inc. (b)	39,600	2,621,916
Chipbond Technology Corp.	795,000	1,155,905
ChipMOS TECHNOLOGIES, Inc. sponsored ADR (a)	125,652	1,933,784
Cirrus Logic, Inc. (b)	15,814	953,900
Dialog Semiconductor PLC (b)	136,000	6,305,575
GlobalWafers Co. Ltd.	2,318,000	10,627,403
Himax Technologies, Inc. sponsored ADR (a)	513,004	2,652,231
Hua Hong Semiconductor Ltd.	2,282,000	2,540,212
Infineon Technologies AG	6,600	121,049
Inphi Corp. (b)	7,700	352,814
Integrated Device Technology, Inc. (b)	187,300	4,718,087
LandMark Optoelectronics Corp.	87,000	769,850
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	39,200	1,863,960
MagnaChip Semiconductor Corp. (b)	79,954	687,604
Marvell Technology Group Ltd.	809,961	12,044,120
Maxim Integrated Products, Inc.	14,000	622,720
Melexis NV	193	14,484
Mellanox Technologies Ltd. (b)	127,900	6,056,065
Micron Technology, Inc. (b)	565,250	13,628,178
Microsemi Corp. (b)	39,500	2,099,425
Monolithic Power Systems, Inc.	59,601	5,199,591
NVIDIA Corp.	131,050	14,308,039
NXP Semiconductors NV (b)	130,780	12,796,823
ON Semiconductor Corp. (b)	148,600	1,979,352
Power Integrations, Inc.	1,600	113,600
Qualcomm, Inc.	41,850	2,236,046
Sanken Electric Co. Ltd. (b)	269,000	1,267,452
Semiconductor Manufacturing International Corp. (b)	9,000	12,341
Semtech Corp. (b)	227,698	7,502,649
Silergy Corp.	71,000	1,081,259
Silicon Laboratories, Inc. (b)	21,100	1,375,720
Silicon Motion Technology Corp. sponsored ADR	63,888	2,498,021
Siliconware Precision Industries Co. Ltd. sponsored ADR	49,563	376,183
Sitronix Technology Corp.	164,000	495,305
SK Hynix, Inc.	272	12,683
Skyworks Solutions, Inc.	1,500	137,610
STMicroelectronics NV	1,130	14,914
Vanguard International Semiconductor Corp.	68,000	122,743
Xilinx, Inc.	200	11,640
		165,680,137

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		214,253,161

Software - 17.2%
Application Software - 7.4%
8x8, Inc. (b)	800	12,680
Adobe Systems, Inc. (b)	10,316	1,169,628
ANSYS, Inc. (b)	11,875	1,107,463
Aspen Technology, Inc. (b)	21,100	1,120,621
Autodesk, Inc. (b)	487,000	39,612,580
Blackbaud, Inc.	8,100	531,441
Callidus Software, Inc. (b)	255,159	4,707,684
Citrix Systems, Inc. (b)	6,015	548,508
Ellie Mae, Inc. (b)	33,800	2,796,612
Guidewire Software, Inc. (b)	90	4,710
HubSpot, Inc. (b)	6,900	353,970
iFlytek Co. Ltd.	237,677	933,557
Intuit, Inc.	58,700	6,960,646
Kingdee International Software Group Co. Ltd. (b)	255,800	97,383
LINE Corp. ADR (a)	2,775	88,384
Linx SA	1,500	8,587
Mobileye NV (b)	98,300	4,222,968
Parametric Technology Corp. (b)	300	15,771
Paycom Software, Inc. (b)	600	27,744
Paylocity Holding Corp. (b)	32,600	1,006,036
RealPage, Inc. (b)	5,800	177,480
Salesforce.com, Inc. (b)	96,919	7,666,293
Splunk, Inc. (b)	2,100	121,506
SS&C Technologies Holdings, Inc.	49,800	1,600,074
Ultimate Software Group, Inc. (b)	76	14,718
Workday, Inc. Class A (b)	51,100	4,245,899
Workiva, Inc. (b)	35,900	452,340
Zendesk, Inc. (b)	201,400	4,819,502
		84,424,785
Home Entertainment Software - 4.6%
Activision Blizzard, Inc.	350,170	14,080,336
Capcom Co. Ltd.	125,900	2,667,193
Electronic Arts, Inc. (b)	147,300	12,289,239
NCSOFT Corp.	46	12,143
Nexon Co. Ltd.	35,900	547,514
Nintendo Co. Ltd.	54,300	11,114,224
Nintendo Co. Ltd. ADR	40,200	994,146
Square Enix Holdings Co. Ltd.	206,400	5,904,455
Take-Two Interactive Software, Inc. (b)	98,400	5,279,160
		52,888,410
Systems Software - 5.2%
Allot Communications Ltd. (b)	201,419	999,038
CommVault Systems, Inc. (b)	200	9,820
CyberArk Software Ltd. (b)	19,900	1,055,894
Imperva, Inc. (b)	44,800	1,870,400
Microsoft Corp.	773,400	50,000,310
Oracle Corp.	2,600	104,286
Progress Software Corp.	36,400	1,019,928
Proofpoint, Inc. (b)	28,800	2,308,608
Rapid7, Inc. (b)	1,700	21,199
ServiceNow, Inc. (b)	1,695	153,601
Tableau Software, Inc. (b)	44,600	2,133,664
Varonis Systems, Inc. (b)	600	17,940
		59,694,688

TOTAL SOFTWARE		197,007,883

Technology Hardware, Storage & Peripherals - 9.8%
Technology Hardware, Storage & Peripherals - 9.8%
Apple, Inc.	869,029	105,456,662
BlackBerry Ltd. (b)	1,086	7,661
HP, Inc.	3,900	58,695
HTC Corp. (b)	4,000	10,170
Nimble Storage, Inc. (b)	1,300	11,141
Samsung Electronics Co. Ltd.	3,502	5,999,684
Stratasys Ltd. (b)	70	1,380
		111,545,393
TOTAL COMMON STOCKS
(Cost $872,382,347)		1,100,331,271

Convertible Preferred Stocks - 2.2%
Internet & Direct Marketing Retail - 1.2%
Internet & Direct Marketing Retail - 1.2%
China Internet Plus Holdings Ltd.:
Series A-11 (b)(d)	1,516,912	4,794,807
Series B (b)(d)	2,042,487	9,462,434
		14,257,241
Internet Software & Services - 1.0%
Internet Software & Services - 1.0%
Uber Technologies, Inc. Series D, 8.00% (b)(d)	232,064	11,318,278
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $16,280,181)		25,575,519

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 0.62% (e)	14,108,161	14,110,983
Fidelity Securities Lending Cash Central Fund 0.65% (e)(f)	35,823,779	35,830,944
TOTAL MONEY MARKET FUNDS
(Cost $49,936,271)		49,941,927
TOTAL INVESTMENT PORTFOLIO - 103.0%
(Cost $938,598,799)		1,175,848,717
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(34,254,000)
NET ASSETS - 100%		$1,141,594,717

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,523,713 or 0.1% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,575,519 or 2.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$4,794,731
China Internet Plus Holdings Ltd. Series B	12/11/15	$7,885,430
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$3,600,020

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,860
Fidelity Securities Lending Cash Central Fund	544,590
Total	$570,450

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,100,331,271	$1,053,286,281	$47,044,990	$--
Convertible Preferred Stocks	25,575,519	--	--	25,575,519
Money Market Funds	49,941,927	49,941,927	--	--
Total Investments in Securities:	$1,175,848,717	$1,103,228,208	$47,044,990	$25,575,519

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$7,376,241
Level 2 to Level 1	$23,720,964

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$25,683,073
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	427,810
Cost of Purchases	--
Proceeds of Sales	(535,364)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$25,575,519
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2017	$515,469

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	66.7%
Japan	9.3%
Cayman Islands	9.1%
Taiwan	4.6%
Korea (South)	1.6%
Netherlands	1.5%
Singapore	1.3%
Bermuda	1.1%
Others (Individually Less Than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Technology Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $35,072,677) — See accompanying schedule: Unaffiliated issuers (cost $888,662,528)	$1,125,906,791
Fidelity Central Funds (cost $49,936,271)	49,941,926
Total Investments (cost $938,598,799)		$1,175,848,717
Receivable for investments sold		4,890,636
Receivable for fund shares sold		1,386,610
Dividends receivable		325,565
Distributions receivable from Fidelity Central Funds		56,772
Prepaid expenses		6,411
Other receivables		121,798
Total assets		1,182,636,509
Liabilities
Payable for investments purchased	$1,598,742
Payable for fund shares redeemed	2,419,725
Accrued management fee	508,334
Distribution and service plan fees payable	335,388
Other affiliated payables	227,597
Other payables and accrued expenses	133,611
Collateral on Securities Loaned	35,818,395
Total liabilities		41,041,792
Net Assets		$1,141,594,717
Net Assets consist of:
Paid in capital		$761,868,893
Accumulated net investment loss		(1,184,427)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		143,659,456
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		237,250,795
Net Assets		$1,141,594,717
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($523,361,144 ÷ 12,590,784 shares)		$41.57
Maximum offering price per share (100/94.25 of $41.57)		$44.11
Class T:
Net Asset Value and redemption price per share ($217,822,430 ÷ 5,495,388 shares)		$39.64
Maximum offering price per share (100/96.50 of $39.64)		$41.08
Class C:
Net Asset Value and offering price per share ($171,921,861 ÷ 4,786,600 shares)(a)		$35.92
Class I:
Net Asset Value, offering price and redemption price per share ($228,489,282 ÷ 5,151,174 shares)		$44.36

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$6,025,426
Interest		1,833
Income from Fidelity Central Funds (including $544,590 from security lending)		570,450
Total income		6,597,709
Expenses
Management fee	$3,654,295
Transfer agent fees	1,355,514
Distribution and service plan fees	1,951,576
Accounting and security lending fees	218,721
Custodian fees and expenses	76,762
Independent trustees' fees and expenses	14,942
Registration fees	67,376
Audit	27,682
Legal	12,488
Interest	2,776
Miscellaneous	23,818
Total expenses before reductions	7,405,950
Expense reductions	(5,378)	7,400,572
Net investment income (loss)		(802,863)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	69,844,898
Redemptions in-kind with affiliated entities	120,776,424
Fidelity Central Funds	5,705
Foreign currency transactions	59,590
Total net realized gain (loss)		190,686,617
Change in net unrealized appreciation (depreciation) on: Investment securities	(61,466,299)
Assets and liabilities in foreign currencies	(12,684)
Total change in net unrealized appreciation (depreciation)		(61,478,983)
Net gain (loss)		129,207,634
Net increase (decrease) in net assets resulting from operations		$128,404,771

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(802,863)	$(3,450,231)
Net realized gain (loss)	190,686,617	(14,245,769)
Change in net unrealized appreciation (depreciation)	(61,478,983)	122,753,554
Net increase (decrease) in net assets resulting from operations	128,404,771	105,057,554
Distributions to shareholders from net realized gain	(16,883,268)	(70,068,821)
Share transactions - net increase (decrease)	(475,162,219)	(137,855,039)
Redemption fees	16,618	39,457
Total increase (decrease) in net assets	(363,624,098)	(102,826,849)
Net Assets
Beginning of period	1,505,218,815	1,608,045,664
End of period	$1,141,594,717	$1,505,218,815
Other Information
Accumulated net investment loss end of period	$(1,184,427)	$(381,564)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Technology Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$37.86	$36.83	$36.06	$29.90	$25.25	$25.14
Income from Investment Operations
Net investment income (loss)A	(.02)	(.10)	(.02)B	(.12)	(.07)	(.13)
Net realized and unrealized gain (loss)	4.36	2.74	3.75	6.70	4.72	.24
Total from investment operations	4.34	2.64	3.73	6.58	4.65	.11
Distributions from net investment income	–	–	(.02)	–	–	–
Distributions from net realized gain	(.63)	(1.61)	(2.94)	(.42)	–	–
Total distributions	(.63)	(1.61)	(2.96)	(.42)	–	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$41.57	$37.86	$36.83	$36.06	$29.90	$25.25
Total ReturnD,E,F	11.56%	7.86%	10.94%	22.15%	18.42%	.44%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.09%I	1.09%	1.09%	1.14%	1.18%	1.18%
Expenses net of fee waivers, if any	1.09%I	1.09%	1.09%	1.14%	1.18%	1.18%
Expenses net of all reductions	1.09%I	1.07%	1.08%	1.12%	1.14%	1.17%
Net investment income (loss)	(.10)%I	(.28)%	(.05)%B	(.35)%	(.25)%	(.55)%
Supplemental Data
Net assets, end of period (000 omitted)	$523,361	$480,573	$468,819	$408,687	$355,306	$336,693
Portfolio turnover rateJ	77%I,K	102%	142%K	186%	142%	201%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.25) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Technology Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$36.14	$35.26	$34.66	$28.79	$24.38	$24.33
Income from Investment Operations
Net investment income (loss)A	(.07)	(.18)	(.11)B	(.19)	(.13)	(.19)
Net realized and unrealized gain (loss)	4.16	2.61	3.60	6.45	4.54	.24
Total from investment operations	4.09	2.43	3.49	6.26	4.41	.05
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.59)	(1.55)	(2.89)	(.39)	–	–
Total distributions	(.59)	(1.55)	(2.89)	(.39)	–	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$39.64	$36.14	$35.26	$34.66	$28.79	$24.38
Total ReturnD,E,F	11.42%	7.60%	10.63%	21.89%	18.09%	.21%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.35%I	1.35%	1.35%	1.38%	1.42%	1.43%
Expenses net of fee waivers, if any	1.35%I	1.35%	1.35%	1.38%	1.42%	1.43%
Expenses net of all reductions	1.35%I	1.34%	1.34%	1.37%	1.39%	1.42%
Net investment income (loss)	(.36)%I	(.54)%	(.31)%B	(.60)%	(.50)%	(.80)%
Supplemental Data
Net assets, end of period (000 omitted)	$217,822	$203,727	$208,192	$196,067	$173,692	$172,709
Portfolio turnover rateJ	77%I,K	102%	142%K	186%	142%	201%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.51) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Technology Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$32.83	$32.27	$31.99	$26.68	$22.70	$22.77
Income from Investment Operations
Net investment income (loss)A	(.15)	(.31)	(.25)B	(.33)	(.24)	(.29)
Net realized and unrealized gain (loss)	3.78	2.37	3.29	5.98	4.22	.22
Total from investment operations	3.63	2.06	3.04	5.65	3.98	(.07)
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.54)	(1.50)	(2.76)	(.34)	–	–
Total distributions	(.54)	(1.50)	(2.76)	(.34)	–	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$35.92	$32.83	$32.27	$31.99	$26.68	$22.70
Total ReturnD,E,F	11.13%	7.08%	10.07%	21.31%	17.53%	(.31)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.84%I	1.85%	1.84%	1.87%	1.91%	1.93%
Expenses net of fee waivers, if any	1.84%I	1.85%	1.84%	1.87%	1.91%	1.93%
Expenses net of all reductions	1.84%I	1.83%	1.83%	1.86%	1.88%	1.91%
Net investment income (loss)	(.86)%I	(1.04)%	(.80)%B	(1.09)%	(.99)%	(1.29)%
Supplemental Data
Net assets, end of period (000 omitted)	$171,922	$151,321	$138,205	$105,499	$84,858	$88,074
Portfolio turnover rateJ	77%I,K	102%	142%K	186%	142%	201%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.00) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Technology Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$40.30	$39.03	$38.06	$31.47	$26.50	$26.30
Income from Investment Operations
Net investment income (loss)A	.05	.02	.11B	(.02)	.02	(.06)
Net realized and unrealized gain (loss)	4.64	2.92	3.96	7.06	4.95	.26
Total from investment operations	4.69	2.94	4.07	7.04	4.97	.20
Distributions from net investment income	–	–	(.07)	–	–	–
Distributions from net realized gain	(.63)	(1.67)	(3.03)	(.45)	–	–
Total distributions	(.63)	(1.67)	(3.10)	(.45)	–	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$44.36	$40.30	$39.03	$38.06	$31.47	$26.50
Total ReturnD,E	11.72%	8.24%	11.30%	22.55%	18.75%	.76%
Ratios to Average Net AssetsF,G
Expenses before reductions	.77%H	.75%	.75%	.83%	.86%	.86%
Expenses net of fee waivers, if any	.76%H	.75%	.75%	.83%	.86%	.86%
Expenses net of all reductions	.76%H	.74%	.74%	.82%	.83%	.85%
Net investment income (loss)	.22%H	.06%	.29%B	(.05)%	.06%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$228,489	$669,599	$783,945	$455,612	$218,944	$95,310
Portfolio turnover rateI	77%H,J	102%	142%J	186%	142%	201%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Utilities Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
NextEra Energy, Inc.	16.4	14.1
Sempra Energy	11.9	11.5
PG&E Corp.	8.3	8.1
Dominion Resources, Inc.	7.0	9.3
Exelon Corp.	4.9	5.0
DTE Energy Co.	4.8	4.7
Avangrid, Inc.	4.8	5.8
CenterPoint Energy, Inc.	4.6	2.2
FirstEnergy Corp.	4.5	3.8
Great Plains Energy, Inc.	4.2	0.0
	71.4

Top Industries (% of fund's net assets)

As of January 31, 2017
Electric Utilities	47.9%
Multi-Utilities	39.4%
Independent Power and Renewable Electricity Producers	9.0%
Media	1.3%
Gas Utilities	1.2%
All Others*	1.2%

As of July 31, 2016
Electric Utilities	48.9%
Multi-Utilities	40.6%
Independent Power and Renewable Electricity Producers	8.0%
Gas Utilities	0.9%
Oil, Gas & Consumable Fuels	0.7%
All Others*	0.9%

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

* Includes short-term investments and net other assets (liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor® Utilities Fund

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Electric Utilities - 47.9%
Electric Utilities - 47.9%
Edison International	165,902	$12,090,938
Exelon Corp.	392,991	14,100,517
FirstEnergy Corp.	433,233	13,135,625
Great Plains Energy, Inc.	443,800	12,226,690
NextEra Energy, Inc.	384,540	47,575,288
OGE Energy Corp.	171,123	5,739,465
PG&E Corp.	389,705	24,118,842
PNM Resources, Inc.	222,700	7,660,880
PPL Corp.	61,800	2,153,112
		138,801,357
Gas Utilities - 1.2%
Gas Utilities - 1.2%
South Jersey Industries, Inc.	104,913	3,462,129
Independent Power and Renewable Electricity Producers - 9.0%
Independent Power Producers & Energy Traders - 4.3%
Calpine Corp. (a)	119,301	1,407,752
Dynegy, Inc. (a)	239,347	2,285,764
NRG Energy, Inc.	211,972	3,506,017
NRG Yield, Inc. Class C	313,002	5,305,384
		12,504,917
Renewable Electricity - 4.7%
Atlantica Yield PLC	20,100	430,140
NextEra Energy Partners LP	282,248	8,899,279
Pattern Energy Group, Inc.	208,860	4,122,896
		13,452,315

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		25,957,232

Media - 1.3%
Cable & Satellite - 1.3%
Charter Communications, Inc. Class A (a)	11,100	3,595,845
Multi-Utilities - 39.4%
Multi-Utilities - 39.4%
Avangrid, Inc.	360,230	13,976,924
Black Hills Corp.	128,803	8,056,628
CenterPoint Energy, Inc.	502,113	13,160,382
Dominion Resources, Inc.	265,694	20,267,138
DTE Energy Co.	142,198	14,026,411
SCANA Corp.	147,378	10,124,869
Sempra Energy	337,509	34,557,547
		114,169,899
Oil, Gas & Consumable Fuels - 0.9%
Oil & Gas Storage & Transport - 0.9%
Cheniere Energy Partners LP Holdings LLC	118,462	2,706,857
TOTAL COMMON STOCKS
(Cost $248,195,508)		288,693,319
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $248,195,508)		288,693,319
NET OTHER ASSETS (LIABILITIES) - 0.3%		971,226
NET ASSETS - 100%		$289,664,545

Legend

 (a) Non-income producing

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,475
Fidelity Securities Lending Cash Central Fund	4,713
Total	$10,188

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Utilities Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $248,195,508)		$288,693,319
Receivable for investments sold		2,691,965
Receivable for fund shares sold		241,208
Dividends receivable		65,996
Distributions receivable from Fidelity Central Funds		457
Prepaid expenses		1,619
Other receivables		2,212
Total assets		291,696,776
Liabilities
Payable to custodian bank	$134,948
Payable for investments purchased	490,013
Payable for fund shares redeemed	1,074,824
Accrued management fee	132,278
Distribution and service plan fees payable	98,161
Other affiliated payables	68,711
Other payables and accrued expenses	33,296
Total liabilities		2,032,231
Net Assets		$289,664,545
Net Assets consist of:
Paid in capital		$260,830,707
Distributions in excess of net investment income		(463,563)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,200,090)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		40,497,491
Net Assets		$289,664,545
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($151,539,626 ÷ 5,772,435 shares)		$26.25
Maximum offering price per share (100/94.25 of $26.25)		$27.85
Class T:
Net Asset Value and redemption price per share ($46,076,322 ÷ 1,750,652 shares)		$26.32
Maximum offering price per share (100/96.50 of $26.32)		$27.27
Class C:
Net Asset Value and offering price per share ($57,625,660 ÷ 2,236,932 shares)(a)		$25.76
Class I:
Net Asset Value, offering price and redemption price per share ($34,422,937 ÷ 1,286,708 shares)		$26.75

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$4,793,862
Income from Fidelity Central Funds (including $4,713 from security lending)		10,188
Total income		4,804,050
Expenses
Management fee	$859,465
Transfer agent fees	386,662
Distribution and service plan fees	631,963
Accounting and security lending fees	61,351
Custodian fees and expenses	11,640
Independent trustees' fees and expenses	3,523
Registration fees	51,944
Audit	23,617
Legal	2,778
Interest	252
Miscellaneous	2,321
Total expenses before reductions	2,035,516
Expense reductions	(10,872)	2,024,644
Net investment income (loss)		2,779,406
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,201,092
Fidelity Central Funds	1,364
Foreign currency transactions	4,571
Total net realized gain (loss)		1,207,027
Change in net unrealized appreciation (depreciation) on: Investment securities	(17,342,363)
Assets and liabilities in foreign currencies	(201)
Total change in net unrealized appreciation (depreciation)		(17,342,564)
Net gain (loss)		(16,135,537)
Net increase (decrease) in net assets resulting from operations		$(13,356,131)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,779,406	$4,622,692
Net realized gain (loss)	1,207,027	(9,402,085)
Change in net unrealized appreciation (depreciation)	(17,342,564)	44,135,404
Net increase (decrease) in net assets resulting from operations	(13,356,131)	39,356,011
Distributions to shareholders from net investment income	(5,090,781)	(4,356,273)
Distributions to shareholders from net realized gain	–	(6,473,264)
Total distributions	(5,090,781)	(10,829,537)
Share transactions - net increase (decrease)	(59,975,835)	66,440,496
Redemption fees	11,601	31,604
Total increase (decrease) in net assets	(78,411,146)	94,998,574
Net Assets
Beginning of period	368,075,691	273,077,117
End of period	$289,664,545	$368,075,691
Other Information
Undistributed net investment income end of period	$–	$1,847,812
Distributions in excess of net investment income end of period	$(463,563)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Utilities Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$27.59	$25.48	$26.77	$23.48	$21.20	$19.09
Income from Investment Operations
Net investment income (loss)A	.25	.44	.44	.41	.47	.43
Net realized and unrealized gain (loss)	(1.10)	2.75	.18	3.35	2.24	2.07
Total from investment operations	(.85)	3.19	.62	3.76	2.71	2.50
Distributions from net investment income	(.49)	(.46)	(.38)	(.46)	(.43)	(.39)
Distributions from net realized gain	–	(.61)	(1.52)	(.01)	–	–
Total distributions	(.49)	(1.08)B	(1.91)C	(.47)	(.43)	(.39)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$26.25	$27.59	$25.48	$26.77	$23.48	$21.20
Total ReturnE,F,G	(3.02)%	13.49%	2.01%	16.38%	13.09%	13.40%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.14%J	1.13%	1.13%	1.16%	1.20%	1.23%
Expenses net of fee waivers, if any	1.13%J	1.13%	1.13%	1.16%	1.20%	1.23%
Expenses net of all reductions	1.13%J	1.12%	1.11%	1.15%	1.16%	1.22%
Net investment income (loss)	1.92%J	1.78%	1.65%	1.64%	2.16%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$151,540	$178,116	$140,148	$154,134	$106,851	$99,813
Portfolio turnover rateK	35%J	73%	105%	112%	154%	195%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.08 per share is comprised of distributions from net investment income of $.462 and distributions from net realized gain of $.613 per share.

 C Total distributions of $1.91 per share is comprised of distributions from net investment income of $.384 and distributions from net realized gain of $1.524 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Utilities Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$27.62	$25.49	$26.78	$23.50	$21.21	$19.09
Income from Investment Operations
Net investment income (loss)A	.21	.36	.36	.34	.41	.38
Net realized and unrealized gain (loss)	(1.10)	2.77	.18	3.35	2.25	2.07
Total from investment operations	(.89)	3.13	.54	3.69	2.66	2.45
Distributions from net investment income	(.41)	(.39)	(.31)	(.40)	(.37)	(.33)
Distributions from net realized gain	–	(.61)	(1.52)	(.01)	–	–
Total distributions	(.41)	(1.00)	(1.83)	(.41)	(.37)	(.33)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$26.32	$27.62	$25.49	$26.78	$23.50	$21.21
Total ReturnC,D,E	(3.18)%	13.19%	1.72%	15.99%	12.81%	13.13%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.43%H	1.43%	1.42%	1.45%	1.47%	1.49%
Expenses net of fee waivers, if any	1.43%H	1.43%	1.42%	1.45%	1.47%	1.49%
Expenses net of all reductions	1.43%H	1.42%	1.41%	1.44%	1.43%	1.48%
Net investment income (loss)	1.62%H	1.47%	1.35%	1.35%	1.89%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$46,076	$56,403	$46,366	$49,272	$41,239	$38,276
Portfolio turnover rateI	35%H	73%	105%	112%	154%	195%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Utilities Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$26.98	$24.91	$26.23	$23.03	$20.80	$18.75
Income from Investment Operations
Net investment income (loss)A	.15	.25	.23	.23	.31	.29
Net realized and unrealized gain (loss)	(1.08)	2.70	.19	3.29	2.20	2.03
Total from investment operations	(.93)	2.95	.42	3.52	2.51	2.32
Distributions from net investment income	(.29)	(.27)	(.22)	(.31)	(.28)	(.27)
Distributions from net realized gain	–	(.61)	(1.52)	(.01)	–	–
Total distributions	(.29)	(.88)	(1.74)	(.32)	(.28)	(.27)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$25.76	$26.98	$24.91	$26.23	$23.03	$20.80
Total ReturnC,D,E	(3.40)%	12.64%	1.29%	15.52%	12.27%	12.56%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.89%H	1.88%	1.88%	1.89%	1.93%	1.95%
Expenses net of fee waivers, if any	1.89%H	1.88%	1.88%	1.89%	1.93%	1.95%
Expenses net of all reductions	1.88%H	1.88%	1.86%	1.88%	1.89%	1.95%
Net investment income (loss)	1.17%H	1.02%	.89%	.91%	1.43%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$57,626	$70,957	$52,172	$54,810	$35,457	$29,942
Portfolio turnover rateI	35%H	73%	105%	112%	154%	195%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Utilities Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$28.14	$25.97	$27.24	$23.87	$21.56	$19.40
Income from Investment Operations
Net investment income (loss)A	.29	.53	.52	.51	.55	.50
Net realized and unrealized gain (loss)	(1.13)	2.78	.20	3.39	2.26	2.10
Total from investment operations	(.84)	3.31	.72	3.90	2.81	2.60
Distributions from net investment income	(.55)	(.53)	(.46)	(.52)	(.50)	(.44)
Distributions from net realized gain	–	(.61)	(1.52)	(.01)	–	–
Total distributions	(.55)	(1.14)	(1.99)B	(.53)	(.50)	(.44)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$26.75	$28.14	$25.97	$27.24	$23.87	$21.56
Total ReturnD,E	(2.90)%	13.81%	2.35%	16.74%	13.40%	13.79%
Ratios to Average Net AssetsC,F
Expenses before reductions	.87%G	.84%	.83%	.85%	.89%	.92%
Expenses net of fee waivers, if any	.86%G	.84%	.83%	.85%	.89%	.92%
Expenses net of all reductions	.86%G	.84%	.81%	.84%	.85%	.91%
Net investment income (loss)	2.19%G	2.06%	1.94%	1.95%	2.46%	2.55%
Supplemental Data
Net assets, end of period (000 omitted)	$34,423	$62,600	$31,710	$46,135	$19,562	$20,564
Portfolio turnover rateH	35%G	73%	105%	112%	154%	195%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.99 per share is comprised of distributions from net investment income of $.463 and distributions from net realized gain of $1.524 per share.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017

1. Organization.

Fidelity Advisor Biotechnology Fund, Fidelity Advisor Communications Equipment Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Semiconductors Fund (formerly Fidelity Advisor Electronics Fund), Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Fund (the Funds) are funds of Fidelity Advisor Series VII (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds are non-diversified with the exception of Fidelity Advisor Financial Services Fund and Fidelity Advisor Health Care Fund. Each Fund offers Class A, Class T, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period August 1, 2015 through June 24, 2016.

In April 2016, the Board of Trustees approved a change in the name of Fidelity Advisor Electronics Fund to Fidelity Advisor Semiconductors Fund effective October 1, 2016.

In March 2017, the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by Fidelity Advisor Biotechnology Fund and Fidelity Advisor Technology Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Fidelity Advisor Biotechnology Fund:

Asset Type	Fair Value at 01/31/17	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$53,941,170	Discounted cash flow	Discount rate	8.0% - 14.4% / 11.3%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Probability rate	6.30%	Increase
		Market approach	Discount rate	16.0%	Decrease
			Transaction price	$0.01 - $150.00 / $23.52	Increase
			Premium rate	4.0% - 15.0% / 9.9%	Increase
			Discount for lack of marketability	10.0%	Decrease
			Proxy discount	12.0% - 18.5% / 15.2%	Decrease
			Proxy premium	21.3% - 21.5% / 21.3%	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	2.2 - 3.0 / 2.6	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Fidelity Advisor Technology Fund:

Asset Type	Fair Value at 01/31/17	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$25,575,519	Market approach	Transaction price	$3.16 - $48.77 / $23.89	Increase
			Premium rate	20.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Advisor Energy Fund and Fidelity Advisor Technology Fund, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Advisor Biotechnology Fund	$2,494,988,003	$552,017,742	$(434,521,267)	$117,496,475
Fidelity Advisor Communications Equipment Fund	17,500,332	3,337,585	(942,298)	2,395,287
Fidelity Advisor Consumer Discretionary Fund	246,631,455	54,488,386	(11,404,720)	43,083,666
Fidelity Advisor Energy Fund	1,008,635,642	216,848,280	(38,068,583)	178,779,697
Fidelity Advisor Financial Services Fund	299,210,191	37,127,911	(2,665,624)	34,462,287
Fidelity Advisor Health Care Fund	2,146,979,808	424,155,126	(123,629,816)	300,525,310
Fidelity Advisor Industrials Fund	652,404,098	147,601,666	(7,584,787)	140,016,879
Fidelity Advisor Semiconductors Fund	153,238,446	28,217,768	(4,217,730)	24,000,038
Fidelity Advisor Technology Fund	939,995,423	271,236,645	(35,383,351)	235,853,294
Fidelity Advisor Utilities Fund	248,979,696	44,805,152	(5,091,529)	39,713,623

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2017	2018	2019	Total with expiration
Fidelity Advisor Financial Services Fund	$(22,767,587)	$(23,251,884)	$(450,657)	$(46,470,128)

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Advisor Biotechnology Fund	$(195,610,729)	$–	$(195,610,729)	$(195,610,729)
Fidelity Advisor Consumer Discretionary Fund	(14,389,276)	–	(14,389,276)	(14,389,276)
Fidelity Advisor Energy Fund	(91,847,998)	(66,220,840)	(158,068,838)	(158,068,838)
Fidelity Advisor Financial Services Fund	(682,405)	–	(682,405)	(47,152,533)
Fidelity Advisor Health Care Fund	(88,155,047)	–	(88,155,047)	(88,155,047)
Fidelity Advisor Semiconductors Fund	(3,783,251)	–	(3,783,251)	(3,783,251)
Fidelity Advisor Technology Fund	(21,683,221)	–	(21,683,221)	(21,683,221)
Fidelity Advisor Utilities Fund	(7,270,691)	(3,513,382)	(10,784,073)	(10,784,073)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2015 to July 31, 2016. Loss deferrals were as follows:

	Capital losses	Ordinary losses
Fidelity Advisor Biotechnology Fund	$–	$(8,484,891)
Fidelity Advisor Communications Equipment Fund	(83,092)	–
Fidelity Advisor Financial Services Fund	(559,312)	(122,099)
Fidelity Advisor Health Care Fund	–	(6,590,625)
Fidelity Advisor Technology Fund	–	(246,129)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016 for Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Fund.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Consolidated Subsidiary. Fidelity Advisor Biotechnology Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, Fidelity Advisor Biotechnology Fund held an investment of $9,891,511 in this Subsidiary, representing .41% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Biotechnology Fund	501,315,564	822,580,229
Fidelity Advisor Communications Equipment Fund	10,552,751	4,492,060
Fidelity Advisor Consumer Discretionary Fund	61,417,503	102,401,431
Fidelity Advisor Energy Fund	462,059,112	377,182,092
Fidelity Advisor Financial Services Fund	209,576,915	114,104,803
Fidelity Advisor Health Care Fund	639,895,903	896,702,361
Fidelity Advisor Industrials Fund	286,184,830	167,259,764
Fidelity Advisor Semiconductors Fund	134,525,971	71,238,126
Fidelity Advisor Technology Fund	511,845,434	607,639,844
Fidelity Advisor Utilities Fund	54,959,519	114,435,637

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Advisor Biotechnology Fund	.30%	.25%	.55%
Fidelity Advisor Communications Equipment Fund	.30%	.25%	.55%
Fidelity Advisor Consumer Discretionary Fund	.30%	.25%	.55%
Fidelity Advisor Energy Fund	.30%	.25%	.55%
Fidelity Advisor Financial Services Fund	.30%	.25%	.55%
Fidelity Advisor Health Care Fund	.30%	.25%	.55%
Fidelity Advisor Industrials Fund	.30%	.25%	.55%
Fidelity Advisor Semiconductors Fund	.30%	.25%	.55%
Fidelity Advisor Technology Fund	.30%	.25%	.55%
Fidelity Advisor Utilities Fund	.30%	.25%	.55%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Class I. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Advisor Biotechnology Fund
Class A	-%	.25%	$1,236,267	$–
Class T	.25%	.25%	306,842	–
Class C	.75%	.25%	3,082,765	526,296
			$4,625,874	$526,296
Fidelity Advisor Communications Equipment Fund
Class A	-%	.25%	$6,705	$–
Class T	.25%	.25%	9,714	–
Class C	.75%	.25%	13,872	–
			$30,291	$–
Fidelity Advisor Consumer Discretionary Fund
Class A	-%	.25%	$169,036	$3,323
Class T	.25%	.25%	69,187	–
Class C	.75%	.25%	318,751	87,227
			$556,974	$90,550
Fidelity Advisor Energy Fund
Class A	-%	.25%	$482,720	$–
Class T	.25%	.25%	405,240	–
Class C	.75%	.25%	1,350,928	445,763
			$2,238,888	$445,763
Fidelity Advisor Financial Services Fund
Class A	-%	.25%	$139,640	$–
Class T	.25%	.25%	82,872	–
Class C	.75%	.25%	277,667	48,754
			$500,179	$48,754
Fidelity Advisor Health Care Fund
Class A	-%	.25%	$1,296,597	$–
Class T	.25%	.25%	663,648	–
Class C	.75%	.25%	3,122,896	430,835
			$5,083,141	$430,835
Fidelity Advisor Industrials Fund
Class A	-%	.25%	$363,577	$–
Class T	.25%	.25%	206,102	–
Class C	.75%	.25%	575,209	40,055
			$1,144,888	$40,055
Fidelity Advisor Semiconductors Fund
Class A	-%	.25%	$58,434	$–
Class T	.25%	.25%	30,470	180
Class C	.75%	.25%	137,129	15,607
			$226,033	$15,787
Fidelity Advisor Technology Fund
Class A	-%	.25%	$622,983	$–
Class T	.25%	.25%	522,554	–
Class C	.75%	.25%	806,039	107,833
			$1,951,576	$107,833
Fidelity Advisor Utilities Fund
Class A	-%	.25%	$196,426	$221
Class T	.25%	.25%	122,333	–
Class C	.75%	.25%	313,204	49,407
			$631,963	$49,628

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Advisor Biotechnology Fund
Class A	$255,574
Class T	19,780
Class C(a)	54,176
$329,530
Fidelity Advisor Communications Equipment Fund
Class A	$2,908
Class T	703
Class C	-
$3,611
Fidelity Advisor Consumer Discretionary Fund
Class A	$30,940
Class T	2,418
Class C(a)	8,769
$42,127
Fidelity Advisor Energy Fund
Class A	$108,105
Class T	14,416
Class C(a)	22,680
$145,201
Fidelity Advisor Financial Services Fund
Class A	$57,470
Class T	7,214
Class C(a)	4,057
$68,741
Fidelity Advisor Health Care Fund
Class A	$209,010
Class T	20,800
Class C(a)	38,793
$268,603
Fidelity Advisor Industrials Fund
Class A	$86,743
Class T	7,199
Class C(a)	3,809
$97,751
Fidelity Advisor Semiconductors Fund
Class A	$51,448
Class T	3,346
Class C(a)	1,537
$56,331
Fidelity Advisor Technology Fund
Class A	$79,773
Class T	10,399
Class C(a)	12,456
$102,628
Fidelity Advisor Utilities Fund
Class A	$46,301
Class T	5,435
Class C(a)	6,337
$58,073

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Advisor Biotechnology Fund
Class A	$1,017,182.21
Class T	179,267.29
Class C	627,322.20
Class I	804,999.19
	$2,628,770
Fidelity Advisor Communications Equipment Fund
Class A	$8,287.31
Class T	7,071.36
Class C	4,403.32
Class I	4,390.18
	$24,151
Fidelity Advisor Consumer Discretionary Fund
Class A	$141,867.21
Class T	35,343.26
Class C	67,560.21
Class I	61,165.18
	$305,935
Fidelity Advisor Energy Fund
Class A	$451,889.23
Class T	203,658.25
Class C	282,964.21
Class I	256,855.21
	$1,195,366
Fidelity Advisor Financial Services Fund
Class A	$130,315.23
Class T	44,623.27
Class C	62,700.23
Class I	39,047.19
	$276,685
Fidelity Advisor Health Care Fund
Class A	$1,046,126.20
Class T	$299,102.22
Class C	634,191.20
Class I	593,920.19
	$2,573,339
Fidelity Advisor Industrials Fund
Class A	$291,017.20
Class T	86,267.21
Class C	117,791.21
Class I	148,859.19
	$643,934
Fidelity Advisor Semiconductors Fund
Class A	$53,750.23
Class T	20,293.33
Class C	35,616.26
Class I	48,372.18
	$158,031
Fidelity Advisor Technology Fund
Class A	$559,518.22
Class T	246,013.24
Class C	184,939.23
Class I	365,044.15
	$1,355,514
Fidelity Advisor Utilities Fund
Class A	$188,739.24
Class T	70,717.29
Class C	76,999.25
Class I	50,207.22
	$386,662

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Biotechnology Fund	$34,445
Fidelity Advisor Communications Equipment Fund	401
Fidelity Advisor Consumer Discretionary Fund	742
Fidelity Advisor Energy Fund	15,033
Fidelity Advisor Financial Services Fund	3,997
Fidelity Advisor Health Care Fund	27,897
Fidelity Advisor Industrials Fund	7,853
Fidelity Advisor Semiconductors Fund	3,548
Fidelity Advisor Technology Fund	11,761
Fidelity Advisor Utilities Fund	2,852

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Health Care Fund	Borrower	$6,654,500.59%		$659
Fidelity Advisor Technology Fund	Borrower	$11,656,429.61%		$2,776
Fidelity Advisor Utilities Fund	Borrower	$3,803,000.60%		$252

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 10,768,828 shares of Fidelity Advisor Technology Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $442,814,201. The net realized gain of $120,776,424 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. Fidelity Advisor Technology Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Advisor Biotechnology Fund	$4,295
Fidelity Advisor Communications Equipment Fund	26
Fidelity Advisor Consumer Discretionary Fund	489
Fidelity Advisor Energy Fund	1,672
Fidelity Advisor Financial Services Fund	361
Fidelity Advisor Health Care Fund	4,260
Fidelity Advisor Industrials Fund	1,017
Fidelity Advisor Semiconductors Fund	205
Fidelity Advisor Technology Fund	2,279
Fidelity Advisor Utilities Fund	535

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Advisor Communications Equipment Fund
Class A	1.40%	$18,907
Class T	1.65%	15,207
Class C	2.15%	10,019
Class I	1.15%	61,080

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage service reduction	Custody expense reduction
Fidelity Advisor Biotechnology Fund	$73,286	$–
Fidelity Advisor Communications Equipment Fund	–	12
Fidelity Advisor Energy Fund	34,818	31
Fidelity Advisor Financial Services Fund	–	28
Fidelity Advisor Health Care Fund	–	203
Fidelity Advisor Industrials Fund	12,051	38
Fidelity Advisor Semiconductors Fund	1,761	–
Fidelity Advisor Utilities Fund	9,405	–

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses as follows:

Amount
Fidelity Advisor Biotechnology Fund	$12,274
Fidelity Advisor Communications Equipment Fund	100
Fidelity Advisor Consumer Discretionary Fund	1,439
Fidelity Advisor Energy Fund	5,860
Fidelity Advisor Financial Services Fund	1,468
Fidelity Advisor Health Care Fund	11,813
Fidelity Advisor Industrials Fund	3,694
Fidelity Advisor Semiconductors Fund	792
Fidelity Advisor Technology Fund	5,378
Fidelity Advisor Utilities Fund	1,467

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
Fidelity Advisor Biotechnology Fund
From net realized gain
Class A	$–	$71,428,446
Class T	–	8,780,759
Class B	–	350,358
Class C	–	46,525,088
Class I	–	62,237,298
Total	$–	$189,321,949
Fidelity Advisor Communications Equipment Fund
From net investment income
Class A	$22,883	$–
Class T	$7,287	$–
Class I	40,465	–
Total	$70,635	$–
From net realized gain
Class A	$76,853	$140,942
Class T	56,397	120,506
Class B	–	8,665
Class C	45,429	87,907
Class I	91,174	29,305
Total	$269,853	$387,325
Fidelity Advisor Consumer Discretionary Fund
From net investment income
Class A	$574,093	$145,315
Class T	128,898	–
Class I	364,076	280,605
Total	$1,067,067	$425,920
From net realized gain
Class A	$–	$2,490,947
Class T	–	567,555
Class B	–	33,959
Class C	–	1,218,277
Class I	–	1,174,042
Total	$–	$5,484,780
Fidelity Advisor Energy Fund
From net investment income
Class A	$–	$1,922,229
Class T	–	528,991
Class B	–	897
Class C	–	204,569
Class I	574,320	1,301,668
Total	$574,320	$3,958,354
From net realized gain
Class A	$877,443	$–
Class I	689,184	–
Total	$1,566,627	$–
Fidelity Advisor Financial Services Fund
From net investment income
Class A	$277,513	$487,874
Class T	40,518	110,989
Class B	–	2,181
Class C	7,495	104,614
Class I	176,633	251,888
Total	$502,159	$957,546
From net realized gain
Class A	$–	$83,636
Class T	–	26,115
Class B	–	2,379
Class C	–	43,289
Class I	–	34,348
Total	$–	$189,767
Fidelity Advisor Health Care Fund
From net realized gain
Class A	$–	$80,223,333
Class T	–	20,669,994
Class B	–	758,774
Class C	–	52,885,499
Class I	$–	$45,759,042
Total	$–	$200,296,642
Fidelity Advisor Industrials Fund
From net investment income
Class A	$1,317,451	$1,251,437
Class T	189,933	142,172
Class I	1,253,589	1,144,151
Total	$2,760,973	$2,537,760
From net realized gain
Class A	$15,952,060	$24,885,132
Class T	4,629,017	6,913,270
Class B	–	520,980
Class C	6,747,943	11,465,082
Class I	9,382,176	14,306,102
Total	$36,711,196	$58,090,566
Fidelity Advisor Semiconductors Fund
From net investment income
Class A	$125,590	$113,188
Class T	–	30,107
Class B	–	373
Class C	–	23,745
Class I	266,839	133,338
Total	$392,429	$300,751
From net realized gain
Class A	$63,188	$3,392,087
Class T	16,965	1,000,803
Class B	–	31,868
Class C	39,994	2,046,878
Class I	70,633	2,464,994
Total	$190,780	$8,936,630
Fidelity Advisor Technology Fund
From net realized gain
Class A	$7,901,046	$20,472,702
Class T	3,251,719	9,063,088
Class B	–	374,802
Class C	2,523,544	6,550,928
Class I	3,206,959	33,607,301
Total	$16,883,268	$70,068,821
Fidelity Advisor Utilities Fund
From net investment income
Class A	$2,833,665	$2,494,667
Class T	721,535	696,864
Class B	–	13,894
Class C	680,072	548,207
Class I	855,509	602,641
Total	$5,090,781	$4,356,273
From net realized gain
Class A	$–	$3,341,067
Class T	–	1,100,541
Class B	–	58,860
Class C	–	1,254,979
Class I	–	717,817
Total	$–	$6,473,264

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Fidelity Advisor Biotechnology Fund
Class A
Shares sold	4,542,736	20,374,378	$96,631,276	$486,458,577
Reinvestment of distributions	–	2,387,343	–	66,988,829
Shares redeemed	(11,840,827)	(21,904,309)	(247,742,362)	(483,498,927)
Net increase (decrease)	(7,298,091)	857,412	$(151,111,086)	$69,948,479
Class T
Shares sold	523,110	1,912,568	$10,524,533	$43,113,700
Reinvestment of distributions	–	319,202	–	8,560,989
Shares redeemed	(1,260,056)	(2,294,307)	(24,934,325)	(48,667,903)
Net increase (decrease)	(736,946)	(62,537)	$(14,409,792)	$3,006,786
Class B
Shares sold	–	23,127	$–	$488,892
Reinvestment of distributions	–	13,390	–	330,876
Shares redeemed	–	(328,587)	–	(5,983,799)
Net increase (decrease)	–	(292,070)	$–	$(5,164,031)
Class C
Shares sold	2,625,384	10,596,563	$48,652,583	$223,026,722
Reinvestment of distributions	–	1,618,886	–	40,002,670
Shares redeemed	(7,140,355)	(11,105,389)	(129,829,953)	(214,386,694)
Net increase (decrease)	(4,514,971)	1,110,060	$(81,177,370)	$48,642,698
Class I
Shares sold	8,745,812	22,589,370	$195,455,802	$543,276,913
Reinvestment of distributions	–	1,787,031	–	52,663,804
Shares redeemed	(12,238,208)	(26,641,629)	(267,870,899)	(614,169,645)
Net increase (decrease)	(3,492,396)	(2,265,228)	$(72,415,097)	$(18,228,928)
Fidelity Advisor Communications Equipment Fund
Class A
Shares sold	158,242	61,824	$2,019,689	$686,464
Reinvestment of distributions	7,376	12,164	96,327	134,093
Shares redeemed	(49,099)	(81,049)	(626,464)	(893,648)
Net increase (decrease)	116,519	(7,061)	$1,489,552	$(73,091)
Class T
Shares sold	29,006	29,078	$357,112	$312,157
Reinvestment of distributions	5,034	11,237	63,422	119,674
Shares redeemed	(18,103)	(56,633)	(221,658)	(598,222)
Net increase (decrease)	15,937	(16,318)	$198,876	$(166,391)
Class B
Shares sold	–	3	$–	$35
Reinvestment of distributions	–	803	–	7,933
Shares redeemed	–	(26,347)	–	(261,367)
Net increase (decrease)	–	(25,541)	$–	$(253,399)
Class C
Shares sold	60,266	20,424	$680,170	$201,589
Reinvestment of distributions	3,816	8,306	44,267	81,979
Shares redeemed	(22,031)	(61,023)	(251,053)	(616,761)
Net increase (decrease)	42,051	(32,293)	$473,384	$(333,193)
Class I
Shares sold	505,109	32,486	$6,542,311	$367,475
Reinvestment of distributions	9,441	2,247	127,920	25,646
Shares redeemed	(195,834)	(16,972)	$(2,632,632)	$(195,689)
Net increase (decrease)	318,716	17,761	$4,037,599	$197,432
Fidelity Advisor Consumer Discretionary Fund
Class A
Shares sold	783,917	4,814,381	$16,408,089	$96,001,482
Reinvestment of distributions	25,062	125,818	533,814	2,487,810
Shares redeemed	(1,678,086)	(3,384,129)	(34,893,983)	(65,627,046)
Net increase (decrease)	(869,107)	1,556,070	$(17,952,080)	$32,862,246
Class T
Shares sold	437,641	467,315	$8,587,433	$8,759,972
Reinvestment of distributions	6,315	29,568	126,233	549,955
Shares redeemed	(576,087)	(340,307)	(11,276,716)	(6,370,883)
Net increase (decrease)	(132,131)	156,576	$(2,563,050)	$2,939,044
Class B
Shares sold	–	14,276	$–	$237,342
Reinvestment of distributions	–	1,812	–	29,530
Shares redeemed	–	(96,775)	–	(1,564,551)
Net increase (decrease)	–	(80,687)	$–	$(1,297,679)
Class C
Shares sold	333,116	2,604,899	$5,731,688	$43,132,243
Reinvestment of distributions	–	66,579	–	1,085,908
Shares redeemed	(710,954)	(1,219,501)	(12,141,931)	(19,584,504)
Net increase (decrease)	(377,838)	1,451,977	$(6,410,243)	$24,633,647
Class I
Shares sold	1,205,714	5,034,098	$27,213,653	$107,578,453
Reinvestment of distributions	13,622	55,475	311,266	1,176,667
Shares redeemed	(1,667,636)	(3,816,680)	(37,119,397)	(80,049,247)
Net increase (decrease)	(448,300)	1,272,893	$(9,594,478)	$28,705,873
Fidelity Advisor Energy Fund
Class A
Shares sold	2,306,903	5,025,799	$79,828,585	$143,627,691
Reinvestment of distributions	22,919	66,472	837,690	1,828,245
Shares redeemed	(1,984,726)	(3,353,686)	(68,393,213)	(97,107,576)
Net increase (decrease)	345,096	1,738,585	$12,273,062	$48,348,360
Class T
Shares sold	371,324	872,793	$13,173,558	$25,702,490
Reinvestment of distributions	–	18,373	–	511,190
Shares redeemed	(792,923)	(1,205,049)	(27,141,610)	(35,414,324)
Net increase (decrease)	(421,599)	(313,883)	$(13,968,052)	$(9,200,644)
Class B
Shares sold	–	5,109	$–	$134,216
Reinvestment of distributions	–	35	–	864
Shares redeemed	–	(292,489)	–	(8,008,782)
Net increase (decrease)	–	(287,345)	$–	$(7,873,702)
Class C
Shares sold	1,429,361	4,491,809	$45,337,939	$118,552,042
Reinvestment of distributions	–	7,392	–	181,396
Shares redeemed	(1,004,902)	(1,780,198)	(31,769,919)	(47,478,698)
Net increase (decrease)	424,459	2,719,003	$13,568,020	$71,254,740
Class I
Shares sold	3,795,988	4,747,633	$139,888,431	$143,380,782
Reinvestment of distributions	27,291	40,692	1,049,878	1,182,189
Shares redeemed	(1,546,990)	(2,875,822)	$(56,093,444)	$(86,056,094)
Net increase (decrease)	2,276,289	1,912,503	$84,844,865	$58,506,877
Fidelity Advisor Financial Services Fund
Class A
Shares sold	2,855,116	2,461,428	$49,505,266	$37,745,282
Reinvestment of distributions	14,068	34,331	258,984	519,430
Shares redeemed	(1,528,555)	(2,437,261)	(26,144,998)	(35,887,745)
Net increase (decrease)	1,340,629	58,498	$23,619,252	$2,376,967
Class T
Shares sold	425,642	329,948	$7,454,657	$5,036,365
Reinvestment of distributions	2,145	8,782	39,120	131,908
Shares redeemed	(173,999)	(464,648)	(2,851,260)	(6,810,235)
Net increase (decrease)	253,788	(125,918)	$4,642,517	$(1,641,962)
Class B
Shares sold	–	9,988	$–	$147,548
Reinvestment of distributions	–	304	–	4,404
Shares redeemed	–	(252,485)	–	(3,578,817)
Net increase (decrease)	–	(242,193)	$–	$(3,426,865)
Class C
Shares sold	1,804,595	1,154,577	$30,255,414	$16,736,102
Reinvestment of distributions	381	9,045	6,602	129,709
Shares redeemed	(513,830)	(1,103,196)	(8,070,160)	(15,422,240)
Net increase (decrease)	1,291,146	60,426	$22,191,856	$1,443,571
Class I
Shares sold	3,602,785	1,492,860	$64,582,427	$23,191,855
Reinvestment of distributions	8,203	13,725	155,027	212,871
Shares redeemed	(993,644)	(2,712,520)	(18,110,753)	(40,632,527)
Net increase (decrease)	2,617,344	(1,205,935)	$46,626,701	$(17,227,801)
Fidelity Advisor Health Care Fund
Class A
Shares sold	2,712,406	9,336,496	$97,670,000	$350,828,959
Reinvestment of distributions	–	1,936,613	–	75,411,722
Shares redeemed	(6,678,938)	(11,369,542)	(238,197,483)	(411,793,615)
Net increase (decrease)	(3,966,532)	(96,433)	$(140,527,483)	$14,447,066
Class T
Shares sold	339,699	1,352,279	$11,474,141	$47,552,154
Reinvestment of distributions	–	545,495	4	20,019,680
Shares redeemed	(1,238,019)	(1,905,048)	(41,711,354)	(64,841,826)
Net increase (decrease)	(898,320)	(7,274)	$(30,237,209)	$2,730,008
Class B
Shares sold	–	16,220	$–	$514,491
Reinvestment of distributions	–	22,031	–	711,834
Shares redeemed	–	(380,480)	–	(11,210,414)
Net increase (decrease)	–	(342,229)	$–	$(9,984,089)
Class C
Shares sold	1,691,900	6,641,532	$49,532,868	$205,634,061
Reinvestment of distributions	–	1,474,771	–	47,059,934
Shares redeemed	(4,309,783)	(6,093,606)	(125,265,061)	(179,489,602)
Net increase (decrease)	(2,617,883)	2,022,697	$(75,732,193)	$73,204,393
Class I
Shares sold	5,236,304	10,191,430	$203,194,047	$405,731,198
Reinvestment of distributions	–	979,448	–	41,117,225
Shares redeemed	(5,441,339)	(12,376,027)	$(210,715,279)	$(487,979,152)
Net increase (decrease)	(205,035)	(1,205,149)	$(7,521,232)	$(41,130,729)
Fidelity Advisor Industrials Fund
Class A
Shares sold	1,936,387	1,099,603	$71,955,362	$36,767,902
Reinvestment of distributions	435,668	771,777	16,089,235	24,606,761
Shares redeemed	(1,197,835)	(3,011,685)	(43,282,666)	(100,345,381)
Net increase (decrease)	1,174,220	(1,140,305)	$44,761,931	$(38,970,718)
Class T
Shares sold	423,867	146,735	$15,480,193	$4,821,874
Reinvestment of distributions	129,732	219,403	4,689,798	6,858,376
Shares redeemed	(217,365)	(513,052)	(7,645,338)	(16,678,141)
Net increase (decrease)	336,234	(146,914)	$12,524,653	$(4,997,891)
Class B
Shares sold	–	8,518	$–	$250,086
Reinvestment of distributions	–	16,748	–	482,266
Shares redeemed	–	(223,888)	–	(6,773,722)
Net increase (decrease)	–	(198,622)	$–	$(6,041,370)
Class C
Shares sold	766,166	426,741	$25,643,797	$12,983,156
Reinvestment of distributions	173,011	324,873	5,776,837	9,447,456
Shares redeemed	(485,288)	(1,423,756)	(15,784,627)	(43,021,482)
Net increase (decrease)	453,889	(672,142)	$15,636,007	$(20,590,870)
Class I
Shares sold	3,239,550	1,450,552	$125,754,868	$51,166,989
Reinvestment of distributions	241,469	386,271	9,349,688	12,880,051
Shares redeemed	(1,111,317)	(3,622,247)	(41,657,884)	(125,352,471)
Net increase (decrease)	2,369,702	(1,785,424)	$93,446,672	$(61,305,431)
Fidelity Advisor Semiconductors Fund
Class A
Shares sold	1,685,569	649,014	$30,912,576	$9,317,951
Reinvestment of distributions	9,674	243,337	176,698	3,248,410
Shares redeemed	(676,160)	(1,328,391)	(12,387,883)	(18,785,248)
Net increase (decrease)	1,019,083	(436,040)	$18,701,391	$(6,218,887)
Class T
Shares sold	283,852	103,928	$5,064,206	$1,432,589
Reinvestment of distributions	903	74,441	15,741	959,873
Shares redeemed	(63,948)	(295,752)	(1,114,237)	(3,952,788)
Net increase (decrease)	220,807	(117,383)	$3,965,710	$(1,560,326)
Class B
Shares sold	–	526	$–	$6,775
Reinvestment of distributions	–	2,652	–	31,733
Shares redeemed	–	(26,335)	–	(340,997)
Net increase (decrease)	–	(23,157)	$–	$(302,489)
Class C
Shares sold	762,056	367,363	$12,406,836	$4,677,334
Reinvestment of distributions	2,356	160,178	37,854	1,907,126
Shares redeemed	(223,139)	(604,623)	(3,593,682)	(7,649,533)
Net increase (decrease)	541,273	(77,082)	$8,851,008	$(1,065,073)
Class I
Shares sold	2,913,164	790,386	$55,022,454	$12,303,195
Reinvestment of distributions	16,678	135,996	316,449	1,894,884
Shares redeemed	(1,198,624)	(1,690,148)	$(23,056,916)	$(24,919,896)
Net increase (decrease)	1,731,218	(763,766)	$32,281,987	$(10,721,817)
Fidelity Advisor Technology Fund
Class A
Shares sold	1,228,831	2,819,642	$48,800,937	$96,436,633
Reinvestment of distributions	188,871	590,741	7,435,859	19,252,239
Shares redeemed	(1,521,069)	(3,447,017)	(60,007,620)	(117,531,802)
Net increase (decrease)	(103,367)	(36,634)	$(3,770,824)	$(1,842,930)
Class T
Shares sold	318,367	654,081	$12,068,657	$21,462,874
Reinvestment of distributions	84,423	284,010	3,170,910	8,858,269
Shares redeemed	(544,732)	(1,204,815)	(20,531,953)	(39,345,718)
Net increase (decrease)	(141,942)	(266,724)	$(5,292,386)	$(9,024,575)
Class B
Shares sold	–	6,709	$–	$200,635
Reinvestment of distributions	–	12,391	–	352,034
Shares redeemed	–	(295,468)	–	(8,775,496)
Net increase (decrease)	–	(276,368)	$–	$(8,222,827)
Class C
Shares sold	621,893	1,051,890	$21,379,558	$31,371,226
Reinvestment of distributions	66,095	202,969	2,251,183	5,774,470
Shares redeemed	(511,211)	(927,337)	(17,497,635)	(27,369,639)
Net increase (decrease)	176,777	327,522	$6,133,106	$9,776,057
Class I
Shares sold	1,485,305	2,328,486	$62,661,386	$84,913,369
Reinvestment of distributions	71,165	955,239	2,988,203	33,041,700
Shares redeemed	(13,021,770)(a)	(6,751,997)	(537,881,704)(a)	(246,495,833)
Net increase (decrease)	(11,465,300)	(3,468,272)	$(472,232,115)	$(128,540,764)
Fidelity Advisor Utilities Fund
Class A
Shares sold	609,443	2,397,271	$15,847,027	$60,596,711
Reinvestment of distributions	105,057	240,305	2,653,800	5,414,225
Shares redeemed	(1,396,975)	(1,682,909)	(36,285,937)	(41,634,818)
Net increase (decrease)	(682,475)	954,667	$(17,785,110)	$24,376,118
Class T
Shares sold	113,716	543,660	$2,978,180	$14,096,302
Reinvestment of distributions	26,982	76,233	683,792	1,721,689
Shares redeemed	(432,324)	(396,425)	(11,205,267)	(9,632,575)
Net increase (decrease)	(291,626)	223,468	$(7,543,295)	$6,185,416
Class B
Shares sold	–	6,017	$–	$148,347
Reinvestment of distributions	–	2,783	–	62,667
Shares redeemed	–	(114,968)	–	(2,921,136)
Net increase (decrease)	–	(106,168)	$–	$(2,710,122)
Class C
Shares sold	269,345	1,063,727	$6,879,819	$26,276,925
Reinvestment of distributions	24,717	71,102	613,397	1,573,006
Shares redeemed	(687,096)	(599,522)	(17,333,649)	(14,443,544)
Net increase (decrease)	(393,034)	535,307	$(9,840,433)	$13,406,387
Class I
Shares sold	372,887	2,301,270	$9,898,366	$58,694,241
Reinvestment of distributions	29,368	49,611	755,627	1,138,487
Shares redeemed	(1,339,969)	(1,347,589)	$(35,460,990)	$(34,650,031)
Net increase (decrease)	(937,714)	1,003,292	$(24,806,997)	$25,182,697

 (a) Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Fidelity Advisor Biotechnology Fund
Class A	1.05%
Actual		$1,000.00	$983.60	$5.25
Hypothetical-C		$1,000.00	$1,019.91	$5.35
Class T	1.39%
Actual		$1,000.00	981.40	$6.94
Hypothetical-C		$1,000.00	$1,018.20	$7.07
Class C	1.80%
Actual		$1,000.00	$979.70	$8.98
Hypothetical-C		$1,000.00	$1,016.13	$9.15
Class I	.78%
Actual		$1,000.00	984.50	$3.90
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Fidelity Advisor Communications Equipment Fund
Class A	1.40%
Actual		$1,000.00	$1,062.30	$7.28
Hypothetical-C		$1,000.00	$1,018.15	$7.12
Class T	1.65%
Actual		$1,000.00	$1,061.30	$8.62
Hypothetical-C		$1,000.00	$1,016.84	$8.44
Class C	2.15%
Actual		$1,000.00	$1,057.90	$11.15
Hypothetical-C		$1,000.00	$1,014.37	$10.92
Class I	1.15%
Actual		$1,000.00	$1,063.70	$5.98
Hypothetical-C		$1,000.00	$1,019.41	$5.85
Fidelity Advisor Consumer Discretionary Fund
Class A	1.12%
Actual		$1,000.00	$1,029.70	$5.73
Hypothetical-C		$1,000.00	$1,019.56	$5.70
Class T	1.42%
Actual		$1,000.00	$1,028.30	$7.26
Hypothetical-C		$1,000.00	$1,018.05	$7.22
Class C	1.87%
Actual		$1,000.00	$1,025.60	$9.55
Hypothetical-C		$1,000.00	$1,015.78	$9.50
Class I	.85%
Actual		$1,000.00	$1,031.50	$4.35
Hypothetical-C		$1,000.00	$1,020.92	$4.33
Fidelity Advisor Energy Fund
Class A	1.09%
Actual		$1,000.00	$1,141.20	$5.88
Hypothetical-C		$1,000.00	$1,019.71	$5.55
Class T	1.36%
Actual		$1,000.00	$1,139.80	$7.34
Hypothetical-C		$1,000.00	$1,018.35	$6.92
Class C	1.82%
Actual		$1,000.00	$1,137.00	$9.80
Hypothetical-C		$1,000.00	$1,016.03	$9.25
Class I	.82%
Actual		$1,000.00	$1,143.10	$4.43
Hypothetical-C		$1,000.00	$1,021.07	$4.18
Fidelity Advisor Financial Services Fund
Class A	1.17%
Actual		$1,000.00	$1,187.20	$6.45
Hypothetical-C		$1,000.00	$1,019.31	$5.96
Class T	1.45%
Actual		$1,000.00	$1,185.10	$7.99
Hypothetical-C		$1,000.00	$1,017.90	$7.38
Class C	1.91%
Actual		$1,000.00	$1,183.00	$10.51
Hypothetical-C		$1,000.00	$1,015.58	$9.70
Class I	.87%
Actual		$1,000.00	$1,189.40	$4.80
Hypothetical-C		$1,000.00	$1,020.82	$4.43
Fidelity Advisor Health Care Fund
Class A	1.05%
Actual		$1,000.00	$948.20	$5.16
Hypothetical-C		$1,000.00	$1,019.91	$5.35
Class T	1.32%
Actual		$1,000.00	$946.90	$6.48
Hypothetical-C		$1,000.00	$1,018.55	$6.72
Class C	1.80%
Actual		$1,000.00	$944.70	$8.82
Hypothetical-C		$1,000.00	$1,016.13	$9.15
Class I	.79%
Actual		$1,000.00	$949.60	$3.88
Hypothetical-C		$1,000.00	$1,021.22	$4.02
Fidelity Advisor Industrials Fund
Class A	1.07%
Actual		$1,000.00	$1,093.80	$5.65
Hypothetical-C		$1,000.00	$1,019.81	$5.45
Class T	1.33%
Actual		$1,000.00	$1,092.70	$7.02
Hypothetical-C		$1,000.00	$1,018.50	$6.77
Class C	1.83%
Actual		$1,000.00	$1,089.70	$9.64
Hypothetical-C		$1,000.00	$1,015.98	$9.30
Class I	.81%
Actual		$1,000.00	$1,095.40	$4.28
Hypothetical-C		$1,000.00	$1,021.12	$4.13
Fidelity Advisor Semiconductors Fund
Class A	1.24%
Actual		$1,000.00	$1,186.20	$6.83
Hypothetical-C		$1,000.00	$1,018.95	$6.31
Class T	1.59%
Actual		$1,000.00	$1,184.50	$8.75
Hypothetical-C		$1,000.00	$1,017.19	$8.08
Class C	2.02%
Actual		$1,000.00	$1,182.10	$11.11
Hypothetical-C		$1,000.00	$1,015.02	$10.26
Class I	.94%
Actual		$1,000.00	$1,188.40	$5.19
Hypothetical-C		$1,000.00	$1,020.47	$4.79
Fidelity Advisor Technology Fund
Class A	1.09%
Actual		$1,000.00	$1,115.60	$5.81
Hypothetical-C		$1,000.00	$1,019.71	$5.55
Class T	1.35%
Actual		$1,000.00	$1,114.20	$7.19
Hypothetical-C		$1,000.00	$1,018.40	$6.87
Class C	1.84%
Actual		$1,000.00	$1,111.30	$9.79
Hypothetical-C		$1,000.00	$1,015.93	$9.35
Class I	.76%
Actual		$1,000.00	$1,117.20	$4.06
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Fidelity Advisor Utilities Fund
Class A	1.13%
Actual		$1,000.00	$969.80	$5.61
Hypothetical-C		$1,000.00	$1,019.51	$5.75
Class T	1.43%
Actual		$1,000.00	$968.20	$7.09
Hypothetical-C		$1,000.00	$1,018.00	$7.27
Class C	1.89%
Actual		$1,000.00	$966.00	$9.37
Hypothetical-C		$1,000.00	$1,015.68	$9.60
Class I	.86%
Actual		$1,000.00	$971.00	$4.27
Hypothetical-C		$1,000.00	$1,020.87	$4.38

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Focus Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for each fund. SelectCo and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2017 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing of the Investment Advisers as it relates to the funds, including the backgrounds of investment personnel of SelectCo, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that in 2014 the ad hoc Committee on Transfer Agency Fees was formed by it and the boards of certain other Fidelity funds to review the variety of transfer agency services and fee structures throughout the mutual fund industry compared to Fidelity's.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vii) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; and (x) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of SelectCo about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund, for different time periods, measured against a securities market index ("benchmark index"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance. Each of Advisor Biotechnology Portfolio, Advisor Consumer Discretionary Portfolio, Advisor Energy Portfolio, Advisor Financial Services Portfolio, Advisor Industrials Portfolio, Advisor Technology Portfolio, and Advisor Utilities Portfolio underperformed its benchmark for the one-, three-, and five-year periods ended June 30, 2016, and as a result, the Board will continue to discuss with SelectCo the steps it is taking to address each such fund's performance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors, including the following: general market conditions; issuer-specific information; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2016.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' analysis of the competitiveness of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity Advisor Biotechnology Fund

Fidelity Advisor Communications Equipment Fund

Fidelity Advisor Consumer Discretionary Fund

Fidelity Advisor Energy Fund

Fidelity Advisor Financial Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Industrials Fund

Fidelity Advisor Semiconductors Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Fund

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2016.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that each fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

For Advisor Biotechnology, Advisor Energy, Advisor Health Care, Advisor Industrials, and Advisor Technology, the Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2016.

For Advisor Consumer Discretionary, the Board noted that the total expense ratio of each of Class A, Class C, and Class I ranked below the competitive median for the 12-month period ended June 30, 2016 and the total expense ratio of Class T ranked equal to the competitive median for the 12-month period ended June 30, 2016.

For Advisor Financial Services, Advisor Semiconductors, and Advisor Utilities, the Board noted that the total expense ratio of each of Class A, Class C, and Class I ranked below the competitive median for the 12-month period ended June 30, 2016 and the total expense ratio of Class T ranked above the competitive median for the 12-month period ended June 30, 2016.

For Advisor Communications Equipment, the Board noted that the total expense ratio of Class A ranked below the competitive median for the 12-month period ended June 30, 2016 and the total expense ratio of each of Class T, Class C, and Class I ranked above the competitive median for the 12-month period ended June 30, 2016.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T of certain funds was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. For Class T, Class C, and Class I of Advisor Communications Equipment and Class T of Advisor Semiconductors, the Board noted that the total expense ratio of each of these classes was above the median as a result of higher transfer agent fees due to relatively small average account sizes. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the profitability analysis used by Fidelity. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under SelectCo's management plus assets under FMR's management). SelectCo calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total group assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability; (iv) comparisons to institutional products; (v) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's long-term expectations for its offerings in the workplace investing channel; (vii) the competitive positioning of the Fidelity variable insurance product funds; (viii) the methodology with respect to competitive fund data and peer group classifications; (ix) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of an internal reorganization, the increased use of omnibus accounts and lower pricing in the retirement channel; (x) fluctuations in trading expenses; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

AFOC-SANN-0317
1.700839.120

Fidelity Advisor® Real Estate Fund Class A, Class T, Class C and Class I Semi-Annual Report January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	10.2	11.9
AvalonBay Communities, Inc.	5.6	5.2
Ventas, Inc.	5.1	5.8
Boston Properties, Inc.	5.0	5.8
Extra Space Storage, Inc.	4.2	4.1
Public Storage	3.9	4.3
Mid-America Apartment Communities, Inc.	3.7	3.4
Urban Edge Properties	3.3	3.2
DCT Industrial Trust, Inc.	2.9	3.4
Essex Property Trust, Inc.	2.8	3.1
	46.7

Top Five REIT Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	18.1	17.2
REITs - Office Property	14.9	15.4
REITs - Regional Malls	14.4	16.0
REITs - Health Care	11.1	11.9
REITs - Storage	8.1	8.4

Asset Allocation (% of fund's net assets)

As of January 31, 2017
Stocks	99.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

As of July 31, 2016
Stocks	98.5%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 98.9%
REITs - Apartments - 18.1%
American Homes 4 Rent Class A	376,900	$8,397,332
Apartment Investment & Management Co. Class A	426,345	18,789,024
AvalonBay Communities, Inc.	270,640	46,904,618
Equity Residential (SBI)	306,609	18,632,629
Essex Property Trust, Inc.	105,247	23,606,902
Mid-America Apartment Communities, Inc.	330,649	31,395,123
Monogram Residential Trust, Inc.	535,700	5,448,069
		153,173,697
REITs - Diversified - 7.4%
Corrections Corp. of America	133,400	3,873,936
Duke Realty LP	598,600	14,563,938
Equinix, Inc.	40,000	15,399,200
Liberty Property Trust (SBI)	131,400	5,044,446
Vornado Realty Trust	150,583	16,008,479
Washington REIT (SBI)	254,100	7,991,445
		62,881,444
REITs - Health Care - 11.1%
Healthcare Realty Trust, Inc.	667,800	20,174,238
Sabra Health Care REIT, Inc.	417,261	10,598,429
Ventas, Inc.	700,305	43,187,809
Welltower, Inc.	298,019	19,758,660
		93,719,136
REITs - Hotels - 5.6%
DiamondRock Hospitality Co.	899,250	10,134,548
FelCor Lodging Trust, Inc.	1,211,589	9,329,235
Host Hotels & Resorts, Inc.	924,334	16,702,715
Sunstone Hotel Investors, Inc.	765,700	11,271,104
		47,437,602
REITs - Management/Investment - 3.9%
American Assets Trust, Inc.	229,100	9,835,263
American Tower Corp.	38,900	4,026,150
CoreSite Realty Corp.	155,700	13,410,441
Empire State Realty Trust, Inc.	292,000	5,983,080
		33,254,934
REITs - Manufactured Homes - 2.0%
Equity Lifestyle Properties, Inc.	227,903	16,851,148
REITs - Office Property - 14.9%
Boston Properties, Inc.	327,447	42,862,812
Corporate Office Properties Trust (SBI)	152,600	4,855,732
Douglas Emmett, Inc.	541,800	20,501,712
Highwoods Properties, Inc. (SBI)	313,700	16,127,317
Hudson Pacific Properties, Inc.	545,400	19,312,614
Mack-Cali Realty Corp.	538,022	15,075,376
New York (REIT), Inc.	258,300	2,570,085
VEREIT, Inc.	565,300	4,822,009
		126,127,657
REITs - Regional Malls - 14.4%
General Growth Properties, Inc.	447,300	11,110,932
Pennsylvania Real Estate Investment Trust (SBI)	445,300	7,975,323
Simon Property Group, Inc.	470,650	86,491,351
Taubman Centers, Inc.	234,500	16,611,980
		122,189,586
REITs - Shopping Centers - 7.6%
Brixmor Property Group, Inc.	667,700	16,111,601
Cedar Shopping Centers, Inc.	1,241,470	7,461,235
DDR Corp.	824,200	12,511,356
Urban Edge Properties	996,241	27,864,861
		63,949,053
REITs - Storage - 8.1%
Extra Space Storage, Inc.	489,100	35,239,655
Public Storage	152,750	32,841,250
		68,080,905
REITs - Warehouse/Industrial - 5.8%
DCT Industrial Trust, Inc.	554,366	24,774,617
Prologis, Inc.	373,877	18,263,891
Terreno Realty Corp.	217,980	5,926,876
		48,965,384

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		836,630,546

Hotels, Restaurants & Leisure - 0.4%
Hotels, Resorts & Cruise Lines - 0.4%
Hilton Worldwide Holdings, Inc.	57,600	3,316,608
TOTAL COMMON STOCKS
(Cost $676,300,785)		839,947,154

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 0.62% (a)
(Cost $3,529,163)	3,528,458	3,529,163
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $679,829,948)		843,476,317
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,138,062
NET ASSETS - 100%		$845,614,379

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,343
Fidelity Securities Lending Cash Central Fund	1,859
Total	$18,202

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $676,300,785)	$839,947,154
Fidelity Central Funds (cost $3,529,163)	3,529,163
Total Investments (cost $679,829,948)		$843,476,317
Receivable for investments sold		11,687,176
Receivable for fund shares sold		1,047,964
Dividends receivable		108,405
Distributions receivable from Fidelity Central Funds		2,959
Prepaid expenses		4,625
Other receivables		54,978
Total assets		856,382,424
Liabilities
Payable for investments purchased	$3,855,522
Payable for fund shares redeemed	6,033,782
Accrued management fee	400,683
Distribution and service plan fees payable	196,677
Other affiliated payables	194,161
Other payables and accrued expenses	87,220
Total liabilities		10,768,045
Net Assets		$845,614,379
Net Assets consist of:
Paid in capital		$668,967,660
Distributions in excess of net investment income		(1,343,417)
Accumulated undistributed net realized gain (loss) on investments		14,343,767
Net unrealized appreciation (depreciation) on investments		163,646,369
Net Assets		$845,614,379
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($300,718,810 ÷ 13,552,578 shares)		$22.19
Maximum offering price per share (100/94.25 of $22.19)		$23.54
Class T:
Net Asset Value and redemption price per share ($167,804,899 ÷ 7,567,308 shares)		$22.17
Maximum offering price per share (100/96.50 of $22.17)		$22.97
Class C:
Net Asset Value and offering price per share ($70,974,133 ÷ 3,262,012 shares)(a)		$21.76
Class I:
Net Asset Value, offering price and redemption price per share ($306,116,537 ÷ 13,674,254 shares)		$22.39

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$11,542,790
Income from Fidelity Central Funds		18,202
Total income		11,560,992
Expenses
Management fee	$2,587,205
Transfer agent fees	1,083,253
Distribution and service plan fees	1,243,180
Accounting and security lending fees	158,702
Custodian fees and expenses	29,792
Independent trustees' fees and expenses	10,472
Registration fees	60,160
Audit	26,462
Legal	7,703
Miscellaneous	6,409
Total expenses before reductions	5,213,338
Expense reductions	(32,053)	5,181,285
Net investment income (loss)		6,379,707
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	37,338,600
Fidelity Central Funds	952
Total net realized gain (loss)		37,339,552
Change in net unrealized appreciation (depreciation) on investment securities		(140,430,609)
Net gain (loss)		(103,091,057)
Net increase (decrease) in net assets resulting from operations		$(96,711,350)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,379,707	$15,064,030
Net realized gain (loss)	37,339,552	29,473,051
Change in net unrealized appreciation (depreciation)	(140,430,609)	119,116,271
Net increase (decrease) in net assets resulting from operations	(96,711,350)	163,653,352
Distributions to shareholders from net investment income	(10,609,959)	(14,426,839)
Distributions to shareholders from net realized gain	(47,681,813)	(23,588,298)
Total distributions	(58,291,772)	(38,015,137)
Share transactions - net increase (decrease)	(78,824,032)	25,518,551
Total increase (decrease) in net assets	(233,827,154)	151,156,766
Net Assets
Beginning of period	1,079,441,533	928,284,767
End of period	$845,614,379	$1,079,441,533
Other Information
Undistributed net investment income end of period	$–	$2,886,835
Distributions in excess of net investment income end of period	$(1,343,417)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Real Estate Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$25.93	$22.90	$22.57	$20.92	$19.83	$18.24
Income from Investment Operations
Net investment income (loss)A	.16	.37	.30	.31	.22	.17
Net realized and unrealized gain (loss)	(2.46)	3.61	1.82	2.13	1.27	2.02
Total from investment operations	(2.30)	3.98	2.12	2.44	1.49	2.19
Distributions from net investment income	(.27)	(.36)	(.30)	(.27)	(.23)	(.13)
Distributions from net realized gain	(1.18)	(.59)	(1.49)	(.52)	(.17)	(.47)
Total distributions	(1.44)B	(.95)	(1.79)	(.79)	(.40)	(.60)
Net asset value, end of period	$22.19	$25.93	$22.90	$22.57	$20.92	$19.83
Total ReturnC,D,E	(8.92)%	18.33%	9.70%	12.34%	7.66%	12.81%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.09%H	1.09%	1.10%	1.16%	1.17%	1.19%
Expenses net of fee waivers, if any	1.09%H	1.09%	1.10%	1.16%	1.17%	1.19%
Expenses net of all reductions	1.09%H	1.08%	1.09%	1.15%	1.16%	1.18%
Net investment income (loss)	1.35%H	1.62%	1.32%	1.47%	1.06%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$300,719	$370,408	$327,489	$274,136	$246,323	$199,303
Portfolio turnover rateI	68%H	62%	57%	83%	63%	48%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.44 per share is comprised of distributions from net investment income of $.267 and distributions from net realized gain of $1.176 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Real Estate Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$25.90	$22.88	$22.55	$20.91	$19.82	$18.24
Income from Investment Operations
Net investment income (loss)A	.13	.32	.25	.26	.17	.13
Net realized and unrealized gain (loss)	(2.45)	3.60	1.82	2.13	1.28	2.02
Total from investment operations	(2.32)	3.92	2.07	2.39	1.45	2.15
Distributions from net investment income	(.23)	(.30)	(.25)	(.23)	(.19)	(.10)
Distributions from net realized gain	(1.18)	(.59)	(1.49)	(.52)	(.17)	(.47)
Total distributions	(1.41)	(.90)B	(1.74)	(.75)	(.36)	(.57)
Net asset value, end of period	$22.17	$25.90	$22.88	$22.55	$20.91	$19.82
Total ReturnC,D,E	(9.03)%	18.02%	9.46%	12.07%	7.43%	12.52%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.33%H	1.33%	1.34%	1.37%	1.38%	1.43%
Expenses net of fee waivers, if any	1.33%H	1.33%	1.34%	1.37%	1.38%	1.43%
Expenses net of all reductions	1.32%H	1.32%	1.33%	1.36%	1.38%	1.43%
Net investment income (loss)	1.12%H	1.38%	1.09%	1.26%	.85%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$167,805	$199,431	$168,375	$138,783	$114,717	$86,987
Portfolio turnover rateI	68%H	62%	57%	83%	63%	48%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.90 per share is comprised of distributions from net investment income of $.303 and distributions from net realized gain of $.594 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Real Estate Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$25.43	$22.49	$22.23	$20.61	$19.55	$18.03
Income from Investment Operations
Net investment income (loss)A	.07	.19	.13	.15	.07	.04
Net realized and unrealized gain (loss)	(2.40)	3.54	1.78	2.10	1.26	1.98
Total from investment operations	(2.33)	3.73	1.91	2.25	1.33	2.02
Distributions from net investment income	(.16)	(.20)	(.16)	(.11)	(.10)	(.03)
Distributions from net realized gain	(1.18)	(.59)	(1.49)	(.52)	(.17)	(.47)
Total distributions	(1.34)	(.79)	(1.65)	(.63)	(.27)	(.50)
Net asset value, end of period	$21.76	$25.43	$22.49	$22.23	$20.61	$19.55
Total ReturnB,C,D	(9.26)%	17.40%	8.85%	11.52%	6.89%	11.92%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.87%G	1.86%	1.87%	1.90%	1.90%	1.93%
Expenses net of fee waivers, if any	1.87%G	1.86%	1.87%	1.90%	1.90%	1.93%
Expenses net of all reductions	1.86%G	1.85%	1.86%	1.89%	1.89%	1.93%
Net investment income (loss)	.58%G	.85%	.56%	.73%	.33%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$70,974	$86,755	$79,291	$64,822	$75,461	$55,064
Portfolio turnover rateH	68%G	62%	57%	83%	63%	48%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Real Estate Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$26.15	$23.09	$22.74	$21.07	$19.97	$18.36
Income from Investment Operations
Net investment income (loss)A	.19	.43	.36	.36	.28	.22
Net realized and unrealized gain (loss)	(2.47)	3.64	1.83	2.15	1.27	2.03
Total from investment operations	(2.28)	4.07	2.19	2.51	1.55	2.25
Distributions from net investment income	(.30)	(.41)	(.35)	(.32)	(.28)	(.17)
Distributions from net realized gain	(1.18)	(.59)	(1.49)	(.52)	(.17)	(.47)
Total distributions	(1.48)	(1.01)B	(1.84)	(.84)	(.45)	(.64)
Net asset value, end of period	$22.39	$26.15	$23.09	$22.74	$21.07	$19.97
Total ReturnC,D	(8.78)%	18.61%	9.99%	12.64%	7.92%	13.12%
Ratios to Average Net AssetsE,F
Expenses before reductions	.83%G	.84%	.85%	.89%	.90%	.93%
Expenses net of fee waivers, if any	.83%G	.83%	.85%	.89%	.90%	.93%
Expenses net of all reductions	.82%G	.83%	.84%	.88%	.89%	.93%
Net investment income (loss)	1.62%G	1.87%	1.57%	1.74%	1.33%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$306,117	$422,848	$349,301	$298,932	$305,619	$283,054
Portfolio turnover rateH	68%G	62%	57%	83%	63%	48%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.01 per share is comprised of distributions from net investment income of $.413 and distributions from net realized gain of $.594 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017

1. Organization.

Fidelity Advisor Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period August 1, 2015 through June 24, 2016.

In March 2017 the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$175,004,563
Gross unrealized depreciation	(14,417,850)
Net unrealized appreciation (depreciation) on securities	$160,586,713
Tax cost	$682,889,604

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $320,023,960 and $434,270,822, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$411,412	$852
Class T	.25%	.25%	446,900	-
Class C	.75%	.25%	384,868	41,937
			$1,243,180	$42,789

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$36,185
Class T	5,193
Class C(a)	5,591
$46,969

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$386,283.23
Class T	196,653.22
Class C	100,441.26
Class I	399,876.22
	$ 1,083,253

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,758 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,594 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,859.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $27,517 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $93.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,443.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
From net investment income
Class A	$3,712,440	$5,067,842
Class T	1,780,055	2,282,274
Class B	–	23,309
Class C	523,780	668,898
Class I	4,593,684	6,384,516
Total	$10,609,959	$14,426,839
From net realized gain
Class A	$16,499,195	$8,321,843
Class T	8,976,889	4,346,704
Class B	–	96,771
Class C	3,942,806	2,036,085
Class I	18,262,923	8,786,895
Total	$47,681,813	$23,588,298

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Class A
Shares sold	1,864,499	4,736,671	$43,493,202	$108,878,379
Reinvestment of distributions	859,012	609,681	19,605,405	12,982,247
Shares redeemed	(3,458,220)	(5,361,287)	(79,086,086)	(121,804,208)
Net increase (decrease)	(734,709)	(14,935)	$(15,987,479)	$56,418
Class T
Shares sold	724,285	1,880,765	$16,827,294	$42,893,613
Reinvestment of distributions	463,769	305,958	10,577,287	6,498,077
Shares redeemed	(1,319,598)	(1,847,070)	(30,257,700)	(42,128,667)
Net increase (decrease)	(131,544)	339,653	$(2,853,119)	$7,263,023
Class B
Shares sold	–	1,732	$–	$39,637
Reinvestment of distributions	–	5,627	–	116,514
Shares redeemed	–	(177,126)	–	(4,084,276)
Net increase (decrease)	–	(169,767)	$–	$(3,928,125)
Class C
Shares sold	300,969	728,624	$6,927,677	$16,601,869
Reinvestment of distributions	186,230	120,168	4,173,962	2,492,064
Shares redeemed	(636,638)	(963,362)	(14,247,921)	(21,459,688)
Net increase (decrease)	(149,439)	(114,570)	$(3,146,282)	$(2,365,755)
Class I
Shares sold	2,322,752	6,231,007	$55,036,946	$143,673,256
Reinvestment of distributions	829,554	571,386	19,114,838	12,312,697
Shares redeemed	(5,648,681)	(5,761,958)	(130,988,936)	(131,492,963)
Net increase (decrease)	(2,496,375)	1,040,435	$(56,837,152)	$24,492,990

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Class A	1.09%
Actual		$1,000.00	$910.80	$5.25
Hypothetical-C		$1,000.00	$1,019.71	$5.55
Class T	1.33%
Actual		$1,000.00	$909.70	$6.40
Hypothetical-C		$1,000.00	$1,018.50	$6.77
Class C	1.87%
Actual		$1,000.00	$907.40	$8.99
Hypothetical-C		$1,000.00	$1,015.78	$9.50
Class I	.83%
Actual		$1,000.00	$912.20	$4.00
Hypothetical-C		$1,000.00	$1,021.02	$4.23

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Real Estate Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. SelectCo and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing of the Investment Advisers as it relates to the fund, including the backgrounds of investment personnel of SelectCo, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that in 2014 the ad hoc Committee on Transfer Agency Fees was formed by it and the boards of certain other Fidelity funds to review the variety of transfer agency services and fee structures throughout the mutual fund industry compared to Fidelity's.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vii) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; and (x) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of SelectCo about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance. The fund underperformed its benchmark for the one-, three-, and five-year periods ended June 30, 2016, and as a result, the Board will continue to discuss with SelectCo the steps it is taking to address the fund's performance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors, including the following: general market conditions; issuer-specific information; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2016.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' analysis of the competitiveness of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Real Estate Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2016.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the profitability analysis used by Fidelity. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under SelectCo's management plus assets under FMR's management). SelectCo calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total group assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability; (iv) comparisons to institutional products; (v) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's long-term expectations for its offerings in the workplace investing channel; (vii) the competitive positioning of the Fidelity variable insurance product funds; (viii) the methodology with respect to competitive fund data and peer group classifications; (ix) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of an internal reorganization, the increased use of omnibus accounts and lower pricing in the retirement channel; (x) fluctuations in trading expenses; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ARE-SANN-0317
1.783109.115

Fidelity Advisor® Global Real Estate Fund Class A, Class T, Class C and Class I Semi-Annual Report January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

% of fund's net assets
Public Storage	3.6
Sun Hung Kai Properties Ltd.	3.4
Prologis, Inc.	3.3
Duke Realty LP	3.3
UDR, Inc.	2.8
Ventas, Inc.	2.5
Boston Properties, Inc.	2.4
Mitsubishi Estate Co. Ltd.	2.4
Simon Property Group, Inc.	2.3
Sino Land Ltd.	2.2
28.2

Top Five Countries as of January 31, 2017

(excluding cash equivalents)	% of fund's net assets
United States of America	54.6
Japan	10.5
Hong Kong	5.6
Australia	4.9
Germany	3.6

Top Five REIT Sectors as of January 31, 2017

% of fund's net assets
REITs - Apartments	9.4
REITs - Diversified	8.1
REITs - Health Care	6.2
REITs - Office Property	6.0
REITs - Warehouse/Industrial	6.0

Asset Allocation (% of fund's net assets)

As of January 31, 2017*
Stocks	95.0%
Short-Term Investments and Net Other Assets (Liabilities)	5.0%

 * Foreign investments - 40.4%

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Australia - 4.9%
GDI Property Group unit	2,282	$1,722
Ingenia Communities Group unit	8,688	17,197
National Storage (REIT) unit	9,964	10,919
Propertylink Group unit	26,400	15,317
Stockland Corp. Ltd. unit	10,122	33,393
The GPT Group unit	11,456	40,661

TOTAL AUSTRALIA		119,209

Austria - 2.2%
Buwog-Gemeinnuetzige Wohnung	2,234	53,248
Canada - 1.2%
Smart(REIT)	1,167	28,717
France - 1.6%
Unibail-Rodamco	168	38,716
Germany - 3.6%
LEG Immobilien AG	630	49,415
Vonovia SE	1,140	37,251

TOTAL GERMANY		86,666

Hong Kong - 5.6%
Sino Land Ltd.	32,300	53,371
Sun Hung Kai Properties Ltd.	6,120	84,218

TOTAL HONG KONG		137,589

Ireland - 1.9%
Hibernia (REIT) PLC	25,600	33,632
Irish Residential Properties REIT PLC	9,500	11,896

TOTAL IRELAND		45,528

Japan - 10.5%
Advance Residence Investment Corp.	7	18,469
Ichigo, Inc.	3,900	12,676
Kenedix Office Investment Corp.	5	29,493
Kenedix Retail REIT Corp.	14	33,738
Mitsubishi Estate Co. Ltd.	3,100	59,373
Mitsui Fudosan Co. Ltd.	2,250	52,140
NTT Urban Development Co.	1,400	12,325
ORIX JREIT, Inc.	23	37,624

TOTAL JAPAN		255,838

Singapore - 2.8%
City Developments Ltd.	4,000	26,196
Mapletree Commercial Trust	13,300	14,439
Parkway Life REIT	16,700	28,794

TOTAL SINGAPORE		69,429

Spain - 1.5%
Hispania Activos Inmobiliarios SA	2,205	27,135
Inmobiliaria Colonial SA	1,305	9,574

TOTAL SPAIN		36,709

Sweden - 2.0%
Castellum AB	3,600	49,594
United Kingdom - 2.6%
British Land Co. PLC	4,356	31,948
Londonmetric Properity PLC	9,560	17,751
U & I Group PLC	6,256	12,789

TOTAL UNITED KINGDOM		62,488

United States of America - 54.6%
American Campus Communities, Inc.	223	10,842
American Homes 4 Rent Class A	1,011	22,525
Apartment Investment & Management Co. Class A	561	24,723
AvalonBay Communities, Inc.	79	13,691
Boston Properties, Inc.	456	59,690
Brixmor Property Group, Inc.	1,465	35,350
Camden Property Trust (SBI)	260	21,728
Chambers Street Properties	967	25,471
Cousins Properties, Inc.	1,728	14,688
DCT Industrial Trust, Inc.	938	41,919
DDR Corp.	2,196	33,335
DiamondRock Hospitality Co.	1,491	16,804
Digital Realty Trust, Inc.	438	47,142
Duke Realty LP	3,256	79,218
Equity Lifestyle Properties, Inc.	615	45,473
Equity Residential (SBI)	192	11,668
Essex Property Trust, Inc.	128	28,710
Extra Space Storage, Inc.	426	30,693
Forest City Realty Trust, Inc. Class A	530	11,999
Gaming & Leisure Properties	670	21,192
General Growth Properties, Inc.	1,431	35,546
Host Hotels & Resorts, Inc.	2,411	43,567
Hudson Pacific Properties, Inc.	512	18,130
Kimco Realty Corp.	1,122	27,927
Kite Realty Group Trust	807	19,384
Medical Properties Trust, Inc.	1,809	23,065
Monogram Residential Trust, Inc.	792	8,055
New York (REIT), Inc.	1,290	12,836
Prologis, Inc.	1,645	80,358
Public Storage	413	88,796
RLJ Lodging Trust	416	9,655
Simon Property Group, Inc.	311	57,152
SL Green Realty Corp.	201	21,903
Spirit Realty Capital, Inc.	2,641	27,783
Sun Communities, Inc.	403	31,740
The Macerich Co.	240	16,486
UDR, Inc.	1,929	67,419
Urban Edge Properties	330	9,230
Ventas, Inc.	996	61,423
VEREIT, Inc.	4,308	36,747
Welltower, Inc.	573	37,990

TOTAL UNITED STATES OF AMERICA		1,332,053

TOTAL COMMON STOCKS
(Cost $2,493,808)		2,315,784

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.62% (a)
(Cost $62,148)	62,135	62,148
TOTAL INVESTMENT PORTFOLIO - 97.6%
(Cost $2,555,956)		2,377,932
NET OTHER ASSETS (LIABILITIES) - 2.4%		59,451
NET ASSETS - 100%		$2,437,383

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$159
Total	$159

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$15,317	$15,317	$--	$--
Real Estate	2,300,467	2,124,162	176,305	--
Money Market Funds	62,148	62,148	--	--
Total Investments in Securities:	$2,377,932	$2,201,627	$176,305	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,493,808)	$2,315,784
Fidelity Central Funds (cost $62,148)	62,148
Total Investments (cost $2,555,956)		$2,377,932
Cash		11,404
Receivable for investments sold		7,483
Receivable for fund shares sold		17,633
Dividends receivable		4,258
Distributions receivable from Fidelity Central Funds		23
Prepaid expenses		37,382
Receivable from investment adviser for expense reductions		14,354
Other receivables		17
Total assets		2,470,486
Liabilities
Accrued management fee	$1,416
Distribution and service plan fees payable	842
Other affiliated payables	315
Other payables and accrued expenses	30,530
Total liabilities		33,103
Net Assets		$2,437,383
Net Assets consist of:
Paid in capital		$2,663,832
Distributions in excess of net investment income		(2,315)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(46,270)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(177,864)
Net Assets		$2,437,383
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($583,490 ÷ 64,330 shares)		$9.07
Maximum offering price per share (100/94.25 of $9.07)		$9.62
Class T:
Net Asset Value and redemption price per share ($473,725 ÷ 52,236 shares)		$9.07
Maximum offering price per share (100/96.50 of $9.07)		$9.40
Class C:
Net Asset Value and offering price per share ($631,602 ÷ 69,696 shares)(a)		$9.06
Class I:
Net Asset Value, offering price and redemption price per share ($748,566 ÷ 82,519 shares)		$9.07

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 11, 2016 (commencement of operations) to January 31, 2017 (Unaudited)
Investment Income
Dividends		$32,887
Interest		43
Income from Fidelity Central Funds		159
Income before foreign taxes withheld		33,089
Less foreign taxes withheld		(847)
Total income		32,242
Expenses
Management fee	$7,672
Transfer agent fees	1,337
Distribution and service plan fees	4,425
Accounting fees and expenses	428
Custodian fees and expenses	16,290
Independent trustees' fees and expenses	22
Registration fees	35,489
Audit	23,761
Legal	7
Miscellaneous	229
Total expenses before reductions	89,660
Expense reductions	(72,759)	16,901
Net investment income (loss)		15,341
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(44,969)
Fidelity Central Funds	5
Foreign currency transactions	1,022
Total net realized gain (loss)		(43,942)
Change in net unrealized appreciation (depreciation) on: Investment securities	(178,024)
Assets and liabilities in foreign currencies	160
Total change in net unrealized appreciation (depreciation)		(177,864)
Net gain (loss)		(221,806)
Net increase (decrease) in net assets resulting from operations		$(206,465)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 11, 2016 (commencement of operations) to January 31, 2017 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,341
Net realized gain (loss)	(43,942)
Change in net unrealized appreciation (depreciation)	(177,864)
Net increase (decrease) in net assets resulting from operations	(206,465)
Distributions to shareholders from net investment income	(17,656)
Distributions to shareholders from net realized gain	(2,328)
Total distributions	(19,984)
Share transactions - net increase (decrease)	2,663,832
Total increase (decrease) in net assets	2,437,383
Net Assets
Beginning of period	–
End of period	$2,437,383
Other Information
Distributions in excess of net investment income end of period	$(2,315)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Global Real Estate Fund Class A

Six months ended (Unaudited) January 31,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.07
Net realized and unrealized gain (loss)	(.92)
Total from investment operations	(.85)
Distributions from net investment income	(.07)
Distributions from net realized gain	(.01)
Total distributions	(.08)
Net asset value, end of period	$9.07
Total ReturnC,D,E	(8.47)%
Ratios to Average Net AssetsF,G
Expenses before reductions	8.09%H
Expenses net of fee waivers, if any	1.40%H
Expenses net of all reductions	1.40%H
Net investment income (loss)	1.56%H
Supplemental Data
Net assets, end of period (000 omitted)	$583
Portfolio turnover rateI	36%J

 A For the period August 11, 2016 (commencement of operations) to January 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Global Real Estate Fund Class T

Six months ended (Unaudited) January 31,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	(.92)
Total from investment operations	(.86)
Distributions from net investment income	(.06)
Distributions from net realized gain	(.01)
Total distributions	(.07)
Net asset value, end of period	$9.07
Total ReturnC,D,E	(8.56)%
Ratios to Average Net AssetsF,G
Expenses before reductions	8.27%H
Expenses net of fee waivers, if any	1.65%H
Expenses net of all reductions	1.64%H
Net investment income (loss)	1.31%H
Supplemental Data
Net assets, end of period (000 omitted)	$474
Portfolio turnover rateI	36%J

 A For the period August 11, 2016 (commencement of operations) to January 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Global Real Estate Fund Class C

Six months ended (Unaudited) January 31,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.91)
Total from investment operations	(.88)
Distributions from net investment income	(.05)
Distributions from net realized gain	(.01)
Total distributions	(.06)
Net asset value, end of period	$9.06
Total ReturnC,D,E	(8.81)%
Ratios to Average Net AssetsF,G
Expenses before reductions	8.76%H
Expenses net of fee waivers, if any	2.15%H
Expenses net of all reductions	2.14%H
Net investment income (loss)	.81%H
Supplemental Data
Net assets, end of period (000 omitted)	$632
Portfolio turnover rateI	36%J

 A For the period August 11, 2016 (commencement of operations) to January 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Global Real Estate Fund Class I

Six months ended (Unaudited) January 31,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	(.92)
Total from investment operations	(.84)
Distributions from net investment income	(.08)
Distributions from net realized gain	(.01)
Total distributions	(.09)
Net asset value, end of period	$9.07
Total ReturnC,D	(8.37)%
Ratios to Average Net AssetsE,F
Expenses before reductions	7.83%G
Expenses net of fee waivers, if any	1.15%G
Expenses net of all reductions	1.15%G
Net investment income (loss)	1.80%G
Supplemental Data
Net assets, end of period (000 omitted)	$749
Portfolio turnover rateH	36%I

 A For the period August 11, 2016 (commencement of operations) to January 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017

1. Organization.

Fidelity Advisor Global Real Estate Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

In March 2017 the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$19,584
Gross unrealized depreciation	(205,494)
Net unrealized appreciation (depreciation) on securities	$(185,910)
Tax cost	$2,563,842

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,237,030 and $685,442, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$716	$548
Class T	.25%	.25%	1,112	1,094
Class C	.75%	.25%	2,597	2,583
			$4,425	$4,225

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,137
Class T	60
Class C(a)	–
$1,197

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$389.14
Class T	267.12
Class C	306.12
Class I	375.11
	$1,337

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $18 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2018. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.40%	$19,025
Class T	1.65%	14,655
Class C	2.15%	17,055
Class I	1.15%	21,972
		$72,707

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $30 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $10.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Six months ended January 31, 2017 (a)
From net investment income
Class A	$4,562
Class T	3,316
Class C	3,067
Class I	6,711
Total	$17,656
From net realized gain
Class A	$562
Class T	466
Class C	563
Class I	737
Total	$2,328

 (a) For the period August 11, 2016 (commencement of operations) to January 31, 2017.

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Six months ended January 31, 2017 (a)	Six months ended January 31, 2017 (a)
Class A
Shares sold	76,625	$755,127
Reinvestment of distributions	575	5,124
Shares redeemed	(12,870)	(117,313)
Net increase (decrease)	64,330	$642,938
Class T
Shares sold	51,812	$516,622
Reinvestment of distributions	424	3,782
Net increase (decrease)	52,236	$520,404
Class C
Shares sold	69,361	$681,402
Reinvestment of distributions	335	2,984
Net increase (decrease)	69,696	$684,386
Class I
Shares sold	83,838	$828,288
Reinvestment of distributions	835	7,448
Shares redeemed	(2,154)	(19,632)
Net increase (decrease)	82,519	$816,104

 (a) For the period August 11, 2016 (commencement of operations) to January 31, 2017.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 75% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 11, 2016 to January 31, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value January 31, 2017	Expenses Paid During Period
Class A	1.40%
Actual		$1,000.00	$915.30	$6.39-B
Hypothetical-C		$1,000.00	$1,018.15	$7.12-D
Class T	1.65%
Actual		$1,000.00	$914.40	$7.53-B
Hypothetical-C		$1,000.00	$1,016.89	$8.39-D
Class C	2.15%
Actual		$1,000.00	$911.90	$9.80-B
Hypothetical-C		$1,000.00	$1,014.37	$10.92-D
Class I	1.15%
Actual		$1,000.00	$916.30	$5.25-B
Hypothetical-C		$1,000.00	$1,019.41	$5.85-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 174/365 (to reflect the period August 11, 2016 to January 31, 2017).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Global Real Estate Fund

On July 27, 2016, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered SelectCo's staffing as it relates to the fund, including the backgrounds of investment personnel of SelectCo, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by SelectCo, the sub-advisers (together with SelectCo, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, and pricing and bookkeeping and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds, including funds that invest primarily in domestic and international real estate securities.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..The Board considered the fund's proposed management fee and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected net total expense ratio of each class of the fund ranks at or above the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure. The above median total expenses are a result of the Specialty mapped group, which combines all sector-based Lipper objectives into one mapped group that contains funds with domestic, international, and global objectives.

The Board also noted that SelectCo had contractually agreed to reimburse each class of the fund through September 30, 2018 to the extent total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets of each class exceed a certain limit.

The Board considered the total expense ratio of the fund after the effect of the contractual expense cap arrangements.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

AGRE-SANN-0317
1.9881281.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VII’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	March 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 27, 2017